UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08764
UBS PACE Select Advisors Trust
(Exact name of registrant as specified in charter)

51 West 52nd Street, New York, New York 10019-6114
(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq. UBS Global Asset Management (US) Inc. 51 West 52nd Street New York, NY 10019-6114
(Name and address of agent for service)

Copy to:
Jack W. Murphy, Esq. Dechert LLP 1775 I Street, N.W. Washington, DC 20006-2401

Registrant's telephone number, including area code: 212-882 5000

Date of fiscal year end:	July 31

Date of reporting period:	October 31, 2005

Item 1.  Schedule of Investments

UBS PACE Select Advisors Trust

UBS PACE Money Market Investments

SCHEDULE OF INVESTMENTS — October 31, 2005 (unaudited)

Prinicpal Amount (000) ($)		Maturity Dates	Interest Rates (%)	Value ($)

U.S. Government Agency Obligations—5.54%
4,000	Federal Farm Credit Bank	11/01/05	4.062 *	4,000,248
5,500	Federal Home Loan Bank	12/01/05 to 12/12/05	3.714 to 3.750*	5,498,892
2,000	Federal Home Loan Mortgage Corp.	11/07/05	3.702 *	2,000,002
2,500	Federal Home Loan Mortgage Corp.	10/23/06	4.250	2,500,000
Total U.S. Government Agency Obligations (cost—$13,999,142)				13,999,142

Bank Notes—2.37%
Banking-U.S.—2.37%
6,000	Bank of America N.A. (cost—$6,000,000)	11/01/05 to 11/07/05	3.810 to 4.060*	6,000,000

Certificates of Deposit—13.05%
Non-U.S.—7.12%
5,000	Abbey National Treasury Services PLC	11/22/05	3.825	4,999,922
3,000	BNP Paribas	02/13/06	3.965	3,000,000
2,000	Deutsche Bank AG	08/03/06	4.170	2,000,000
3,000	Fortis Bank NV-SA	07/07/06	3.930	3,000,000
5,000	Natexis Banque Populaires	11/21/05 to 11/28/05	3.775 to 3.865	5,000,000
				17,999,922
U.S.—5.93%
5,000	American Express, Federal Savings Bank	11/07/05	3.820	5,000,000
5,000	First Tennessee Bank N.A. (Memphis)	11/01/05 to 12/27/05	3.770 to 3.950	5,000,000
5,000	Washington Mutual Bank	11/04/05	3.800	5,000,000
				15,000,000
Total Certificates of Deposit (cost—$32,999,922)				32,999,922

Commercial Paper@—71.91%
Asset Backed-Banking—1.97%
5,000	Atlantis One Funding	11/23/05	3.880	4,988,145

Asset Backed-Miscellaneous—20.91%
5,000	Amsterdam Funding Corp.	12/07/05	3.960	4,980,200
6,000	Barton Capital LLC	12/02/05 to 01/17/06	3.940 to 4.090	5,963,063
6,000	Falcon Asset Securitization Corp.	11/16/05 to 11/17/05	3.780 to 3.920	5,990,132
3,000	Kitty Hawk Funding Corp.	11/15/05	3.900	2,995,450
3,500	Preferred Receivables Funding Corp.	11/02/05	3.760	3,499,634
5,000	Ranger Funding Co. LLC	11/03/05	3.800	4,998,944
5,000	Sheffield Receivables Corp.	11/07/05	3.820	4,996,817
4,000	Thunderbay Funding	11/28/05 to 01/10/06	3.930 to 4.050	3,973,486
6,000	Variable Funding Capital Corp.	11/18/05 to 01/09/06	3.930 to 4.030	5,965,392
5,000	Windmill Funding Corp.	11/03/05	3.750	4,998,958
4,537	Yorktown Capital LLC	11/18/05	3.930	4,528,580
				52,890,656

Asset Backed-Securities—15.56%
6,000	Beta Finance, Inc.	11/21/05	3.930	5,986,900
1,000	Cancara Asset Securitization LLC	11/14/05	3.900	998,592
5,000	CC (USA), Inc. (Centauri)	11/23/05	3.730	4,988,603
4,000	Dorada Finance, Inc.	11/23/05	3.760	3,990,809
5,000	Galaxy Funding, Inc.	11/14/05	3.700	4,993,319
6,500	Grampian Funding LLC	12/13/05 to 03/29/06	4.000 to 4.100	6,427,005
2,000	K2 (USA) LLC	12/02/05	3.770	1,993,507
3,000	Links Finance LLC	12/21/05	3.860	2,983,917
5,000	Scaldis Capital LLC	11/15/05	3.900	4,992,417
2,000	Solitaire Funding LLC	11/10/05	3.820	1,998,090
				39,353,159

Banking-Non-U.S.—12.39%
3,000	Alliance & Leicester PLC	01/05/06	4.000	2,978,333
5,000	Banque et Caisse d’Epargne de L’Etat	01/12/06	4.050	4,959,500
3,500	Depfa Bank PLC	11/01/05	3.770	3,500,000
6,000	DNB NOR ASA	12/22/05	4.060	5,965,490
4,000	KBC Financial Products International, Ltd.	11/29/05	3.890	3,987,898
5,000	Northern Rock PLC	11/22/05	3.740	4,989,092
5,000	Westpac Trust Securities NZ Ltd.	01/17/06	4.050	4,956,687
				31,337,000

1

Prinicpal Amount (000) ($)		Maturity Dates	Interest Rates (%)		Value ($)

Banking-U.S.—6.69%
6,000	ABN-AMRO N.A. Finance, Inc.	11/14/05	3.910		5,991,528
1,000	CBA (Delaware) Finance, Inc.	12/15/05	3.810		995,343
4,000	ING (US) Funding LLC	12/19/05 to 12/21/05	3.980 to 3.990		3,978,304
5,000	San Paolo IMI U.S. Financial Co.	01/17/06	4.050		4,956,688
1,000	Westpac Capital Corp.	12/15/05	3.800		995,356
					16,917,219

Brokerage—7.30%
5,000	Bear Stearns Cos., Inc.	11/08/05	3.680		4,996,422
4,500	Credit Suisse First Boston USA, Inc.	11/28/05 to 01/25/06	3.750 to 4.130		4,473,466
6,000	Goldman Sachs Group, Inc.	11/21/05	3.980 to 4.010		5,986,700
3,000	Morgan Stanley	11/01/05	4.000	*	3,000,000
					18,456,588

Chemicals—2.36%
6,000	DuPont (E. I. ) De Nemours & Co.	11/28/05	4.000		5,982,000

Diversified Manufacturing—0.79%
2,000	General Electric Co.	12/13/05	3.950		1,990,783

Finance-NonCaptive Diversified—1.97%
5,000	CIT Group, Inc.	12/14/05	4.010		4,976,052

Utilities-Other—1.97%
5,000	RWE AG	12/21/05	3.870		4,973,125
Total Commercial Paper (cost—$181,864,727)					181,864,727

Short-Term Corporate Obligations—9.00%
Asset Backed-Securities—1.88%
1,000	Dorada Finance, Inc. **	03/10/06	3.500		999,982
1,750	K2 (USA) LLC **	11/21/05	3.955	*	1,749,919
2,000	Links Finance LLC **	01/17/06	4.140	*	2,000,221
					4,750,122

Automotive OEM—0.79%
2,000	American Honda Finance Corp. **	12/12/05	3.794	*	2,000,000

Banking-Non-U.S.—1.19%
3,000	Societe Generale **	11/02/05	4.060	*	3,000,000

Finance-Captive Automotive—1.58%
4,000	Toyota Motor Credit Corp.	11/01/05 to 11/07/05	3.800 to 3.820*		3,999,818

Finance-NonCaptive Consumer—2.37%
6,000	HSBC Finance Corp.	11/01/05	4.195	*	6,005,426

Finance-NonCaptive Diversified—1.19%
3,000	General Electric Capital Corp.	11/09/05 to 11/14/05	3.950 to 4.040*		3,000,915
Total Short-Term Corporate Obligations (cost—$22,756,281)					22,756,281

Number of Shares (000)
Money Market Funds†—0.37%
934	AIM Liquid Assets Portfolio (cost—$933,559)	3.832	933,559
Total Investments (cost—$258,553,631 which approximates cost for federal income tax purposes)—102.24%			258,553,631
Liabilities in excess of other assets—(2.24)%			(5,654,111)
Net Assets (applicable to 252,899,954 shares of beneficial interest outstanding equivalent to $1.00 per share) — 100.00%			252,899,520

2

*	Variable rate securities—maturity dates reflect earlier of reset dates or stated maturity dates. The interest rates shown are the current rates as of October 31, 2005, and reset periodically.
**

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 3.86% of net assets as of October 31, 2005, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

@	Interest rates shown are the discount rates at date of purchase.
†	Interest rate shown reflects yield at October 31, 2005.
OEM	Original Equipment Manufacturer

Issuer Breakdown By Country

Percentage of Portfolio Assets (%)
United States	79.8
United Kingdom	5.0
France	4.2
Belgium	2.7
Norway	2.3
Luxembourg	1.9
Australia	1.9
Ireland	1.4
Germany	0.8
Total	100.0

Weighted Average Maturity - 38 days

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s annual report to shareholders dated July 31, 2005.

3

UBS PACE Select Advisors Trust

UBS PACE Government Securities Fixed Income Investments

SCHEDULE OF INVESTMENTS — October 31, 2005 (unaudited)

Principal Amount (000) ($)		Maturity Dates	Interest Rates (%)	Value ($)

Government National Mortgage Association Certificates—5.96%
6	GNMA	12/15/07	8.000	5,754
30	GNMA	08/15/09	8.000	31,184
486	GNMA	08/15/09	9.000	505,628
1	GNMA	03/15/13	11.500	1,290
38	GNMA	02/15/19	10.500	42,084
868	GNMA	04/15/19	8.250	940,862
4	GNMA	05/15/19	11.500	4,617
45	GNMA	06/15/19	10.500	50,618
152	GNMA	07/15/19	10.500	170,761
24	GNMA	08/15/19	10.500	27,201
24	GNMA	09/15/19	10.500	27,142
5	GNMA	07/15/20	10.500	4,967
67	GNMA	08/15/20	10.500	74,767
11	GNMA	09/15/20	10.500	12,519
18	GNMA	08/15/21	7.500	19,681
5	GNMA	02/15/23	8.000	5,113
5	GNMA	09/15/23	7.500	5,087
188	GNMA	12/15/32	5.500	187,520
277	GNMA	02/15/33	5.500	277,197
757	GNMA	03/15/33	5.500	756,157
1,579	GNMA	07/15/33	5.500	1,578,000
945	GNMA	01/15/34	5.500	943,692
985	GNMA	03/15/34	5.500	983,952
1,012	GNMA	04/15/34	5.500	1,010,854
1,090	GNMA	05/15/34	5.500	1,088,580
500	GNMA I TBA	TBA	5.500	499,219
7,000	GNMA I TBA	TBA	6.000	7,124,684
67	GNMA II	04/20/25	9.000	73,240
13	GNMA II	12/20/26	9.000	14,166
42	GNMA II	01/20/27	9.000	45,958
23	GNMA II	04/20/30	9.000	25,771
1	GNMA II	05/20/30	9.000	1,398
3	GNMA II	06/20/30	9.000	3,704
28	GNMA II	07/20/30	9.000	31,163
18	GNMA II	09/20/30	9.000	19,346
41	GNMA II	10/20/30	9.000	45,407
71	GNMA II	11/20/30	9.000	78,314
31	GNMA II ARM	07/20/17	3.750	30,968
407	GNMA II ARM	01/20/18	4.625	412,835
41	GNMA II ARM	04/20/18	4.375	40,750
16	GNMA II ARM	05/20/18	4.875	15,848
122	GNMA II ARM	06/20/19	4.875	123,800
48	GNMA II ARM	05/20/21	4.375	48,294
409	GNMA II ARM	09/20/21	3.750	414,753
75	GNMA II ARM	11/20/21	4.125	75,191
404	GNMA II ARM	06/20/22	4.375	404,694
137	GNMA II ARM	11/20/22	4.125	138,453
310	GNMA II ARM	01/20/23	4.375	311,387
171	GNMA II ARM	03/20/23	4.375	171,506
486	GNMA II ARM	01/20/24	4.375	488,094
380	GNMA II ARM	04/20/24	4.375	381,638

1

Principal Amount (000) ($)		Maturity Dates	Interest Rates (%)	Value ($)

3	GNMA II ARM	12/20/24	4.125	2,705
36	GNMA II ARM	01/20/25	4.375	35,755
105	GNMA II ARM	02/20/25	4.375	105,001
140	GNMA II ARM	03/20/25	4.375	140,123
86	GNMA II ARM	03/20/25	4.500	86,191
331	GNMA II ARM	05/20/25	4.375	332,152
146	GNMA II ARM	06/20/25	4.375	146,069
103	GNMA II ARM	08/20/25	3.750	104,847
110	GNMA II ARM	09/20/25	3.750	111,633
88	GNMA II ARM	10/20/25	4.125	88,749
17	GNMA II ARM	12/20/25	4.125	16,872
76	GNMA II ARM	03/20/26	4.375	76,245
726	GNMA II ARM	04/20/26	4.375	727,957
347	GNMA II ARM	06/20/26	4.375	348,627
137	GNMA II ARM	08/20/26	3.750	139,322
19	GNMA II ARM	09/20/26	3.750	19,410
65	GNMA II ARM	10/20/26	4.125	65,762
85	GNMA II ARM	12/20/26	4.125	86,390
460	GNMA II ARM	01/20/27	4.375	461,219
56	GNMA II ARM	02/20/27	4.375	56,716
246	GNMA II ARM	04/20/27	4.375	247,213
49	GNMA II ARM	07/20/27	3.750	50,081
153	GNMA II ARM	08/20/27	3.750	155,690
252	GNMA II ARM	11/20/27	4.125	254,301
28	GNMA II ARM	12/20/27	4.125	27,973
49	GNMA II ARM	01/20/28	4.375	49,403
14	GNMA II ARM	02/20/28	4.250	14,190
38	GNMA II ARM	02/20/28	4.375	38,390
62	GNMA II ARM	10/20/29	4.125	62,382
247	GNMA II ARM	04/20/30	4.375	248,045
4,312	GNMA II ARM	05/20/30	4.375	4,331,597
79	GNMA II ARM	06/20/30	4.500	79,923
1,027	GNMA II ARM	07/20/30	3.500	1,030,415
803	GNMA II ARM	08/20/30	3.500	805,819
129	GNMA II ARM	10/20/30	4.125	130,203
124	GNMA II ARM	09/20/31	4.125	125,240
88	GNMA II ARM	11/20/31	4.125	88,916
Total Government National Mortgage Association Certificates (cost—$30,743,701)				30,667,334

Federal Home Loan Mortgage Corporation Certificates—17.38%
486	FHLMC	07/01/08	6.000	490,867
5	FHLMC	07/01/09	9.000	4,898
10	FHLMC	02/01/10	9.000	10,788
17	FHLMC	05/01/10	11.500	18,106
13	FHLMC	08/01/10	11.500	13,721
15	FHLMC	11/01/10	11.500	16,166
16	FHLMC	05/01/11	11.000	17,511
261	FHLMC	03/01/13	8.000	278,439
5	FHLMC	03/01/13	11.000	5,627
7	FHLMC	09/01/14	11.500	7,663
12	FHLMC	07/01/15	11.000	13,665
15	FHLMC	09/01/15	11.000	16,273
3	FHLMC	10/01/15	11.000	3,298
22	FHLMC	12/01/15	11.000	25,028
38	FHLMC	12/01/15	11.500	41,136
4	FHLMC	01/01/16	11.500	4,298
147	FHLMC	05/01/16	8.500	146,797
70	FHLMC	11/01/16	9.750	74,437
6	FHLMC	10/01/17	7.500	6,410
43	FHLMC	12/01/17	11.500	47,680
13	FHLMC	01/01/18	11.500	14,516
16	FHLMC	04/01/19	11.000	17,904
8	FHLMC	05/01/19	11.500	8,923
2	FHLMC	06/01/19	11.000	2,161
24	FHLMC	06/01/19	11.500	26,827
† 0	FHLMC	08/01/20	11.000	115
6	FHLMC	09/01/20	11.000	7,056
55	FHLMC	11/01/20	10.500	60,706
14	FHLMC	11/01/24	7.500	14,761
382	FHLMC	04/01/25	9.000	402,835
3	FHLMC	08/01/25	7.000	3,651
2,181	FHLMC	02/01/33	5.500	2,155,961
798	FHLMC	03/01/33	5.500	788,532
937	FHLMC	04/01/33	5.500	926,347
966	FHLMC	05/01/33	5.500	955,102
4,655	FHLMC	06/01/33	5.500	4,602,342
1,064	FHLMC	10/01/33	5.500	1,052,342

2

Principal Amount (000) ($)		Maturity Dates	Interest Rates (%)	Value ($)

549	FHLMC	12/01/33	5.500	542,630
183	FHLMC	03/01/34	5.500	180,812
1,479	FHLMC	10/01/34	5.500	1,462,701
1,054	FHLMC	12/01/34	5.500	1,041,538
6,381	FHLMC	01/01/35	5.500	6,303,790
9,443	FHLMC	02/01/35	5.500	9,328,387
288	FHLMC	05/01/35	5.500	284,415
1,706	FHLMC	06/01/35	5.500	1,684,081
18,940	FHLMC	08/01/35	5.000	18,228,416
24,918	FHLMC	09/01/35	5.000	23,981,649
449	FHLMC ARM	10/01/23	5.044	461,081
694	FHLMC ARM	07/01/24	4.886	712,563
1,112	FHLMC ARM	11/01/25	4.861	1,145,643
1,472	FHLMC ARM	10/01/27	5.359	1,521,989
929	FHLMC ARM	10/01/27	5.407	954,188
376	FHLMC ARM	11/01/27	5.003	384,893
260	FHLMC ARM	01/01/28	4.288	265,967
1,545	FHLMC ARM	06/01/28	5.204	1,588,808
1,123	FHLMC ARM	07/01/28	5.360	1,145,018
853	FHLMC ARM	01/01/29	5.101	879,937
975	FHLMC ARM	04/01/29	5.210	1,001,966
49	FHLMC ARM	10/01/29	6.948	50,192
1,746	FHLMC ARM	11/01/29	5.163	1,801,674
850	FHLMC ARM	12/01/29	5.208	876,358
326	FHLMC ARM	01/01/30	4.683	334,685
1,000	FHLMC TBA	TBA	5.000	961,875
Total Federal Home Loan Mortgage Corporation Certificates (cost—$90,924,544)				89,408,145

Federal Housing Administration Certificates—1.71%
362	FHA GMAC	04/01/19	7.480	365,234
1,879	FHA GMAC	02/01/21	7.400	1,879,420
97	FHA GMAC	05/01/21	7.450	96,754
1,516	FHA Reilly	07/01/20	6.896	1,538,426
92	FHA Reilly	08/01/20	7.430	93,142
4,804	FHA Wingate St. Francis	04/01/31	8.375	4,803,850
Total Federal Housing Administration Certificates (cost—$8,783,095)				8,776,826

Federal National Mortgage Association Certificates—98.24%
215	FNMA	05/01/09	9.000	224,601
173	FNMA	07/01/09	7.249	182,671
5	FNMA	12/01/09	9.500	5,824
45	FNMA	04/01/10	9.250	47,060
9	FNMA	03/01/11	10.250	9,090
37	FNMA	04/01/11	10.250	40,022
4	FNMA	02/01/12	10.500	4,208
20	FNMA	09/01/12	6.500	20,325
47	FNMA	12/01/12	6.500	48,968
6	FNMA	01/01/13	6.500	6,197
44	FNMA	02/01/13	6.500	44,984
77	FNMA	03/01/13	6.500	79,638
41	FNMA	04/01/13	6.500	42,516
77	FNMA	04/01/13	9.250	80,372
135	FNMA	06/01/13	6.500	139,340
41	FNMA	07/01/13	6.500	42,849
3	FNMA	07/01/13	10.500	3,567
25	FNMA	07/01/13	11.000	27,243
31	FNMA	08/01/13	6.500	32,265
203	FNMA	09/01/13	6.500	210,003
72	FNMA	10/01/13	6.500	73,914
78	FNMA	11/01/13	6.500	80,188
6	FNMA	04/01/14	10.500	6,540
12	FNMA	05/01/14	5.500	12,216
81	FNMA	05/01/14	9.250	84,184
33	FNMA	09/01/15	10.500	36,642
25	FNMA	10/01/15	11.000	27,349
† 0	FNMA	11/01/15	10.500	168
49	FNMA	11/01/15	11.000	52,277
31	FNMA	12/01/15	9.250	32,516
8	FNMA	01/01/16	11.000	9,005
13	FNMA	02/01/16	11.000	14,179
17	FNMA	03/01/16	11.000	17,941
409	FNMA	06/01/17	5.500	411,056
2,521	FNMA	10/01/17	5.000	2,489,112
1,312	FNMA	05/01/18	5.000	1,295,270
37	FNMA	07/01/18	5.000	36,293
661	FNMA	08/01/18	5.000	652,357

3

Principal Amount (000) ($)		Maturity Dates	Interest Rates (%)	Value ($)

2,062	FNMA	10/01/18	5.000	2,035,312
10,689	FNMA	11/01/18	5.000	10,551,998
215	FNMA	12/01/18	5.000	212,208
10,696	FNMA	02/01/19	5.000	10,554,940
1,188	FNMA*	03/01/19	4.500	1,149,689
2,790	FNMA*	04/01/19	4.500	2,701,160
2,633	FNMA	04/01/19	5.000	2,598,539
142	FNMA*	05/01/19	4.500	137,844
854	FNMA	05/01/19	5.000	842,289
1,444	FNMA*	06/01/19	4.500	1,397,223
2,177	FNMA	06/01/19	5.000	2,148,016
704	FNMA*	07/01/19	4.500	681,580
14,208	FNMA	07/01/19	5.000	14,020,842
173	FNMA	07/01/19	6.500	179,632
13	FNMA	07/01/19	10.500	14,084
3,606	FNMA	08/01/19	5.000	3,558,570
102	FNMA	08/01/19	10.000	108,595
38	FNMA	09/01/19	5.000	37,363
2,636	FNMA*	10/01/19	4.500	2,551,285
1,916	FNMA	10/01/19	5.000	1,890,803
131	FNMA	10/01/19	9.000	141,552
609	FNMA*	11/01/19	4.500	588,968
2,031	FNMA*	12/01/19	4.500	1,965,416
2,581	FNMA	12/01/19	5.000	2,547,479
2,778	FNMA*	01/01/20	4.500	2,687,881
4,439	FNMA	01/01/20	5.000	4,380,684
2,966	FNMA*	02/01/20	4.500	2,869,159
5,178	FNMA	02/01/20	5.000	5,109,250
1,488	FNMA*	03/01/20	4.500	1,439,546
1,558	FNMA	03/01/20	5.000	1,537,673
10,839	FNMA*	04/01/20	4.500	10,487,237
5,020	FNMA	04/01/20	5.000	4,953,385
1,989	FNMA*	05/01/20	4.500	1,924,617
1,711	FNMA	05/01/20	5.000	1,688,443
15	FNMA	05/01/20	11.000	15,816
628	FNMA*	06/01/20	4.500	607,950
1,499	FNMA*	07/01/20	4.500	1,450,175
6	FNMA	08/01/20	10.500	6,247
2,598	FNMA	09/01/20	5.000	2,563,816
438	FNMA	10/01/20	5.000	432,634
9	FNMA	09/01/21	10.500	10,313
17	FNMA	04/01/22	10.500	18,749
2	FNMA	06/01/24	7.500	2,614
48	FNMA	07/01/24	7.500	51,092
75	FNMA	08/01/24	7.500	79,323
3	FNMA	12/01/24	7.500	2,940
13	FNMA	06/01/25	7.500	13,506
23	FNMA	07/01/25	7.500	23,950
250	FNMA	09/01/25	8.500	271,672
76	FNMA	02/01/26	9.000	82,804
12	FNMA	04/01/26	6.500	12,656
184	FNMA	10/01/26	7.500	194,599
94	FNMA	11/01/26	7.500	99,679
91	FNMA	11/01/26	8.000	95,897
128	FNMA	03/01/29	6.500	131,493
310	FNMA	05/01/29	6.500	319,168
393	FNMA	01/01/32	6.000	396,492
109	FNMA	02/01/32	5.500	107,796
266	FNMA	04/01/32	6.000	268,182
309	FNMA	07/01/32	6.500	317,432
5	FNMA	08/01/32	6.500	5,113
248	FNMA	09/01/32	6.000	249,918
342	FNMA	10/01/32	6.000	345,092
2,475	FNMA	11/01/32	5.500	2,446,138
370	FNMA	12/01/32	6.000	373,215
1,212	FNMA	01/01/33	5.500	1,198,228
628	FNMA	01/01/33	6.000	634,105
726	FNMA	02/01/33	5.500	717,748
423	FNMA	02/01/33	6.000	427,326
1,232	FNMA	03/01/33	6.500	1,264,971
7	FNMA	05/01/33	6.500	7,633
230	FNMA	06/01/33	5.500	227,408
384	FNMA	06/01/33	6.000	387,882
341	FNMA	07/01/33	6.000	344,266
857	FNMA	09/01/33	5.500	846,927

4

Principal Amount (000) ($)		Maturity Dates	Interest Rates (%)		Value ($)

1,341	FNMA	10/01/33	5.500		1,324,684
342	FNMA	10/01/33	6.000		345,481
316	FNMA	11/01/33	5.500		312,670
1,114	FNMA	11/01/33	6.000		1,124,222
1,204	FNMA	12/01/33	5.500		1,190,044
9	FNMA	12/01/33	6.500		8,841
1,950	FNMA	01/01/34	5.500		1,926,502
325	FNMA	02/01/34	5.500		321,057
3,543	FNMA	02/01/34	6.000		3,574,696
875	FNMA	03/01/34	5.500		864,033
1,786	FNMA	04/01/34	5.500		1,763,487
211	FNMA	04/01/34	6.500		216,710
255	FNMA	05/01/34	6.000		257,505
4,891	FNMA	06/01/34	5.500		4,828,738
2,326	FNMA	07/01/34	5.500		2,297,314
96	FNMA	07/01/34	6.500		98,589
6,471	FNMA	08/01/34	6.000		6,529,437
9,499	FNMA	09/01/34	5.500		9,378,737
1,440	FNMA	09/01/34	6.000		1,452,658
1,788	FNMA	10/01/34	6.000		1,803,439
8,582	FNMA	11/01/34	5.500		8,473,065
12,602	FNMA	11/01/34	6.000		12,713,466
375	FNMA	11/01/34	6.500		385,096
55	FNMA	12/01/34	6.000		55,162
523	FNMA	01/01/35	5.500		515,652
1,167	FNMA	01/01/35	6.000		1,177,726
67,331	FNMA	02/01/35	5.500		66,476,574
1,121	FNMA	02/01/35	6.000		1,130,656
413	FNMA	03/01/35	6.000		416,672
6,325	FNMA	04/01/35	5.500		6,241,709
9,073	FNMA	04/01/35	6.000		9,153,326
4,926	FNMA	05/01/35	5.500		4,861,260
4,832	FNMA	05/01/35	6.000		4,874,517
2,580	FNMA	06/01/35	5.500		2,546,736
15,252	FNMA	06/01/35	6.000		15,386,720
954	FNMA	07/01/35	5.500		941,209
754	FNMA	07/01/35	6.000		760,237
1,998	FNMA	08/01/35	5.500		1,971,212
3,044	FNMA	08/01/35	6.000		3,070,492
29,855	FNMA*	09/01/35	4.500		27,894,744
432	FNMA	09/01/35	6.000		435,324
504	FNMA ARM	09/01/15	5.210		506,328
21	FNMA ARM	11/01/23	5.291		21,787
770	FNMA ARM	03/01/25	5.040		782,034
205	FNMA ARM	02/01/26	5.292		209,376
270	FNMA ARM	09/01/26	5.409		275,675
6,046	FNMA ARM	10/01/26	5.035		6,084,061
229	FNMA ARM	12/01/27	4.766		237,464
133	FNMA ARM	02/01/29	5.411		135,835
237	FNMA ARM	02/01/30	5.292		241,578
352	FNMA ARM	05/01/30	4.520		355,338
143	FNMA ARM	07/01/30	4.829		144,338
47,000	FNMA TBA	TBA	5.000		45,367,208
28,000	FNMA TBA*	TBA	5.500		27,629,000
90,000	FNMA TBA	TBA	5.500		88,762,500
2,000	FNMA TBA	TBA	6.000		2,016,876
Total Federal National Mortgage Association Certificates (cost—$513,749,538)					505,238,974

Collateralized Mortgage Obligations—5.30%
2,612	Chevy Chase Funding LLC, Series 2004-1, Class A1 (2)	01/25/35	1.328	‡	2,615,259
2,455	Commercial Mortgage Pass-Through Certificates, Series 2003-FL8, Class A2 (2)	07/15/15	3.968	‡	2,454,700
1,261	Federal Agricultural Mortgage Corp., Series 2002, Class AA1	04/25/11	7.827		1,300,951
186	FHLMC REMIC, Series 0023, Class KZ	11/25/23	6.500		189,587
54	FHLMC REMIC, Series 0159, Class H	09/15/21	4.500		53,819
263	FHLMC REMIC, Series 1003, Class H	10/15/20	4.875	‡	262,667
10	FHLMC REMIC, Series 1349, Class PS	08/15/22	7.500		9,895
1,470	FHLMC REMIC, Series 1502, Class PX	04/15/23	7.000		1,511,962
786	FHLMC REMIC, Series 1534, Class Z	06/15/23	5.000		766,314
258	FHLMC REMIC, Series 1573, Class PZ	09/15/23	7.000		267,979
126	FHLMC REMIC, Series 1658, Class GZ	01/15/24	7.000		130,452
519	FHLMC REMIC, Series 1694, Class Z	03/15/24	6.500		519,939
25	FHLMC REMIC, Series 1775, Class Z	03/15/25	8.500		25,134
60	FHLMC REMIC, Series 2258, Class F	06/15/29	4.118	‡	59,854

5

Principal Amount (000) ($)		Maturity Dates	Interest Rates (%)		Value ($)

211	FHLMC REMIC, Series 2411, Class FJ	12/15/29	4.118	‡	212,046
690	FNMA REMIC, Trust 1987-002, Class Z	11/25/17	11.000		773,283
571	FNMA REMIC, Trust 1988-007, Class Z	04/25/18	9.250		607,927
7	FNMA REMIC, Trust 1992-074, Class Z	05/25/22	8.000		7,032
36	FNMA REMIC, Trust 1992-129, Class L	07/25/22	6.000		36,656
115	FNMA REMIC, Trust 1992-158, Class ZZ	08/25/22	7.750		123,223
1,444	FNMA REMIC, Trust 1993-037, Class PX	03/25/23	7.000		1,502,451
4	FNMA REMIC, Trust 1993-240, Class Z	12/25/13	6.250		4,467
62	FNMA REMIC, Trust 1993-250, Class Z	12/25/23	7.000		64,379
141	FNMA REMIC, Trust G92-040, Class ZC	07/25/22	7.000		145,635
148	FNMA REMIC, Trust G94-006, Class PJ	05/17/24	8.000		156,523
140	GNMA REMIC, Trust 2000-009, Class FH	02/16/30	4.470	‡	140,632
7,038	Indymac Index Mortgage Loan Trust, Series 2005-AR2, Class 2A1A	02/25/35	4.358	‡	7,033,853
2,285	Sequoia Mortgage Trust, Series 5, Class A	10/19/26	4.350	‡	2,286,345
52	Small Business Administration, Series 1997-P10, Class B11	05/10/07	7.310		53,713
617	Small Business Administration, Series 2000-10, Class B1	08/01/10	7.449		658,246
3,268	Washington Mutual, Series 2003-R1, Class A1	12/25/27	4.308	‡	3,264,881
Total Collateralized Mortgage Obligations (cost—$26,782,930)					27,239,804

Asset-Backed Securities—1.68%
2,349	Centex Home Equity Loan Trust, Series 2005-C, Class AV1	06/25/35	4.128	‡	2,348,692
854	Conseco Finance Securitizations Corp., Series 2000-5, Class M1	02/01/32	8.400		95,541
1,638	Embarcadero Aircraft Securitization Trust, Series 2000-A, Class B (2)††	08/15/25	5.070	‡	8,190
864	EMC Mortgage Loan Trust, Series 2003-A, Class A2 (2)	08/25/40	4.788	‡	873,999
1,960	First Franklin Mortgage Loan Trust, Series 2003-FF5, Class A2	03/25/34	2.820	‡	1,963,827
294	First Franklin Mortgage Loan Trust, Series 2004-FFH3, Class 2A2	10/25/34	4.168	‡	294,262
118	Green Tree Financial Corp., Series 1998-2, Class A5	11/01/16	6.240		117,544
1,426	Renaissance Home Equity Loan Trust, Series 2003-2, Class A	08/25/33	4.478	‡	1,429,915
1,123	Residential Asset Mortgage Products, Inc., Series 2004-RS8, Class AII1	05/25/26	4.178	‡	1,123,376
374	Specialty Underwriting & Residential Financing, Series 2003-BC1, Class A	01/25/34	4.378	‡	374,318
Total Asset-Backed Securities (cost—$10,993,529)					8,629,664

Stripped Mortgage-Backed Securities†††—0.26%
527	FHLMC REMIC, Series 0013, Class B (1)	06/25/23	7.000		98,107
33	FHLMC REMIC, Series 1554, Class I (1)	08/15/08	6.500		2,040
833	FHLMC REMIC, Series 1627, Class PN (1)	09/15/22	6.000		25,354
45	FHLMC REMIC, Series 2136, Class GD (1)	03/15/29	7.000		9,078
216	FHLMC REMIC, Series 2178, Class PI (1)	08/15/29	7.500		44,831
† 0	FNMA REMIC, Trust 1992-142, Class KB (1)	08/25/07	11.980		3,822
† 0	FNMA REMIC, Trust 1992-157, Class JA (1)	09/25/07	10.146		3,655
40,215	Hilton Hotel Pool Trust, Series 2000-HLTA, Class X (2)	10/03/15	0.880	‡	1,142,084
Total Stripped Mortgage-Backed Securities (cost—$1,322,670)					1,328,971

Commercial Paper@—2.43%
Finance-NonCaptive Diversified—2.43%
12,600	General Electric Capital Corp. (cost—$12,479,444)	11/02/05 to 01/27/06	3.620 to 4.140		12,479,444

Short-Term U.S. Government and Agency Obligations@—0.03%
155	Federal Home Loan Mortgage Corp.	11/01/05	3.238		155,000
30	U. S. Treasury Bills ‡‡	12/15/05	3.430		29,874
Total Short-Term U.S. Government and Agency Obligations (cost—$184,874)					184,874

Repurchase Agreement—0.52%
2,678	Repurchase Agreement dated 10/31/05 with State Street Bank & Trust Co., collateralized by $1,960,000 U.S. Treasury Bonds, 8.750% due 05/15/17; (value - $2,734,200); proceeds: $2,678,266 (cost—$2,678,000)	11/01/05	3.570		2,678,000
Total Investments Before Investments Sold Short (cost—$698,642,325)(3)—133.51%					686,632,036
Investments Sold Short—(16.75)%
(35,000)	FNMA TBA	TBA	4.500		(32,856,235)
(54,000)	FNMA TBA	TBA	5.500		(53,284,500)
Total Investments Sold Short (proceeds—$87,187,969)					(86,140,735)
Liabilities in excess of other assets—(16.76)%					(86,188,920)
Net Assets—100.00%					514,302,381

6

@	Interest rates shown are the discount rates at date of purchase.
*	Partial amount pledged as collateral for investments sold short.
‡	Floating rate securities. The interest rates shown are the current rates as of October 31, 2005.
‡‡	Entire amount pledged as collateral for futures transactions.
†	Principal amount is less than $500.
††	Bond interest in default.
†††

Interest Only Security. This security entitles the holder to receive interest payments from an underlying pool of mortgages. The risk associated with this security is related to the speed of the principal paydowns. High prepayments would result in a smaller amount of interest being received and cause the yield to decrease. Low prepayments would result in a greater amount of interest being received and cause the yield to increase.

(1)	Illiquid securities representing 0.04% of net assets as of October 31, 2005.
(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 1.38% of net assets as of October 31, 2005, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(3)

Cost of investments shown approximates cost for federal income tax purposes. Gross unrealized appreciation of investments and gross unrealized depreciation of investments at October 31, 2005 were $1,058,635 and $13,068,924, respectively, resulting in net unrealized depreciation of investments of $12,010,289.

ARM	Adjustable Rate Mortgage—The interest rates shown are the current rates as of October 31, 2005.
FHA	Federal Housing Administration.
FHLMC	Federal Home Loan Mortgage Corporation.
FNMA	Federal National Mortgage Association
GMAC	General Motors Acceptance Corporation.
GNMA	Government National Mortgage Association.
REMIC	Real Estate Mortgage Investment Conduit.
TBA

(To Be Assigned) Securities are purchased on a forward commitment basis with an approximate principal amount (generally +/- 1.0%) and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

Written Options

Number of
Contracts (000)		Value ($)
Call Options Written
43,000	3 Month LIBOR(5) Interest Rate Swap, strike @ 4.56%, expires 10/18/06
	(premiums received—$428,925)	301,430

Written option activity for the three months ended October 31, 2005 was as follows:

	Number of	Amount of
	Contracts	Premiums
	(000)	Received ($)
Options outstanding at July 31, 2005	30,000	433,500
Options written	43,000	428,925
Options expired prior to exercise	(30,000)	(433,500)
Options outstanding at October 31, 2005	43,000	428,925

Futures Contracts

Number of		In	Expiration	Unrealized
Contracts	Contracts to Deliver	Exchange For ($)	Date	Appreciation ($)
31	U.S. Treasury Note 10 Year Futures	3,451,875	December 2005	89,828

Interest Rate Swaps

Notional			Rate Type
Amount		Termination	Payments made	Payments received	Unrealized
(000)		Date	by the Fund (%)	by the Fund (%)	Appreciation ($)

USD	13,600	12/15/15	5.000	4.260(5)	396,057

(5) 3 Month LIBOR (London Interbank Offered Rate) at October 31, 2005 was 4.260%.

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s annual report to shareholders dated July 31, 2005.

7

UBS PACE Select Advisors Trust

UBS PACE Intermediate Fixed Income Investments

SCHEDULE OF INVESTMENTS — October 31, 2005 (unaudited)

Principal Amount (000) ($)		Maturity Dates	Interest Rates (%)		Value ($)

U.S. Government Obligations—22.91%
4,950	U.S. Treasury Bonds (1)	11/15/10	12.750		4,966,048
2,890	U.S. Treasury Bonds	11/15/12	10.375		3,223,026
1,775	U.S. Treasury Bonds	08/15/20	8.750		2,511,625
4,110	U.S. Treasury Bonds	08/15/23	6.250		4,796,658
25	U.S. Treasury Notes	05/15/06	4.625		25,053
890	U.S. Treasury Notes	08/15/06	2.375		876,580
2,115	U.S. Treasury Notes	02/28/07	3.375		2,087,323
18,950	U.S. Treasury Notes	04/30/07	3.625		18,739,030
4,175	U.S. Treasury Notes	05/31/07	3.500		4,119,063
7,300	U.S. Treasury Notes (1)	07/31/07	3.875		7,238,118
23,975	U.S. Treasury Notes (1)	09/30/07	4.000		23,804,562
16,020	U.S. Treasury Notes	10/31/07	4.250		15,978,700
4,770	U.S. Treasury Notes (1)	08/15/08	4.125		4,734,597
110	U.S. Treasury Notes	08/15/15	4.250		107,336
Total U.S. Government Obligations (cost—$94,644,269)					93,207,719

Federal Home Loan Bank Certificates—1.08%
4,485	FHLB (cost—$4,400,871)	03/07/07	3.050		4,383,711

Federal Home Loan Mortgage Corporation Certificates—3.18%
3,875	FHLMC	04/19/07	3.010		3,787,553
4,175	FHLMC	09/14/07	3.300		4,073,769
1,125	FHLMC	02/27/09	3.750		1,090,990
2,625	FHLMC	08/15/12	5.000		2,595,792
1,430	FHLMC	10/27/14	5.000		1,401,867
Total Federal Home Loan Mortgage Corporation Certificates (cost—$13,104,093)					12,949,971

Federal National Mortgage Association Certificates—12.20%
3,025	FNMA	01/06/06	1.790		3,011,372
5,500	FNMA	04/20/06	2.000		5,438,136
1,775	FNMA	06/16/06	1.750		1,745,803
3,775	FNMA	01/30/07	2.710		3,689,330
1,915	FNMA	01/26/09	4.000		1,871,323
5,660	FNMA	09/15/09	6.625		6,030,945
5,235	FNMA	01/15/10	7.250		5,726,279
1,995	FNMA	06/15/10	7.125		2,186,307
900	FNMA	03/15/11	5.500		927,592
1,185	FNMA	05/15/11	6.000		1,250,745
1,673	FNMA	11/01/11	5.793		1,729,248
4,480	FNMA	02/21/13	4.750		4,384,263
845	FNMA	05/01/13	4.625		815,653
2,050	FNMA	03/02/15	5.000		2,007,782
604	FNMA ARM	08/01/32	5.551		605,900
2,372	FNMA ARM	04/01/34	4.006		2,308,102
5,995	FNMA ARM	07/01/35	4.660		5,917,367
Total Federal National Mortgage Association Certificates (cost—$50,484,100)					49,646,147

Collateralized Mortgage Obligations—15.78%
2,050	Banc of America Commercial Mortgage, Inc., Series 2001-1, Class A2	04/15/36	6.503		2,169,270
2,943	Bear Stearns Alternative Loan Trust-A Trust, Series 2004-13, Class A1	11/25/34	4.408	‡	2,947,860
3,583	Bear Stearns ARM Trust, Series 2004-5, Class 2A	07/25/34	4.023		3,465,748
2,000	Chase Commercial Mortgage Securities Corp., Series 1999-2, Class A2	01/15/32	7.198		2,147,763
2,133	Commercial Mortgage Acceptance Corp., Series 1998-C2, Class A2	09/15/30	6.030		2,171,735
3,721	Countrywide Alternative Loan Trust, Series 2005-56, Class 1A1	11/25/35	4.570	‡	3,758,230
2,010	FHLMC REMIC Trust, Series 2626, Class NA	06/15/23	5.000		2,005,865
1,413	First Union Lehman Brothers Bank of America, Series 1998-C2, Class A2	11/18/35	6.560		1,456,500
3,125	First Union National Bank Commercial Mortgage Trust, Series 2001-C3, Class A3	08/15/33	6.423		3,308,491
341	FNMA REMIC Trust, Series 2002-63, Class EJ	10/25/32	6.000		343,006
2,983	FNMA REMIC Trust, Series 2004-25, Class PA	10/25/30	5.500		2,991,029
2,752	FNMA REMIC Trust, Series 2004-36, Class BS	11/25/30	5.500		2,771,332
1,765	FNMA REMIC Trust, Series 2005-57, Class FG	05/25/35	4.438	‡	1,770,700

1

Principal Amount (000) ($)		Maturity Dates	Interest Rates (%)		Value ($)

2,093	FNMA REMIC Trust, Series 2005-57, Class PA	05/25/27	5.500		2,107,468
2,408	FNMA REMIC Trust, Series 2005-70, Class KB	05/25/35	5.500		2,419,065
2,643	FNMA REMIC Trust, Series 2005-83, Class LA	10/25/35	5.500		2,654,341
1,801	GMAC Commercial Mortgage Securities, Inc., Series 1999-C3, Class A2	08/15/36	7.179		1,910,060
1,650	GMAC Commercial Mortgage Securities, Inc., Series 2005-C1, Class AM	05/10/43	4.754		1,577,626
1,900	Goldman Sachs Mortgage Securities Corp. II, Series 2005-GG4, Class A4A	07/10/39	4.751		1,825,285
2,090	J.P. Morgan Chase Commercial Mortgage Securities, Series 2004-CBX, Class A4	01/12/37	4.529		2,022,880
1,850	Lehman Brothers Commercial Conduit Mortgage Trust, Series 1998-C4, Class A1B	10/15/35	6.210		1,905,041
1,143	Lehman Brothers Commercial Conduit Mortgage Trust, Series 1999-C2, Class A1	10/15/32	7.105		1,161,723
2,600	Morgan Stanley Capital I, Series 2005-HQ6, Class A2A	08/13/42	4.882		2,565,109
546	Nationslink Funding Corp., Series 1999-SL, Class A6	11/10/30	6.608		548,636
1,904	Small Business Administration, Series 2004-P10B, Class 1	08/10/14	4.754		1,869,875
1,502	Structured ARM Loan Trust, Series 2004-13, Class A2	09/25/34	4.338		1,502,317
1,749	Structured Asset Securities Corp., Series 2003-2, Class C (2)	01/21/09	4.581	‡	1,748,579
1,125	Structured Asset Securities Corp., Series 2003-AL1, Class A (2)	04/25/31	3.356		1,015,973
3,106	Structured Asset Securities Corp., Series 2004-6, Class 4A1 ARM	06/25/34	4.852		3,017,595
3,133	Wells Fargo Mortgage Backed SecuritiesTrust, Series 2004-H, Class A1	06/25/34	4.529	‡	3,053,252
Total Collateralized Mortgage Obligations (cost—$65,556,565)					64,212,354

Asset-Backed Securities—9.22%
3,000	American Express Master Credit Card Trust, Series 2005-5, Class A	02/15/13	4.010	‡	3,000,969
779	Capital Auto Receivables Asset Trust, Series 2002-3, Class A3	10/16/06	3.580		777,980
2,800	Chase Issuance Trust, Series 2004-A9, Class A9	06/15/10	3.220		2,720,856
2,890	Citibank Credit Card Issuance Trust, Series 1998-2, Class A	01/15/10	6.050		2,972,862
3,475	Citibank Credit Card Issuance Trust, Series 2003-A6, Class A6	05/17/10	2.900		3,317,382
3,325	Citibank Credit Card Issuance Trust, Series 2004-A1, Class A1	01/20/09	2.550		3,235,636
3,325	Citibank Credit Card Issuance Trust, Series 2004-A4, Class A4	08/24/09	3.200		3,233,831
3,183	Countrywide Asset-Backed Certificates, Series 2005-4, Class AF1	10/25/35	4.168	‡	3,183,512
2,825	DaimlerChrysler Auto Trust, Series 2004-B, Class A3	09/08/08	3.180		2,792,860
2,000	Epoch 2002 Ltd. (2)	05/30/07	4.460	‡	2,025,000
2,925	MBNA Master Credit Card Trust, Series 2004-A4, Class A4	09/15/09	2.700		2,841,390
3,450	Nissan Auto Receivables Owner Trust, Series 2004-B, Class A4	12/15/09	4.000		3,393,754
884	Polaris Securities, Inc., Series 2001-1, Class A1 †(2)	07/17/09	9.370	#	777,512
3,300	Sallie Mae Student Loan Trust, Series 2005-8, Class A4	01/25/28	4.250		3,247,148
Total Asset-Backed Securities (cost—$37,972,083)					37,520,692

Corporate Notes—28.83%

Aerospace & Defense—0.40%
565	Northrop Grumman Corp.	11/16/06	4.079		560,478
340	Northrop Grumman Corp.	02/15/11	7.125		371,248
689	Raytheon Co.	08/15/07	6.750		708,965
					1,640,691

Airlines—0.13%
527	Continental Airlines, Inc.	02/02/19	6.545		509,622

Automotive—0.29%
800	DaimlerChrysler N.A. Holding	06/15/10	4.875		775,689
200	DaimlerChrysler N.A. Holding	11/15/13	6.500		207,326
200	General Motors Acceptance Corp.	09/23/08	5.110	‡	193,919
					1,176,934

Banking-Non-U.S.—2.44%
390	HBOS Treasury Services PLC (2)	01/12/07	3.125		382,574
500	HBOS Treasury Services PLC (2)	09/30/08	3.750		485,375
800	Japan Finance Corp. for Municipal Entities	04/21/15	4.625		781,173
1,400	KFW	09/21/07	3.250		1,368,226
5,225	L-Bank BW Foerderbank	07/27/06	3.420		5,186,680
650	National Westminster Bank	04/29/49	7.750	‡	682,065

2

Principal Amount (000) ($)		Maturity Dates	Interest Rates (%)		Value ($)

625	Sumitomo Mitsui Banking (2)	12/31/49	6.718	‡	611,311
425	Swedish Export Credit Corp.	01/15/08	3.500		414,618
					9,912,022

Banking-U.S.—6.46%
400	BankBoston N.A.	04/15/08	6.375		413,626
260	Bank of America Corp.	04/15/06	7.200		262,733
1,315	Bank of America Corp.	02/15/10	7.800		1,451,876
90	Bank of America Corp.	08/01/10	4.500		88,048
250	Bank One Corp.	06/30/08	2.625		236,114
975	Bank One N.A., Illinois ‡‡‡	01/15/08	3.700		953,753
2,050	DEPFA Asset Covered Securities Bank	10/29/08	3.625		1,986,485
1,300	DEPFA Asset Covered Securities Bank (2)	10/28/15	4.875		1,286,350
825	Deutsche Bank AG NY	03/15/07	3.843	‡	818,977
1,380	Fleet National Bank	01/15/09	5.750		1,414,098
280	FleetBoston Financial Corp.	02/15/08	3.850		274,873
3,925	HSBC Bank USA	06/07/07	3.870		3,925,000
550	HSBC Bank USA	09/15/09	3.875		529,114
250	Huntington National Bank	10/16/06	2.750		245,177
635	Suntrust Bank	10/15/07	3.625		620,679
430	Suntrust Bank	10/15/08	4.000		419,080
500	Suntrust Bank	06/15/09	4.415		490,550
1,425	U.S. Bank N.A.	03/12/07	2.400		1,380,486
860	U.S. Bank N.A.	02/01/08	6.500		890,557
625	U.S. Bank N.A.	08/15/08	4.400		618,027
785	U.S. Central Credit Union	05/30/08	2.750		746,659
250	Wachovia Bank N.A.	08/15/08	4.375		247,089
1,500	Wachovia Corp.	11/01/06	4.950		1,501,452
190	Wachovia Corp.	08/15/08	3.500		182,936
840	Wachovia Corp.	12/15/08	5.625		859,746
925	Wells Fargo & Co.	05/21/06	5.900		931,102
1,150	Wells Fargo & Co.	08/15/08	3.120		1,098,366
345	Wells Fargo & Co.	08/15/08	4.000		337,886
1,545	Wells Fargo & Co.	01/15/10	4.200		1,502,114
575	World Savings Bank, Federal Savings Bank	03/10/08	4.125		564,448
					26,277,401

Building Products—0.11%
165	Lennar Corp. (2)	05/31/15	5.600		158,048
315	Pulte Homes, Inc.	02/15/15	5.200		291,763
					449,811

Diversified Financials—0.24%
845	Nationwide Building Society (2)	01/30/07	2.625		823,137
180	Nationwide Building Society (2)	02/01/10	4.250		174,615
					997,752

Diversified Manufacturing—0.17%
690	Tyco International Group SA	08/01/06	5.800		694,575

Electric Utilities—1.03%
520	American Electric Power	08/16/07	4.709		517,108
625	DTE Energy Co.	08/16/07	5.630		630,443
650	PSEG Funding Trust	11/16/07	5.381		652,404
950	Scottish Power PLC	03/15/10	4.910		940,141
600	SP Powerassets Ltd. (2)	10/22/08	3.800		582,183
900	TXU Corp.	11/15/09	4.800		852,886
					4,175,165

Electronics—0.03%
115	Loral Corp.	09/15/23	7.000		130,631

Energy—0.42%
675	Anadarko Petroleum Corp.	05/01/08	3.250		648,735
60	Conoco Funding Co.	10/15/06	5.450		60,385
340	Florida Power Corp.	03/01/13	4.800		329,582
675	Ocean Energy, Inc.	10/01/07	4.375		668,753
					1,707,455

3

Principal Amount (000) ($)		Maturity Dates	Interest Rates (%)		Value ($)

Finance-Consumer—0.30%
1,175	Commercial Credit Co.	07/01/07	6.750		1,210,177

Financial Services—7.78%
450	Bank of New York Co., Inc. MTN ‡‡‡	09/01/07	3.900		443,638
550	Bear Stearns Co., Inc.	03/25/09	3.250		520,638
670	Bear Stearns Co., Inc.	06/23/10	4.550		654,888
1,100	Citigroup, Inc.	05/10/06	5.750		1,106,779
4,445	Citigroup, Inc.	02/22/10	4.125		4,296,039
340	Citigroup, Inc.	08/03/10	4.625		334,274
2,875	Eksportfinans	07/15/09	4.375		2,829,164
1,225	General Electric Capital Corp.	08/15/07	3.500		1,200,276
3,650	General Electric Capital Corp. MTN	01/15/08	3.450	‡	3,613,854
4,975	General Electric Capital Corp. MTN	09/01/09	4.125		4,836,098
675	HSBC Finance Corp.	07/15/06	7.200		686,270
350	HSBC Finance Corp.	01/30/07	5.750		353,953
50	HSBC Finance Corp.	08/01/10	6.375		52,550
585	J.P. Morgan Chase & Co.	05/30/07	5.250		589,597
1,530	J.P. Morgan Chase & Co.	02/01/08	4.000		1,503,673
375	Lehman Brothers Holdings, Inc.	02/05/06	6.625		377,038
450	Lehman Brothers Holdings, Inc.	03/13/09	3.600		431,366
800	Massmutual Global Funding (2)	07/15/08	2.550		752,348
1,800	Morgan Stanley	01/21/11	5.050		1,784,284
575	Morgan Stanley	04/01/12	6.600		616,538
1,000	New York Life Global Funding MTN (2)	01/15/09	3.875		970,829
400	Nuveen Investments	09/15/15	5.500		388,416
455	Principal Life Global Funding (2)	04/30/08	3.625		441,134
1,180	SLM Corp.	03/17/08	3.625		1,148,627
345	State Street Corp.	06/15/10	7.650		385,335
250	TIAA Global Markets (2)	01/22/08	3.875		244,822
375	U.S. Bancorp	08/23/07	3.950		369,877
700	Washington Mutual Finance Corp.	05/15/06	6.250		706,215
					31,638,520

Insurance—1.29%
575	Allstate Financial Global Funding II (2)	10/22/06	2.625		561,531
1,430	Berkshire Hathaway Finance Corp.	01/15/10	4.125		1,388,238
1,350	Chubb Corp.	11/16/07	4.934		1,349,676
750	Metlife, Inc.	06/15/15	5.000		728,780
235	Metropolitan Life Global Funding (2)	07/30/09	4.250		229,667
165	Protective Life Second Trust	11/24/08	3.700		159,567
850	Prudential Financial, Inc.	05/01/08	3.750		834,721
					5,252,180

Media—1.09%
2,195	Continental Cablevision, Inc.	05/15/06	8.300		2,235,717
745	Lenfest Communications, Inc.	02/15/08	7.625		782,864
1,050	News America, Inc.	12/15/14	5.300		1,028,336
350	Time Warner, Inc.	02/01/24	7.570		387,832
					4,434,749

Medical Providers—0.42%
1,700	Wellpoint, Inc.	06/15/06	6.375		1,717,117

Oil & Gas—0.23%
150	Encana Corp.	08/15/09	4.600		147,960
800	Gulfstream Natural Gas (2)	11/01/15	5.560		797,029
					944,989

Oil Refining—0.13%
225	Enterprise Products Operating LP	10/15/07	4.000		220,034
300	Tosco Corp.	01/01/07	7.250		308,000
					528,034

4

Principal Amount (000) ($)		Maturity Dates	Interest Rates (%)		Value ($)

Pharmaceuticals—0.64%
1,500	Merck & Co., Inc. (2)	02/22/06	4.726	‡	1,499,446
305	Merck & Co., Inc.	07/01/06	5.250		305,765
460	Merck & Co., Inc.	03/30/07	2.500		445,128
340	Schering-Plough Corp.	12/01/13	5.550		344,197
					2,594,536

Railroads—0.31%
750	Canadian National Railway Co.	03/15/13	4.400		715,437
555	Union Pacific Corp.	12/01/06	6.700		565,621
					1,281,058

Real Estate Investment Trusts—1.15%
340	Archstone-Smith Operating Trust	08/15/07	5.000		340,089
555	AvalonBay Communities, Inc. MTN	08/01/07	5.000		555,415
280	AvalonBay Communities, Inc. MTN	11/01/12	6.125		292,534
780	ERP Operating LP	03/15/12	6.625		834,392
800	Prologis (2)	11/15/10	5.250		796,847
225	Rouse Co.	03/15/09	3.625		209,078
315	Rouse Co.	11/26/13	5.375		295,646
925	Simon Property Group LP	01/30/09	3.750		887,935
460	Spieker Properties LP	01/15/08	6.750		475,188
					4,687,124

Retail—0.15%
130	Federated Department Stores	09/01/08	6.625		135,045
440	May Department Stores Co.	10/15/16	7.450		491,779
					626,824

Specialty Purpose Entity—0.13%
550	BAE Systems Holdings, Inc. (2)	08/15/15	5.200		533,125

Telecommunications—2.45%
1,585	AT&T Broadband Corp.	03/15/13	8.375		1,825,773
2,350	Bellsouth Corp. (2)	04/26/06	4.258	‡	2,346,440
125	Centurytel, Inc.	02/15/15	5.000		116,114
110	Cox Communications, Inc.	11/01/10	7.750		119,532
350	Cox Communications, Inc.	10/01/12	7.125		374,891
725	SBC Communications, Inc. (2)	06/05/06	4.389		723,390
95	SBC Communications, Inc.	02/01/12	5.875		97,209
475	Sprint Capital Corp.	01/30/11	7.625		522,701
100	TCI Communications, Inc.	08/01/13	7.875		112,685
50	TCI Communications, Inc.	08/01/15	8.750		60,336
265	Telecom Italia Capital	11/15/13	5.250		259,076
265	Telecom Italia Capital	09/30/14	4.950		251,448
1,000	Telefonica Europe BV	09/15/10	7.750		1,102,582
2,030	Verizon New Jersey, Inc.	01/17/12	5.875		2,039,837
					9,952,014

Utilities—0.72%
875	Dominion Resources, Inc.	11/15/06	3.660		864,248
650	Dominion Resources, Inc.	12/15/09	5.125		648,247
100	Dominion Resources, Inc.	09/15/14	7.195		110,217
950	Nisource Finance Corp.	11/23/09	4.393	‡	952,798
360	Virginia Electric & Power Co.	03/31/06	5.750		361,499
					2,937,009

Wireless Telecommunications—0.32%
900	Vodafone Group PLC	01/30/08	3.950		882,955
25	Vodafone Group PLC	02/15/10	7.750		27,500
400	Vodafone Group PLC	09/15/15	5.000		388,484
					1,298,939
Total Corporate Notes (cost—$119,288,741)					117,308,454

5

Principal Amount (000) ($)			Maturity Dates	Interest Rates (%)	Value ($)

International Government Obligations—2.73%
EUR	500	Federal Republic of Germany	07/04/34	4.750	700,543
EUR	2,025	Federal Republic of Germany	01/04/37	4.000	2,520,521
NZD	4,150	Government of New Zealand	11/15/11	6.000	2,900,650
NZD	3,965	Government of New Zealand	04/15/13	6.500	2,858,909
955		Quebec Province of Canada	02/15/09	5.750	982,559
685		United Mexican States	03/03/15	6.625	731,580
400		United Mexican States	09/27/34	6.750	417,000
Total International Government Obligations (cost—$11,305,507)					11,111,762

Short-Term U.S. Government Agency Obligation‡‡—1.11%
4,500		Federal Home Loan Bank (cost—$4,500,000)	11/01/05	3.650	4,500,000

Repurchase Agreement—0.01%
53		Repurchase Agreement dated 10/31/05 with State Street Bank & Trust Co., collateralized by $37,945 U.S Treasury Bonds, 7.250% to 9.875% due 11/15/15 to 05/15/17; (value - $54,061); proceeds: $53,005 (cost—$53,000)	11/01/05	3.570	53,000

Number of Shares (000)
Investments of Cash Collateral from Securities Loaned—5.02%

Money Market Funds ††—2.54%
††† 0		AIM Liquid Assets Portfolio		3.832	44
160		AIM Prime Portfolio		3.870	160,332
5		Barclays Prime Money Market Fund		3.831	5,038
2		Scudder Money Market Series		3.677	1,697
10,186		UBS Private Money Market Fund LLC**		3.868	10,186,290
Total Money Market Funds (cost—$10,353,401)					10,353,401

Principal
Amount
(000) ($)
Repurchase Agreements—2.48%
5,059	Repurchase Agreement dated 10/31/05 with Deutsche Bank Securities, Inc., collateralized by $5,193,000 Federal Farm Credit Bank obligations, 5.300% due 08/11/15; (value-$5,160,065); proceeds: $5,059,266	11/01/05	4.000	5,058,704
5,027	Repurchase Agreement dated 10/31/05 with Merrill Lynch & Co., collateralized by $7,165,000 Resolution Funding Co. Interest Strips, zero coupon due 01/15/13; (value-$5,129,997); proceeds: $5,027,616	11/01/05	3.990	5,027,059
Total Repurchase Agreements (cost—$10,085,763)				10,085,763
Total Investments of Cash Collateral from Securities Loaned (cost—$20,439,164)				20,439,164
Total Investments (cost—$421,748,393) (3)(4)—102.07%				415,332,974
Liabilities in excess of other assets—(2.07)%				(8,428,250)
Net Assets—100.00%				406,904,724

6

(1)	Security, or portion thereof, was on loan at October 31, 2005.
(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 4.91% of net assets as of October 31, 2005, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(3)

Cost of investments shown approximates cost for federal income tax purposes. Gross unrealized appreciation of investments and gross unrealized depreciation of investments at October 31, 2005 were $412,879 and $6,828,298, respectively, resulting in net unrealized depreciation of investments of $6,415,419.

(4)

Includes $25,806,870 of investments in securities on loan, at value. In addition to holding cash and cash equivalents as collateral for portfolio securities loaned of $20,439,164, the custodian also held U.S. Government agency securities having an aggregate value of $24,746,842 as collateral for portfolio securities loaned.

Principal
Amount (000) ($)		Maturity Dates	Interest Rates (%)	Value ($)
9,590	Federal Home Loan Mortgage Corp.	07/15/06	5.500	9,814,253
1,150	Federal National Mortgage Association	04/15/07	5.250	1,162,745
10,661	Federal National Mortgage Association	01/15/30	7.125	13,769,844
				24,746,842

‡	Floating rate securities. The interest rates shown are the current rates as of October 31, 2005.
‡‡	Interest rate shown is the discount rate at date of purchase.
#	Interest rate shown reflects yield to maturity at purchase date for zero coupon bond.
†

Principal Only Security. This security entitles the holder to receive principal payments from an underlying pool of assets. High prepayments return principal faster than expected and cause the yield to increase. Low prepayments return principal more slowly than expected and cause the yield to decrease.

††	Interest rates shown reflect yield at October 31, 2005.
†††	Amount represents less than 500 shares.
‡‡‡	Entire amount pledged as collateral for futures transactions.
ARM	Adjustable Rate Mortgage—The interest rates shown are the current rates as of October 31, 2005.
EUR	Euro Dollars.
FHLB	Federal Home Loan Bank.
FHLMC	Federal Home Loan Mortgage Corporation.
FNMA	Federal National Mortgage Association.
GMAC	General Motors Acceptance Corporation.
MTN	Medium Term Note.
NZD	New Zealand Dollars.
REMIC	Real Estate Mortgage Investment Conduit.
**	The table below details the Portfolio’s transaction activity in an affiliated issuer for the three months ended October 31, 2005.

Security Description	Value at 07/31/05 ($)	Purchases During the Three Months Ended 10/31/05 ($)	Sales During the Three Months Ended 10/31/05 ($)	Value at 10/31/05 ($)	Income Earned from Affiliate for the Three Months Ended 10/31/05 ($)
UBS Private Money Market Fund LLC	21,399,173	77,661,066	88,873,949	10,186,290	5,411

7

Written option activity for the three months ended October 31, 2005 was as follows:

		Amount of
	Number of	Premiums
	Contracts	Received ($)
Options outstanding at July 31, 2005	116	84,763
Options expired prior to exercise	(116)	(84,763)
Options outstanding at October 31, 2005	—	—

Futures Contracts

					Unrealized
Number of			In	Expiration	Appreciation
Contracts	Currency	Contracts to Receive	Exchange For ($)	Dates	(Depreciation) ($)
90	USD	U.S. Treasury Note 2 Year Futures	18,658,607	December 2005	(190,326)
567	USD	U.S. Treasury Note 10 Year Futures	62,931,014	December 2005	(1,438,092)
					(1,628,418)

		Contracts to Deliver
89	EUR	Federal Republic of Germany Bond 5 Year Futures	12,252,214	December 2005	235,228
154	USD	U.S. Treasury Note 5 Year Futures	16,575,550	December 2005	268,394
					503,622
					(1,124,796)

Forward Foreign Currency Contracts

	Contracts to	In		Maturity	Unrealized
	Deliver	Exchange For		Dates	Appreciation ($)
Euro Dollar	2,877,107	USD	3,496,534	01/20/06	29,959
New Zealand Dollar	8,028,009	USD	5,579,466	01/27/06	2,217
					32,176

Currency Type Abbreviation:

EUR  Euro Dollars.

USD  U.S. Dollars.

Issuer Breakdown By Country

Percentage of Portfolio Assets (%)
United States	93.9
Germany	1.6
United Kingdom	1.1
Ireland	0.8
Norway	0.7
Canada	0.5
Netherlands	0.3
Luxembourg	0.3
Japan	0.3
Mexico	0.3
Singapore	0.1
Sweden	0.1
Total	100.0

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s annual report to shareholders dated July 31, 2005.

8

UBS PACE Select Advisors Trust

UBS PACE Strategic Fixed Income Investments

SCHEDULE OF INVESTMENTS — October 31, 2005 (unaudited)

Principal Amount (000) ($) #		Maturity Dates	Interest Rates (%)		Value ($)

U.S. Government Obligations—1.43%
521	U.S. Treasury Inflation Index Notes (2)	07/15/14	2.000		522,243
6,582	U.S. Treasury Inflation Index Notes (2)	01/15/15	1.625		6,384,564
Total U.S. Government Obligations (cost—$7,037,204)					6,906,807

Government National Mortgage Association Certificates—0.15%
134	GNMA	06/15/17	8.000		142,983
155	GNMA	07/15/17	8.000		165,581
77	GNMA	09/15/17	8.000		82,644
169	GNMA	11/15/17	8.000		180,589
20	GNMA II ARM	11/20/23	4.125		19,874
23	GNMA II ARM	07/20/25	3.750		22,987
55	GNMA II ARM	01/20/26	4.375		55,363
76	GNMA II ARM	05/20/26	4.375		76,342
Total Government National Mortgage Association Certificates (cost—$740,682)					746,363

Federal Home Loan Mortgage Corporation Certificates—1.78%
4,721	FHLMC	11/01/08	4.500		4,688,128
1,556	FHLMC	05/01/25	7.645		1,698,687
2,300	FHLMC TBA	TBA	5.000		2,212,312
Total Federal Home Loan Mortgage Corporation Certificates (cost—$8,599,695)					8,599,127

Federal Housing Administration Certificates—0.08%
229	FHA GMAC	12/01/21	7.430		231,721
85	FHA Reilly	08/01/20	7.430		85,977
77	FHA Reilly	10/01/20	7.430		78,099
Total Federal Housing Administration Certificates (cost—$408,065)					395,797

Federal National Mortgage Association Certificates—14.78%
3,691	FNMA	12/01/09	6.970		3,896,656
5,527	FNMA	01/01/35	5.500		5,456,998
1,890	FNMA	03/01/35	5.500		1,864,593
2,719	FNMA	05/01/35	5.500		2,682,726
4,950	FNMA	06/01/35	5.500		4,884,639
1,649	FNMA	07/01/35	5.500		1,626,965
6,481	FNMA	08/01/35	5.500		6,395,819
3,000	FNMA	09/01/35	5.000		2,887,833
117	FNMA	09/01/35	5.500		115,567
5,117	FNMA	10/01/35	5.500		5,049,865
9,252	FNMA	11/01/35	5.500		9,130,668
110	FNMA ARM	04/01/27	5.412		112,256
141	FNMA ARM	05/01/27	5.153		144,281
352	FNMA ARM	05/01/30	4.690		355,338
3,708	FNMA ARM	07/01/34	4.550		3,651,519
22,216	FNMA ARM	11/01/34	4.198		21,918,477
838	FNMA ARM	08/01/40	4.419		848,190
308	FNMA ARM COFI	11/01/26	3.311		311,508
Total Federal National Mortgage Association Certificates (cost—$72,158,250)					71,333,898

Collateralized Mortgage Obligations—52.62%
8,383	Banc of America Funding Corp., Series 2005-D, Class A1	05/25/35	4.117	‡	8,156,287
25	Bank of America Mortgage Securities, Inc., Series 2002-G, Class 1A3	07/20/32	6.588	‡	24,802
109	Bear Stearns, Series 2002-2, Class 3A	06/25/31	6.784	‡	108,472
122	Bear Stearns, Series 2003-1, Class 5A1	04/25/33	5.446	‡	118,418
410	Bear Stearns, Series 2003-1, Class 6A1	04/25/33	5.071	‡	400,460
1,391	Bear Stearns, Series 2003-3, Class 1A	10/25/33	4.482	‡	1,365,337
4,603	Bear Stearns, Series 2004-3, Class 1A2	07/25/34	3.875	‡	4,562,878
7,394	Bear Stearns, Series 2004-6, Class 1A1	09/25/34	4.596	‡	7,317,916
7,407	Bear Stearns, Series 2004-6, Class 2A1	09/25/34	5.128	‡	7,369,926
6,940	Bear Stearns, Series 2004-7, Class 1A1	10/25/34	4.955	‡	6,919,936
3,774	Bear Stearns, Series 2004-9, Class 2A1	09/25/34	5.409	‡	3,770,190
404	Citicorp Mortgage Securities, Inc., Series 2002-12, Class 2A1	12/25/32	5.250		403,501
2,113	Countrywide Alternative Loan Trust, Series 2003-J3, Class 2A1	12/25/33	6.250		2,123,256
3,742	Countrywide Home Loans, Series 2003-R4, Class 2A (1)	01/25/34	6.500		3,828,944

1

Principal Amount (000) ($) #		Maturity Dates	Interest Rates (%)		Value ($)

4,211	Countrywide Home Loans, Series 2004-12, Class 11A2	08/25/34	4.270	‡	4,208,558
394	FHLMC REMIC, Series 1278, Class K	05/15/22	7.000		394,397
6	FHLMC REMIC, Series 1367, Class KA	09/15/22	6.500		6,436
1,635	FHLMC REMIC, Series 1502, Class PXZ	04/15/23	7.000		1,681,973
558	FHLMC REMIC, Series 1503, Class PZ	05/15/23	7.000		573,134
629	FHLMC REMIC, Series 1534, Class Z	06/15/23	5.000		613,051
477	FHLMC REMIC, Series 1548, Class Z	07/15/23	7.000		490,985
710	FHLMC REMIC, Series 1562, Class Z	07/15/23	7.000		723,970
158	FHLMC REMIC, Series 1694, Class Z	03/15/24	6.500		158,413
1,405	FHLMC REMIC, Series 2061, Class Z	06/15/28	6.500		1,428,071
634	FHLMC REMIC, Series 2400, Class FQ	01/15/32	4.470	‡	639,849
5,411	FHLMC REMIC, Series 2579, Class DZ	03/15/34	5.000		4,693,954
2,800	FHLMC REMIC, Series 2581, Class QG	12/15/31	5.000		2,718,398
660	FHLMC REMIC, Series 2731, Class EZ	01/15/34	5.500		615,635
2,147	FHLMC REMIC, Series 2764, Class LZ	03/15/34	4.500		1,755,769
3,818	FHLMC REMIC, Series 2764, Class ZG	03/15/34	5.500		3,611,831
2,139	FHLMC REMIC, Series 2785, Class ZE	04/15/34	4.500		1,781,414
2,968	FHLMC REMIC, Series 2835, Class JZ	08/15/34	5.000		2,683,565
10,281	FHLMC REMIC, Series 2849, Class PZ	07/15/33	5.000		8,841,982
6,200	FHLMC REMIC, Series 2921, Class PG	01/15/35	5.000		5,809,866
310	FHLMC REMIC, Series 2931, Class ZY	02/15/35	5.000		269,131
3,982	FHLMC REMIC, Series 2981, Class XZ	03/15/35	5.000		3,235,680
4,409	FHLMC REMIC, Series 2983, Class TZ	05/15/35	6.000		3,922,906
908	FHLMC REMIC, Series 3022, Class EZ	08/15/35	5.500		774,881
423	FHLMC REMIC, Series G23, Class KZ	11/25/23	6.500		430,880
2,599	FHLMC REMIC, Series T-054, Class 2A	02/25/43	6.500		2,652,821
9,312	FHLMC REMIC, Series T-058, Class 2A	09/25/43	6.500		9,517,305
8,459	FHLMC REMIC, Series T-061, Class 1A1	07/25/44	4.265	‡	8,486,848
312	FNMA REMIC, Series 1998-066, Class FG	12/25/28	4.338	‡	312,762
52	FNMA REMIC, Series 2000-034, Class F	10/25/30	4.488	‡	51,860
4,728	FNMA REMIC, Series 2002-080, Class A1	11/25/42	6.500		4,845,956
5,700	FNMA REMIC, Series 2002-085, Class PE	12/25/32	5.500		5,588,196
8,049	FNMA REMIC, Series 2003-064, Class AH	07/25/33	6.000		8,098,993
318	FNMA REMIC, Series 2003-W8, Class 2A	10/25/42	7.000		330,011
5,483	FNMA REMIC, Series 2004-T1, Class 1A1	01/25/44	6.000		5,545,425
6,922	FNMA REMIC, Series 2004-W8, Class 2A	06/25/44	6.500		7,101,373
3,530	FNMA REMIC, Series 2005-09, Class ZA	02/25/35	5.000		3,006,133
4,839	FNMA REMIC, Series 2005-22, Class ZK	04/25/35	5.000		4,089,882
1,172	FNMA REMIC, Series 2005-024, Class ZE	04/25/35	5.000		993,801
1,739	FNMA REMIC, Series 2005-040, Class Z	05/25/35	4.500		1,371,871
408	FNMA REMIC, Series 2005-054, Class ZM	06/25/35	4.500		315,175
30	FNMA REMIC, Trust Series 1991-065, Class Z	06/25/21	6.500		31,129
71	FNMA REMIC, Trust Series 1992-040, Class ZC	07/25/22	7.000		73,030
35	FNMA REMIC, Trust Series 1992-129, Class L	07/25/22	6.000		35,546
100	FNMA REMIC, Trust Series 1993-037, Class PX	03/25/23	7.000		104,170
507	FNMA REMIC, Trust Series 1993-060, Class Z	05/25/23	7.000		528,451
736	FNMA REMIC, Trust Series 1993-065, Class ZZ	06/25/13	7.000		759,658
89	FNMA REMIC, Trust Series 1993-070, Class Z	05/25/23	6.900		91,065
522	FNMA REMIC, Trust Series 1993-096, Class PZ	06/25/23	7.000		540,536
70	FNMA REMIC, Trust Series 1993-160, Class ZB	09/25/23	6.500		70,064
47	FNMA REMIC, Trust Series 1993-163, Class ZA	09/25/23	7.000		47,984
412	FNMA REMIC, Trust Series 1994-023, Class PX	08/25/23	6.000		418,351
3,320	FNMA REMIC, Trust Series 1998-M5, Class B	09/25/07	6.270		3,360,016
2,368	FNMA REMIC, Trust Series 1998-M7, Class Z	05/25/36	6.390		2,492,394
2,108	FNMA REMIC, Trust Series 1999-W4, Class A9	02/25/29	6.250		2,128,959
3,475	GNMA REMIC, Series 2003-075, Class ZA	09/20/33	5.500		3,422,766
3,236	GNMA REMIC, Series 2003-085, Class TZ	10/20/33	5.500		3,067,128
371	GNMA REMIC, Trust Series 2000-009, Class FG	02/16/30	4.570	‡	374,369
412	GNMA REMIC, Trust Series 2002-031, Class FW	06/16/31	4.570	‡	414,642
11,216	GNMA REMIC, Trust Series 2003-098, Class Z	11/20/33	6.000		11,387,715
4,956	GNMA REMIC, Trust Series 2005-026, Class ZA	01/20/35	5.500		4,594,086
4,803	GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1	09/25/35	4.541	‡	4,717,176
780	Housing Security, Inc., Series 1992-8, Class B	06/25/24	4.235	‡	772,842
562	Keycorp Student Loan Trust, Series 1996-A, Class A2	08/27/25	4.592	‡	564,526
1,593	Lehman Brothers Mortgage Trust, Series 1991-2, Class A3	01/20/17	8.409	‡	1,767,866

2

Principal Amount (000) ($) #		Maturity Dates	Interest Rates (%)		Value ($)

2,396	Residential Funding Mortgage Security I, Series 2004-S2, Class A1	03/25/34	5.250		2,379,330
2,300	Residential Funding Mortgage Security I, Series 2004-S9, Class 1A23	12/25/34	5.500		2,196,375
1,430	Small Business Administration, Series 1999-20K, Class 1	11/01/19	7.060		1,517,624
1,874	Small Business Administration, Series 2000-20K, Class 1	11/01/20	7.220		2,011,991
4,310	Small Business Administration, Series 2001-P10B, Class 1	08/01/11	6.344		4,487,920
5,201	Small Business Administration, Series 2002-20K, Class 1	11/01/22	5.080		5,210,456
887	Small Business Administration, Series 2003-20I, Class 1	09/01/23	5.130		889,228
2,590	Small Business Administration, Series 2003-20L, Class 1	12/01/23	4.890		2,564,232
9,198	Small Business Administration, Series 2004-P10A, Class 1	02/10/14	4.504		8,981,261
2,300	Small Business Administration, Series 2005-20F, Class 1	06/01/25	4.570		2,221,583
2,800	Small Business Administration, Series 2005-20H, Class 1	08/01/25	5.110		2,793,105
3,398	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 3A	07/25/34	5.000		3,366,777
2,506	Structured Asset Mortgage Investments, Inc., Series 2002-AR3, Class A1	09/19/32	4.327	‡	2,507,006
4,806	Structured Asset Securities Corp., Series 2001-SB1, Class A2	08/25/31	3.375		4,388,829
30	Washington Mutual Mortgage Securities Corp., Series 2002-AR2, Class 1A1	07/25/32	6.356	‡	29,741
628	Washington Mutual Mortgage Securities Corp., Series 2002-AR6, Class A	06/25/42	4.419	‡	632,353
208	Washington Mutual Mortgage Securities Corp., Series 2002-AR11, Class A1	10/25/32	5.135	‡	207,500
904	Washington Mutual Mortgage Securities Corp., Series 2005-AR1, Class A1A	01/25/45	4.358	‡	903,204
1,065	Washington Mutual Mortgage Securities Corp., Series 2005-AR2, Class 2A1A	01/25/45	4.348	‡	1,065,057
3,152	Wells Fargo Mortgage Backed Securities Trust, Series 2003-M, Class A1	12/25/33	4.718	‡	3,037,270
Total Collateralized Mortgage Obligations (cost—$258,165,242)					253,998,775

Asset-Backed Securities—2.41%
4,046	Ace Securities Corp., Series 2005-HE6, Class A2A	10/25/35	4.148	‡	4,046,203
1,075	Asset Backed Funding Certificates, Series 2005-HE2, Class A2A	06/25/35	4.148	‡	1,074,522
57	C-Bass Trust, Series 2000-CB4, Class A1A	02/25/30	4.358	‡	57,375
1,200	Citibank Omni-S Master Trust, Series 2002-5, Class A	11/17/09	4.350	‡	1,199,998
154	Delta Funding Home Equity Loan Trust, Series 1999-003, Class A1A	09/15/29	4.380	‡	154,237
4,000	First USA Credit Card Master Trust, Series 2001-4, Class A	01/12/09	4.080	‡	4,003,156
801	Mid-State Trust, Series 4, Class A	04/01/30	8.330		848,015
246	Spirit Collateralized Bond Obligation, Series 2003-1A, Class A (1)	06/03/09	3.915	‡	245,858
Total Asset-Backed Securities (cost—$11,618,098)					11,629,364

Stripped Mortgage-Backed Securities††—0.00%
29	FNMA REMIC, Trust Series 1993-40, Class P † (cost—$1,727)	04/25/08	7.000		1,889

Corporate Notes—11.33%
Aerospace & Defense—0.25%
1,200	BAE Systems Holdings, Inc. (1)	08/15/08	4.050	‡	1,200,228

Airline—0.07%
500	United Air Lines, Inc. (a)†	11/27/12	10.360		350,000

Automobiles—0.11%
500	Daimler Chrysler N.A. Holding	11/15/13	6.500		518,314

Banking—0.77%
700	Republic NY Corp.	05/15/21	9.125		897,764
2,500	Resona Bank Ltd. (1)	09/29/49	5.850	‡	2,413,053
400	Resona Perferred Global Securities (1)	12/29/49	7.191	‡	407,524
					3,718,341

Diversified Financials—0.80%
400	Goldman Sachs Group, Inc.	10/15/13	5.250		395,587
1,200	Hutchison Whampoa International Ltd.	11/24/10	5.450		1,206,830
2,300	Sumitomo Mitsui Banking (1)	12/31/49	5.625	‡	2,249,623
					3,852,040

Electric Utilities—0.36%
1,800	PSE&G Power LLC	04/01/14	5.000		1,715,596

Energy Equipment & Services—0.16%
800	Panhandle Eastern Pipeline	08/15/08	4.800		792,582

3

	Principal Amount (000) ($) #		Maturity Dates	Interest Rates (%)		Value ($)

Finance-NonCaptive Diversified—0.97%
	800	Ford Motor Credit Corp.	03/13/07	4.050	‡	748,640
	1,100	Ford Motor Credit Corp.	03/21/07	4.870	‡	1,070,753
	900	Ford Motor Credit Corp.	09/28/07	4.830	‡	861,435
	1,900	Ford Motor Credit Corp.	01/15/10	5.720	‡	1,725,690
	300	Ford Motor Credit Corp.	02/01/11	7.375		281,759
						4,688,277

Financial Services—2.73%
	200	Bombardier Capital, Inc. †	03/30/07	7.090		200,500
	1,400	Devon Financing Corp.	09/30/31	7.875		1,719,253
	1,400	General Motors Acceptance Corp.	09/15/06	6.125		1,395,904
	3,500	General Motors Acceptance Corp.	03/20/07	4.670	‡	3,441,886
	2,300	HSBC Bank USA	08/15/35	5.625		2,183,793
	300	HSBC Finance Corp.	09/15/08	4.000	‡	300,026
	4,000	Infrastructure Finance Corp.	03/26/09	4.090	‡	3,920,000
						13,161,362

Hotels, Restaurants & Leisure—0.26%
	1,200	Host Marriott LP	10/01/07	9.250		1,269,000

Hotels/Gaming—0.70%
	700	Cesars Entertainment, Inc.	09/01/09	7.500		745,176
	1,100	MGM Mirage, Inc.	08/01/07	6.750		1,111,000
	1,400	MGM Mirage, Inc.	09/15/10	8.500		1,501,500
						3,357,676

Media—0.70%
	2,000	Cox Enterprises, Inc. (1)	02/15/07	8.000		2,064,628
	1,300	Time Warner, Inc.	08/15/06	8.110		1,331,069
						3,395,697

Medical Providers—0.20%
	1,000	HCA, Inc.	11/06/08	5.250		980,728

Oil & Gas—0.24%
	1,200	Ras Laffan LNG II (1)	09/30/20	5.298		1,173,072

Oil Refining—0.36%
	1,000	Enterprise Products Operating L.P., Series B	10/15/09	4.625		969,971
EUR	600	Gaz Capital (Gazprom) (1)	06/01/15	5.875		778,082
						1,748,053

Oil Services—0.68%
	3,000	Pemex Project Funding Master Trust	12/15/14	7.375		3,279,000

Paper & Forest Products—0.08%
	400	Donohue Forest Products	05/15/07	7.625		410,000

Paper & Packaging—0.60%
	2,000	Fort James Corp.	09/15/07	6.875		2,040,000
	900	Packaging Corp. of America	08/01/13	5.750		850,958
						2,890,958

Telecommunication Services—1.29%
EUR	1,200	France Telecom	03/14/08	7.000		1,560,817
	2,500	MCI, Inc.	05/01/09	6.688		2,590,625
	1,100	Sprint Capital Corp.	01/30/06	7.125		1,106,454
	1,000	Verizon North, Inc. *	01/01/21	5.634		955,350
						6,213,246
Total Corporate Notes (cost—$55,041,039)						54,714,170

International Government Obligations—3.81%
	408	Federal Republic of Brazil	04/15/06	5.188	‡	407,511
	200	Federal Republic of Brazil	03/12/08	11.500		224,500
	288	Federal Republic of Brazil	04/15/09	5.250	‡	284,654
	700	Federal Republic of Brazil	06/29/09	9.760	‡	815,500
	1,841	Federal Republic of Brazil	04/15/12	5.250	‡	1,796,276

4

Principal Amount (000) ($) #		Maturity Dates	Interest Rates (%)	Value ($)

432	Federal Republic of Brazil	01/15/18	8.000	446,256
1,500	Federal Republic of Panama	07/23/12	9.375	1,747,500
600	Federal Republic of Panama	09/30/27	8.875	697,500
2,250	Federal Republic of Peru	02/21/12	9.125	2,601,000
JPY 484,000	Republic of Italy	03/27/08	3.800	4,496,267
2,000	Russian Federation	06/26/07	10.000	2,154,200
1,675	Russian Federation	03/31/30	5.000 ‡	1,861,930
500	United Mexican States	09/24/22	8.000	594,500
200	United Mexican States	08/15/31	8.300	245,000
Total International Government Obligations (cost—$17,681,347)				18,372,594

Municipal Bonds and Notes—3.54%
Education—0.57%
600	Akron Ohio Income Tax, Revenue Community Learning Centers, Series A	12/01/33	5.000	616,836
1,300	Clark County Nevada School District, Series C	06/15/13	5.375	1,426,048
650	Detroit City School District, School Building & Site Improvement, Series A	05/01/32	5.000	700,018
				2,742,902

Tobacco—2.06%
200	Golden State Tobacco Securitization Corp.	06/01/39	6.750	226,990
830	Golden State Tobacco Securitization Corp., Series 2003 A-1	06/01/33	6.250	910,145
3,100	Tobacco Settlement Funding Corp.	06/01/39	6.750	3,561,125
1,145	Tobacco Settlement Funding Corp., New Jersey	06/01/32	5.750	1,187,903
230	Tobacco Settlement Funding Corp., New Jersey	06/01/32	6.375	258,706
900	Tobacco Settlement Funding Corp., New Jersey	06/01/42	6.125	946,242
200	Tobacco Settlement Funding Corp., Rhode Island, Series A	06/01/42	6.250	211,654
1,075	Tobacco Settlement Funding Corp., Series 2001-B	05/15/39	5.875	1,120,645
240	Tobacco Settlement Funding Corp., Virginia	06/01/13	4.000	240,149
1,100	Tobacco Settlement Funding Corp., Virginia	06/01/37	5.625	1,123,496
130	Tobacco Settlement Revenue Management Authority, South Carolina Tobacco Settlement Revenue, Series A	05/15/16	7.666	133,178
				9,920,233

Transportation—0.19%
400	California Infrastructure & Economic Development Revenue	07/01/36	5.000	411,772
500	Harris County Texas, Refunding Toll Road Senior Lien	08/15/33	5.000	512,830
				924,602

Utilities—0.72%
1,300	Energy Northwest Washington Electric Revenue	07/01/15	5.500	1,436,266
500	Lower Colorado River Authority Revenue	05/15/28	5.000	513,250
1,500	New York City Municipal Water Finance Authority	06/15/34	5.000	1,535,205
				3,484,721
Total Municipal Bonds and Notes (cost—$16,000,258)				17,072,458
Commercial Paper@—5.41%
Banking-Non-U.S.—2.02%
9,800	Skandinaviska Enskilda Banken AG	12/08/05	3.720	9,762,531

Banking-U.S.—2.71%
1,000	CBA (Delaware) Finance, Inc.	01/30/06	4.140	989,650
1,400	Danske Corp.	02/07/06	4.035	1,384,622
5,800	Fortis Funding LLC	12/12/05	3.720	5,775,427
5,000	Societe Generale N.A., Inc.	02/21/06	4.110	4,936,067
				13,085,766

Finance-NonCaptive Diversified—0.68%
3,300	General Electric Capital Corp.	01/25/06	4.130	3,267,821
Total Commercial Paper (cost—$26,116,118)				26,116,118

Short-Term Corporate Obligations—0.06%
Finance-NonCaptive Diversified—0.06%
300	Ford Motor Credit Corp. (cost—$301,322)	02/01/06	6.875	299,846

Short-Term U.S. Government Obligations@—0.18%
U.S. Government Agency Obligations—0.18%
860	U.S. Treasury Bills ‡‡ (cost—$856,716)	12/01/05 to 12/15/05	3.430 to 3.500	856,716

Repurchase Agreement—1.19%
5,725	Repurchase Agreement dated 10/31/05 with State Street Bank & Trust Co., collateralized by $4,000,000 U.S. Treasury Bonds, 9.875% due 11/15/15; (value—$5,840,000); proceeds: $5,725,568 (cost—$5,725,000)	11/01/05	3.570	5,725,000

5

Number of
Contracts
(000)		Value ($)
Options—0.02%
Call Options Purchased—0.02%
31,000	3 Month LIBOR Interest Rate Swap, strike @ 4.25% , expires 10/12/06	43,090
10,000	3 Month LIBOR Interest Rate Swap, strike @ 4.25% , expires 10/19/06	14,200
27,000	3 Month LIBOR Interest Rate Swap, strike @ 4.50% , expires 10/18/06	70,200
Total Options (cost - $243,275)		127,490

Number of Shares (000)		Interest Rates (%)

Money Market Funds†††—0.00%
##0	Barclays Prime Money Market Fund	3.831	7
##0	UBS Private Money Market Fund LLC**	3.868	32
Total Money Market Funds (cost—$39)			39

Total Investments (cost—$480,694,077) (3)—98.79%			476,896,451
Other assets in excess of liabilities—1.21%			5,824,064
Net Assets—100.00%			482,720,515

†	Illiquid securities representing 0.11% of net assets as of October 31, 2005.
††

Interest Only Security. This security entitles the holder to receive interest payments from an underlying pool of mortgages. The risk associated with this security is related to the speed of the principal paydowns. High prepayments would result in a smaller amount of interest being received and cause the yield to decrease. Low prepayments would result in a greater amount of interest being received and cause the yield to increase.

†††	Interest rates shown reflect yield at October 31, 2005.
‡	Floating rate securities. The interest rates shown are the current rates as of October 31, 2005.
‡‡	Partial amount pledged as collateral for futures transactions.
@	Interest rates shown are the discount rates at date of purchase.
#	In U.S. Dollars unless otherwise indicated.
##	Amount represents less than 500 shares.
(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 2.97% of net assets as of October 31, 2005, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(2)	Principal amount for accrual purposes is adjusted based on changes in the Consumer Price Index.
(3)

Cost of investments shown approximates cost for federal income tax purposes. Gross unrealized appreciation of investments and gross unrealized depreciation of investments at October 31, 2005 were $5,519,267 and $9,316,893, respectively, resulting in net unrealized depreciation of investments of $3,797,626.

(a)	Bond interest in default.
ARM	Adjustable Rate Mortgage-The interest rates shown are the current rates as of October 31, 2005.
COFI	Cost of Funds Index.
EUR	Euro Dollars
FHA	Federal Housing Administration.
FHLMC	Federal Home Loan Mortgage Corporation.
FNMA	Federal National Mortgage Association.
GMAC	General Motors Acceptance Corporation.
GNMA	Government National Mortgage Association.
JPY	Japanese Yen
REMIC	Real Estate Mortgage Investment Conduit.
TBA

(To Be Assigned) Security is purchased on a forward commitment basis with an approximate principal amount (generally +/- 1.0%) and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

6

*

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.20% of net assets as of October 31, 2005, are considered illiquid and restricted (see table below for more information).

Illiquid and Restricted Security	Acquisition Date	Acquisition Cost ($)	Acquisition Cost as a Percentage of Portfolio’s Net Assets (%)	Market Value ($)	Market Value as a Percentage of Portfolio’s Net Assets (%)
Verizon North, Inc. 5.634%, 01/01/21	04/25/03	1,000,000	0.21	955,350	0.20

**	The table below details the Portfolio’s transaction activity in an affiliated issuer for the three months ended October 31, 2005.

Security Description	Value at 07/31/05 ($)	Purchases During the Three Months Ended 10/31/05 ($)	Sales During the Three Months Ended 10/31/05 ($)	Value at 10/31/05 ($)	Income Earned from Affiliate for the Three Months Ended 10/31/05 ($)
UBS Private Money Market Fund LLC	8,798,893	18,086,135	26,884,996	32	5,868

Options Written

Number of
Contracts
(000)				Value ($)
13,000	3 Month LIBOR Interest Rate Swaps, strike @ 4.30%, expires 10/12/06			50,700
4,500	3 Month LIBOR Interest Rate Swaps, strike @ 4.31%, expires 10/19/06			18,360
12,000	3 Month LIBOR Interest Rate Swaps, strike @ 4.56%, expires 10/18/06			84,120
Total Call Options Written (premiums received - $245,225)				153,180

Written option activity for the three months ended October 31, 2005 was as follows:

		Number of		Amount of
		Contracts		Premiums
		(000)		Received ($)
Options outstanding at July 31, 2005		0	*	103,346
Options written		29,500		245,225
Options expired prior to exercise		(0	)*	(103,346)
Options outstanding at October 31, 2005		29,500		245,225

* Amount represents less than 500 contracts.

7

Futures Contracts

					Unrealized
Number of			In	Expiration	Appreciation
Contracts	Currency	Contracts to Receive	Exchange For ($)	Dates	(Depreciation) ($)
298	USD	90 Day Euro Dollar Futures	71,443,638	March 2006	(471,212)
122	USD	90 Day Euro Dollar Futures	29,235,263	June 2006	(206,888)
44	USD	90 Day Euro Dollar Futures	10,532,775	December 2006	(65,175)
44	USD	90 Day Euro Dollar Futures	10,531,125	March 2007	(60,775)
44	USD	90 Day Euro Dollar Futures	10,527,825	June 2007	(58,575)
180	USD	90 Day Euro Dollar Futures	42,843,250	December 2007	(37,000)
180	USD	90 Day Euro Dollar Futures	42,836,500	March 2008	(37,000)
180	USD	90 Day Euro Dollar Futures	42,827,000	June 2008	(38,750)
180	USD	90 Day Euro Dollar Futures	42,818,500	September 2008	(41,500)
46	USD	U.S. Treasury Note 5 Year Futures	4,871,688	December 2005	(719)
180	USD	U.S. Treasury Note 10 Year Futures	19,546,875	December 2005	(25,312)
24	JPY	Japan Bonds 10 Year Futures	30,203,122	December 2005	(278,339)
					(1,321,245)

Contracts to Deliver
46	EUR	Federal Republic of Germany Bonds 10 Year Futures	6,747,116	December 2005	112,397
(1,208,848)

Forward Foreign Currency Contracts

					Unrealized
	Contracts to	In		Maturity	Appreciation
	Deliver	Exchange For		Dates	(Depreciation) ($)
Euro Dollar	7,935,000	USD	9,556,121	11/08/05	33,981
Great Britian Pounds	221,000	USD	390,761	11/21/05	(93)
United States Dollar	193,516	GBP	109,000	11/21/05	(742)
					33,146

Interest Rate Swaps

			Rate Type
Notional Amount (000)		Termination Dates	Payments Made by the Fund (%)		Payments Received by the Fund (%)		Unrealized Appreciation (Depreciation) ($)
GBP	21,300	09/20/09	4.611	††	4.500		(132,435)
GBP	4,600	09/15/10	4.611	††	5.000		156,245
GBP	6,700	09/15/10	4.611	††	5.000		236,219
GBP	7,100	09/15/10	4.611	††	5.000		233,110
JPY	3,000,000	06/15/12	2.000		0.079	†††	(803,416)
USD	45,500	12/15/10	4.260	†	4.000		(470,575)
USD	3,500	12/15/15	4.260	†	5.000		(122,760)
USD	13,300	12/15/15	4.260	†	5.000		(529,987)
USD	8,900	12/15/25	5.000		4.260	†	720,795
USD	1,700	06/15/31	6.000		4.260	†	(287,498)
USD	2,500	12/17/31	6.000		4.260	†	(342,890)
							(1,343,192)

†                                          Rate based on 3 Month LIBOR (London Interbank Offered Rate).

††                                    Rate based on 6 Month LIBOR (GBP on Interbank Offered Rate).

†††                              Rate based on 6 Month LIBOR (JPY on Interbank Offered Rate).

Currency Type Abbreviations:

EUR                        Euro Dollars

GBP                         Great Britian Pounds

JPY                            Japanese Yen

USD                       U.S. Dollars

8

Issuer Breakdown By Country

Percentage of Portfolio Assets (%)
United States	94.0
Italy	0.9
Cayman Islands	0.9
Russia	0.8
Brazil	0.8
Peru	0.5
Panama	0.5
Japan	0.5
France	0.3
Qatar	0.2
Canada	0.2
Mexico	0.2
Luxembourg	0.2
Total	100.0

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s annual report to shareholders dated July 31, 2005.

9

UBS PACE Select Advisors Trust

UBS PACE Municipal Fixed Income Investments

SCHEDULE OF INVESTMENTS — October 31, 2005 (unaudited)

Principal Amount (000) ($)		Maturity Dates	Interest Rates (%)		Value ($)

Municipal Bonds and Notes—99.02%

Alabama—0.58%
1,500	Montgomery Special Care Facilities Financing Authority Revenue Capital Appreciation Refunding Series B-2 (FSA Insured)	11/15/10	5.000	††	1,431,255

Alaska—1.67%
970	Alaska Housing Finance Corp. AMT Mortgage Series A-2 *	12/01/10	5.650		1,002,863
900	Alaska Student Loan Corp. Revenue Series A (AMBAC Insured) *	07/01/06	5.350		912,645
1,155	Alaska Student Loan Corp. Revenue Series A (AMBAC Insured) *	07/01/09	5.550		1,225,617
1,000	Northern Tobacco Securitization Corp. Alaska Tobacco Settlement Asset-Backed Bonds	06/01/15	4.750		1,011,100
					4,152,225

Arizona—2.05%
2,000	Maricopa County Pollution Control Revenue Refunding Edison Co. Series A (Mandatory Put 03/02/09 @ $100)	06/01/35	2.900	#	1,925,800
35	Pima County Hospital Revenue St. Joseph Hospital Project (Escrowed to Maturity)	01/01/09	7.500		37,164
1,345	Pima County Industrial Development Authority Single-Family Mortgage Revenue Capital Appreciation Series B (FNMA/GNMA Collateralized)*	09/01/25	4.550		1,340,979
1,800	San Manuel Entertainment Series 04-C **	12/01/16	4.500		1,793,718
					5,097,661

Arkansas—0.01%
12	Springdale Residential Housing Mortgage Series A (FNMA Collateralized)	09/01/11	7.650		12,766

California—12.65%
60	California Pollution Control Financing Kaiser Steel Corp. Project (Escrowed to Maturity)	10/01/08	7.250		63,743
1,465	California State	10/01/08	6.100		1,574,992
2,000	California State	02/01/10	5.000		2,109,880
1,000	California State	04/01/10	5.000		1,056,670
2,000	California State	10/01/10	5.250		2,145,100
1,000	California State	10/01/11	5.000		1,064,930
1,000	California State	02/01/12	5.000		1,064,260
2,000	California State	02/01/13	5.000		2,132,840
1,000	California State Department Water Resources Power Supply Revenue Series A	05/01/10	5.500		1,077,730
3,000	California State Economic Recovery Series A	07/01/08	5.000		3,136,860
4,000	California State Economic Recovery Series B (Mandatory Put 07/01/08 @ $100)	07/01/23	3.500	#	4,026,240
3,000	California State Economic Recovery Series B (Mandatory Put 07/01/08 @ $100)	07/01/23	5.000		3,133,710
1,000	California Statewide Communities Development Authority Revenue Kaiser Permanente Series B (Mandatory Put 07/01/14 @ $100)	08/01/31	3.900	#	965,650
1,000	California Statewide Communities Development Authority Revenue Kaiser Permanente Series E (Mandatory Put 04/01/10 @ $100)	04/01/32	3.875		996,760
1,000	California Statewide Communities Development Authority Revenue Kaiser Permanente Series H (Mandatory Put 05/01/08 @ $100)	04/01/34	2.625	#	971,350
1,200	Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue Enhanced Asset-Backed Series A (AMBAC Insured)	06/01/20	5.000		1,250,784
3,830	Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue Series A-1	06/01/21	5.000		3,882,931
70	Los Angeles Multi-Family Revenue Housing Earthquake Rehabilitation Project Series C (FNMA Collateralized) *	07/01/07	5.150		71,746
425	Sacramento Utility District Electric Revenue, White Rock Project (Escrowed to Maturity)	03/01/10	6.750		455,209
195	Sacramento Utility District Electric Revenue, White Rock Project (Escrowed to Maturity)	05/01/10	6.800		209,923
					31,391,308

1

Principal Amount (000) ($)		Maturity Dates	Interest Rates (%)		Value ($)

Connecticut—0.82%
2,000	Stamford Housing Authority Multi-Family Revenue Refunding Fairfield Apartments Project (Mandatory Put 12/01/08 @ $100) *	12/01/28	4.750	#	2,044,800

District of Columbia—0.51%
210	District of Columbia Housing Finance Authority Certificates of Participation (Asset Guaranty Insured)	06/01/08	4.850		210,195
1,000	Metropolitan Airport Authority System AMT Series A (MBIA Insured) *	10/01/12	5.000		1,049,390
					1,259,585

Florida—3.27%
500	Escambia County Health Facilities Authority Revenue Ascension Health Credit Series A	11/15/11	5.250		537,810
3,505	Hialeah Housing Authority Municipal Housing Revenue (Pre-refunded with U.S. Government Securities to 11/01/06 @ $103)	11/01/21	9.500		3,822,658
1,915	Leon County Educational Facilities Authority Certificates of Participation (Escrowed to Maturity)	09/01/11	9.000		2,429,503
1,260	North Miami Educational Facilities Revenue Johnston & Wales University Project Series A (XL Capital Insured)	04/01/09	5.000		1,321,576
					8,111,547

Georgia—1.88%
2,000	Georgia State Series D	10/01/10	6.000		2,230,200
1,250	Henry County School District Series A	08/01/11	6.450		1,384,763
1,000	Municipal Electric Authority Project One Subseries D (MBIA Insured)	01/01/10	5.000		1,056,450
					4,671,413

Hawaii—0.41%
1,000	Hawaii State Department Budget & Finance Special Purpose Revenue Hawaiian Electric Co., Inc. Series A (MBIA Insured) *	05/01/26	6.200		1,022,590

Idaho—0.55%
885	Idaho Housing & Finance Association Single-Family Mortgage Series G-2, Class III *	07/01/19	5.950		917,869
445	Idaho Housing & Finance Association Single-Family Mortgage Subseries D-3 *	07/01/13	5.150		450,407
					1,368,276

Illinois—8.93%
200	Belleville St. Clair County (Escrowed to Maturity) (MGIC Insured)	11/01/09	7.250		215,792
1,000	Chicago O’Hare International Airport Revenue Passenger Facility Second Lien Series A (AMBAC Insured) *	01/01/10	5.500		1,066,080
2,000	Chicago School Finance Authority Refunding Series A (FGIC Insured)	06/01/09	6.250		2,151,920
4,340	Cook County Community Consolidated School District Number 15 Palatine Capital Appreciation (FGIC Insured)	12/01/15	5.440	^	2,765,925
4,890	Cook County Community Consolidated School District Number 15 Palatine Capital Appreciation (FGIC Insured)	12/01/16	5.510	^	2,957,766
1,000	Illinois Development Finance Authority Revenue DePaul University Series C	10/01/13	5.500		1,078,720
1,625	Illinois Development Finance Authority Revenue Refunding Community Rehabilitation Providers Series A	07/01/09	5.900		1,670,939
660	Illinois Educational Facilities Authority Revenue Evangelical Series A (Escrowed to Maturity)	04/15/17	6.750		782,483
700	Illinois Finance Authority Student Housing Revenue MJH Education Assistance IV Senior Series A	06/01/08	5.000		716,653
810	Illinois Finance Authority Student Housing Revenue MJH Education Assistance IV Senior Series A	06/01/10	5.000		834,689

2

Principal Amount (000) ($)		Maturity Dates	Interest Rates (%)		Value ($)

5,990	Illinois Health Facilities Authority Revenue Advocate Network Health Care	11/15/10	6.000		6,566,058
125	Illinois Health Facilities Authority Revenue Ravenswood Hospital Medical Center (Escrowed to Maturity)	08/01/06	7.250		128,861
1,000	Lake County Illinois Forest Preservation District	12/01/07	7.200	^	933,950
285	St. Clair County Certificates of Participation Series A (FSA Insured)	10/01/08	5.000		296,588
					22,166,424

Indiana—3.91%
5,000	Indiana Health Facility Financing Authority Revenue Ascension Health Subordinated Credit Series A	04/01/10	5.000		5,251,050
1,345	Indiana Health Facility Financing Authority Revenue Health Systems Sisters of St. Francis	11/01/08	5.500		1,413,420
1,500	Indianapolis Airport Authority Revenue Refunding Special Facilities Federal Express Corp. Project (Federal Express Co. Insured) *	01/15/17	5.100		1,549,050
1,410	Wayne Township Marion County School Building Corp. First Mortgage (FGIC Insured)	07/15/10	5.000		1,494,544
					9,708,064

Kansas—0.41%
1,000	Burlington Pollution Control Revenue Refunding Kansas Gas & Electric Co. Project B (Mandatory Put 06/01/06 @ $100) (MBIA Insured)	06/01/31	2.650	#	997,110
15	Wichita Hospital Revenue St. Francis Hospital & Nursing Series A (Escrowed to Maturity)	10/01/07	6.750		15,628
					1,012,738

Louisiana—0.11%
170	East Baton Rouge Parish Womans Hospital Foundation (Escrowed to Maturity)	10/01/08	7.200		181,417
5	East Baton Rouge Single-Family Mortgage Series C (FNMA/GNMA Collateralized)	04/01/32	7.000		5,006
80	Jefferson Parish Home Mortgage Authority Single-Family Housing Revenue Refunding Series D-1 (Mandatory Put 06/01/10 @ $100) (FNMA/GNMA Collateralized) *	06/01/10	5.600		80,673
					267,096

Maine—0.09%
225	Maine State Housing Authority Mortgage Purchase Series D-1	11/15/16	5.050		225,374

Maryland—0.41%
1,000	Maryland State Community Development Administration Department Housing & Community Development AMT Single Family Program Third Series *	04/01/07	4.400		1,013,690

Massachusetts—6.41%
2,000	Massachusetts Bay Transportation Authority Sales Tax Revenue Series A	07/01/10	5.000		2,126,260
3,100	Massachusetts State Consolidated Loan Series B (Pre-refunded with U.S. Government Securities to 03/01/12 @ $100) (FSA Insured)	03/01/16	5.500		3,388,517
2,500	Massachusetts State Consolidated Loan Series C (Pre-refunded with U.S. Government Securities to 10/01/10 @ $100)	10/01/19	5.750		2,737,775
2,000	Massachusetts State Development Finance Agency Solid Waste Disposal Revenue Waste Management Income Project (XL Capital Insured) *	06/01/14	5.450		2,113,840
5,000	Massachusetts State Refunding Series A	11/01/10	6.000		5,544,650
					15,911,042

Michigan—0.72%
1,000	Michigan State Strategic Fund Solid Waste Disposal Revenue Refunding Waste Management Income Project (Mandatory Put 12/01/05 @ $100) *	12/01/12	4.200		1,000,450
800	Michigan State Strategic Fund Waste Management Income Project (Mandatory Put 08/01/07 @ $100) *	08/01/27	3.750	#	796,920
					1,797,370

3

Principal Amount (000) ($)		Maturity Dates	Interest Rates (%)		Value ($)

Minnesota—0.02%
13	Eden Prairie Multi-Family Housing (GNMA Collateralized)	01/20/06	5.500		13,008
35	Moorhead Residential Mortgage (Escrowed to Maturity) (FHA/VA Insured)	08/01/11	7.100		38,895
					51,903

Missouri—1.30%
1,375	St. Louis Airport Revenue Airport Development Program Series A (MBIA Insured)	07/01/09	5.500		1,475,155
1,625	St. Louis Airport Revenue Airport Development Program Unrefunded Balance Series A (MBIA Insured)	07/01/09	5.500		1,738,149
5	St. Louis County Single-Family Housing (AMBAC Insured)	10/01/16	9.250		5,044
					3,218,348

Nevada—0.78%
2,000	Clark County Pollution Control Revenue Refunding Series C (Mandatory Put 03/02/09 @ $100) *	06/01/31	3.250	#	1,945,780

New Jersey—2.36%
1,000	New Jersey Economic Development Authority Revenue School Facilities Construction Series I	09/01/14	5.000		1,061,740
1,000	New Jersey Economic Development Authority Revenue School Facilities Construction Series O	03/01/11	5.000		1,059,220
1,000	New Jersey Health Care Facilities Financing Authority Department of Human Services Greystone Park Psychiatric Hospital	09/15/10	5.000		1,057,340
1,500	New Jersey State Transportation Trust Fund Transportation System Series A (MBIA Insured)	12/15/14	5.250		1,636,320
1,000	Tobacco Settlement Financing Corp. New Jersey Asset-Backed Revenue Bonds	06/01/11	5.500		1,040,840
					5,855,460

New Mexico—2.70%
2,000	Farmington Pollution Control Revenue Refunding Series B (Mandatory Put 04/10/10 @ $100) (FGIC Insured)	04/01/29	3.550	#	1,987,440
2,000	New Mexico State Highway Commission Revenue Senior Subordinated Lien Tax Series A	06/15/10	5.250		2,140,340
2,500	New Mexico State Severance Tax Refunding Series A (Partially Pre-refunded with U.S. Government Securities to 07/01/07 @ $100)	07/01/08	5.000		2,575,650
					6,703,430

New York—9.89%
1,000	Nassau Health Care Corp. Health Systems Revenue (Pre-refunded with cash and U.S. Government Securities to 08/01/09 @ $102) (FSA Insured)	08/01/11	6.000		1,109,880
1,000	New York City Municipal Water Finance Authority Water & Sewer Systems Revenue Series D	06/15/10	5.500		1,082,100
1,000	New York City Refunding Series B	08/01/11	5.500		1,083,090
385	New York City Series A	11/01/08	5.250		407,249
750	New York City Series C	08/01/09	5.250		794,003
3,000	New York City Series C	08/01/11	5.250		3,214,140
65	New York City Series E (Pre-refunded with U.S. Government Securities to 08/01/06 @ $101.50)	08/01/16	6.000		67,395
3,045	New York City Series H	08/01/10	5.000		3,213,784
1,500	New York City Series J	06/01/11	5.250		1,605,090
2,000	New York City Transitional Finance Authority Revenue Future Tax Secured Series A	11/01/26	5.500	#	2,174,520
1,615	New York City Unrefunded Balance Series A	11/01/08	5.250		1,702,355
135	New York City Unrefunded Balance Series E	08/01/16	6.000		139,473
1,500	New York State Dorm Authority Lease Revenue, Series B (Mandatory Put 07/01/13 @ $100) (XL Capital Insured)	07/01/32	5.250	#	1,626,795
2,000	New York State Dorm Authority Revenue Series B (Mandatory Put 05/15/12 @ $100)	11/15/23	5.250		2,134,020
3,000	New York State Housing Finance Agency Service Contract Revenue Refunding Series K	03/15/08	5.000		3,110,760
1,000	New York State Urban Development Corp. Correctional & Youth Facilities Service Series A (Mandatory Put 01/01/11 @ $100)	01/01/17	5.500		1,075,130
					24,539,784

North Carolina—1.14%
2,650	North Carolina Municipal Power Agency No. 1 Catawba Electric Revenue Series A (MBIA Insured)	01/01/09	5.750		2,835,315

4

Principal Amount (000) ($)		Maturity Dates	Interest Rates (%)		Value ($)

Ohio—2.50%
1,145	Butler County Transportation Improvement District Series A (FSA Insured)	04/01/11	6.000		1,234,299
2,265	Cleveland Waterworks Revenue Refunding First Mortgage Series G (MBIA Insured)	01/01/13	5.500		2,462,055
1,680	Franklin County Revenue Refunding Trinity Health Credit Series A	06/01/11	5.000		1,776,785
730	Ohio Housing Finance Agency Mortgage Revenue Residential Series B-2 (GNMA Collateralized) *	09/01/18	5.350		733,467
					6,206,606

Pennsylvania—2.86%
800	Allegheny County Sanitation Authority Sewer Revenue (Pre-refunded with U.S. Government Securities and a Repurchase Agreement to 12/01/10 @ $101) (MBIA Insured)	12/01/15	5.750		882,248
25	Chester County Hospital Authority Revenue (Escrowed to Maturity)	07/01/09	7.500		26,857
50	Lancaster Sewer Authority (Escrowed to Maturity)	04/01/12	6.000		53,561
2,000	Pennsylvania Economic Development Financing Authority Resource Recovery Revenue Refunding Colver Project Series F (AMBAC Insured)*	12/01/12	5.000		2,110,500
3,000	Pennsylvania State Higher Educational Facilities Authority Revenue Waynesburg Series J-4 (Mandatory Put 05/01/09 @ $100) (PNC Bank N.A. Insured)	05/01/32	3.300	#	2,967,720
1,000	Philadelphia Airport Revenue Series A (MBIA Insured)*	06/15/10	5.000		1,050,560
					7,091,446

Puerto Rico—6.49%
1,000	Puerto Rico Commonwealth Refunding Series A (Mandatory Put 07/01/12 @ $100)	07/01/30	5.000	#	1,043,090
2,000	Puerto Rico Commonwealth Refunding Series C (Mandatory Put 07/01/08 @ $100)	07/01/13	6.000		2,110,980
1,000	Puerto Rico Commonwealth Refunding Series C (Mandatory Put 07/01/08 @ $100)	07/01/18	5.000	#	1,030,110
1,000	Puerto Rico Electric Power Authority Revenue Series QQ (XL Capital Insured)	07/01/17	5.500		1,116,910
3,000	Puerto Rico Public Buildings Authority Revenue Guaranteed Refunding Government Facilities Series J (Mandatory Put 07/01/12 @ $100) (Commonwealth GTD)	07/01/28	5.000	#	3,127,500
2,800	Puerto Rico Public Finance Corp. Commonwealth Appropriations Series E (Pre-refunded with U.S. Government Securities to 02/01/12 @ $100)	08/01/29	5.500		3,072,216
4,250	Puerto Rico Public Finance Corp. Refunding Commonwealth Appropriations Series A (Mandatory Put 02/01/12 @ $100) (Government Development Bank for Puerto Rico Insured)	08/01/27	5.750	#	4,597,097
					16,097,903

South Carolina—3.04%
2,000	Richland County Environmental Improvement Revenue Refunding International Paper Co. Projects Series A	10/01/07	4.250		2,009,080
5,070	South Carolina Transportation Infrastructure Bank Revenue Series A (MBIA Insured)	10/01/09	6.000		5,539,685
					7,548,765

South Dakota—1.33%
3,030	South Dakota Health & Educational Facilities Authority Revenue Refunding Prairie Lakes Healthcare (ACA/CBI Insured)	04/01/13	5.450		3,153,867
140	South Dakota State Health & Educational Revenue St. Lukes Hospital Project (Escrowed to Maturity)	10/01/07	6.800		145,867
					3,299,734

5

Principal Amount (000) ($)		Maturity Dates	Interest Rates (%)		Value ($)

Tennessee—4.77%
2,000	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue Vanderbilt University Series B-2 (Mandatory Put 04/01/09 @ $100) (MBIA Insured)	10/01/44	5.000	#	2,097,400
8,300	Metropolitan Government Nashville & Davidson County Water Sewer Revenue Cab Converter Refunding (Mandatory Put 01/01/09 @ $100) (FGIC/TCRs)	01/01/12	7.700		9,744,366
					11,841,766

Texas—8.75%
3,400	Austin Texas Utility Systems Revenue Refunding (AMBAC Insured)	11/15/09	6.750		3,801,234
1,000	Canutillo Independent School District Refunding (PSF-GTD)	08/15/10	5.000		1,060,710
1,000	Dallas Texas Refunding Series A	02/15/10	5.000		1,058,590
2,700	El Paso Texas Independent School District Refunding (PSF-GTD)	08/15/09	5.375		2,879,010
2,480	Fort Bend Independent School District (PSF-GTD)	08/15/07	7.000		2,637,728
5,000	Harris County Refunding Tax & Subordinated Lien Series B (Mandatory Put 08/15/12 @ $100) (FSA Insured)	08/15/32	5.000		5,299,000
1,500	Harris County Refunding Toll Road B-2 (Mandatory Put 08/15/09 @ $100) (FGIC Insured)	08/15/21	5.000	#	1,580,745
170	Houston Texas Airport Systems Revenue (Escrowed to Maturity)	07/01/10	7.600		188,589
2,000	Katy Independent School District School Building Series A (PSF-GTD)	02/15/14	5.000		2,122,000
1,020	Lamar Consolidated Independent School District Refunding Schoolhouse (PSF-GTD)	02/15/11	5.000		1,082,761
25	Texas Municipal Power Agency Revenue (Escrowed to Maturity) (MBIA Insured)	09/01/13	6.100	^	18,048
					21,728,415

Utah—0.58%
5	Utah State Housing Finance Agency Single-Family Mortgage Senior Issue Series D-2 (FHA/VA Insured) *	01/01/11	6.450		5,027
1,380	Utah State Housing Finance Agency Single-Family Mortgage Series G-3, Class III *	07/01/15	5.700		1,411,574
25	Utah State Housing Finance Agency Single-Family Mortgage Subseries A-1 (AMBAC Insured)	07/01/08	5.900		25,574
					1,442,175

Virginia—0.89%
2,000	Fairfax County Economic Development Authority Resource Recovery Revenue Refunding Series A (AMBAC Insured)*	02/01/11	6.100		2,197,460

Washington—2.81%
5,000	Washington State Public Power Supply Systems Nuclear Project Number 1 Revenue Refunding Series A (AMBAC Insured)	07/01/08	6.000		5,333,750
20	Washington State Series 93-A (Pre-refunded with U.S. Government Securities to 10/01/08 @ $100)	10/01/12	5.750		22,012
1,480	Washington State Unrefunded Balance Series 93-A (FSA Insured)	10/01/12	5.750		1,617,788
					6,973,550

6

Principal Amount (000) ($)		Maturity Dates	Interest Rates (%)	Value ($)

Wisconsin—1.42%
2,150	Badger Tobacco Asset Securitization Corp.	06/01/10	5.500	2,246,213
1,200	Badger Tobacco Asset Securitization Corp. Asset-Backed Revenue Bonds	06/01/11	5.750	1,269,636
				3,515,849
Total Municipal Bonds and Notes (cost—$245,164,037)				245,758,913

Short-Term Municipal Notes‡—0.36%

Illinois—0.04%
100	Illinois Health Facilities Authority Revenue University Chicago Hospitals (MBIA Insured)	11/01/05	2.740	100,000

Indiana—0.32%
800	Indiana Health Facility Financing Authority Hospital Revenue Clarian Health Obligation Series B (Chase Manhattan Bank Insured)	11/01/05	2.800	800,000
Total Short-Term Municipal Notes (cost—$900,000)				900,000

Number of Shares (000)

Tax-Free Money Market Fund†—0.03%
63	State Street Global Advisors Tax Free Money Market Fund (cost—$62,822)	2.210	62,822
Total Investments (cost—$246,126,859) (1)—99.41%			246,721,735
Other assets in excess of liabilities—0.59%			1,462,734
Net Assets—100.00%			248,184,469

^	Zero coupon bond; interest rate represents annualized yield at date of purchase.
#	Floating rate securities. The interest rates shown are the current rates as of October 31, 2005.
*	Security subject to Alternative Minimum Tax.
**

Security exempt from registration under Rule 144A of the Securities Act of 1933. This security, which represents 0.72% of net assets as of October 31, 2005, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

†	Interest rate shown reflects yield at October 31, 2005.
††	Step-up bond that converts to the noted fixed rate at a designated future date.
‡	Variable rate demand notes are payable on demand. The maturity dates shown are the next interest rate reset dates. The interest rates shown are the current rates as of October 31, 2005.
(1)

Cost of investments shown approximates cost for federal income tax purposes. Gross unrealized appreciation of investments and gross unrealized depreciation of investments at October 31, 2005 were $3,139,982 and $2,545,106, respectively, resulting in net unrealized appreciation of investments of $594,876.

ACA	American Capital Access.
AMBAC	American Municipal Bond Assurance Corporation.
AMT	Alternative Minimum Tax.
CBI	Certificates of Bond Insurance.
FGIC	Federal Guaranty Insurance Corporation.
FHA	Federal Housing Authority.
FNMA	Federal National Mortgage Association.
FSA	Financial Security Assurance.
GNMA	Government National Mortgage Association.
GTD	Guaranteed.
MBIA	Municipal Bond Investors Assurance.
MGIC	Mortgage Guarantee Insurance Corporation.
PSF	Permanent School Fund.
TCRs	Transferable Custodial Receipts.
VA	Veterans Association.

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s annual report to shareholders dated July 31, 2005.

7

UBS PACE Select Advisors Trust

UBS PACE Global Fixed Income Investments

SCHEDULE OF INVESTMENTS — October 31, 2005 (unaudited)

Principal Amount (000)*			Maturity Dates	Interest Rates (%)		Value ($)

Long-Term Global Debt Securities—103.46%

Australia—6.36%
EUR	450	Australia & New Zealand Banking Group Ltd.	02/05/15	4.450		565,240
	22,490	Government of Australia	08/15/10	5.250		16,697,159
	6,430	Government of Australia	02/15/17	6.000		4,999,403
	7,760	New South Wales Treasury Corp.	08/01/14	5.500		5,722,252
						27,984,054

Austria—6.69%
	9,910	Republic of Austria	07/15/09	4.000		12,336,368
	13,770	Republic of Austria	10/20/13	3.800		17,111,237
						29,447,605

Belgium—1.40%
	250	Kingdom of Belgium	03/28/15	8.000		410,019
	3,830	Kingdom of Belgium	03/28/28	5.500		5,770,609
						6,180,628

Canada—1.86%
	7,870	Government of Canada	06/01/33	5.750		8,176,580

Cayman Island—0.45%
USD	1,240	Hutchison Whamp International Ltd. (1)	11/24/10	5.450		1,246,640
EUR	590	Mizuho Finance	04/15/14	4.750	†	739,451
						1,986,091

Channel Islands—0.18%
EUR	550	Credit Suisse Group Finance	06/07/13	6.375		783,640

Denmark—3.67%
EUR	920	Danske Bank A/S	11/12/12	5.125	†	1,179,967
	1	Kingdom of Denmark	11/15/07	7.000		87
	1	Kingdom of Denmark	11/15/09	6.000		90
	3,110	Kingdom of Denmark	11/15/11	6.000		579,687
	51,620	Kingdom of Denmark	11/15/13	5.000		9,318,319
	30,050	Kingdom of Denmark	11/15/15	4.000		5,073,318
						16,151,468

Finland—2.21%
	3,000	Government of Finland	07/04/06	2.750		3,602,268
	4,500	Government of Finland	02/23/11	5.750		6,101,030
						9,703,298

France—12.16%
	1,500	BNP Paribas	01/23/14	5.250	†	1,915,775
	500	France Telecom	01/28/13	7.250		731,798
	11,380	Republic of France	04/25/09	4.000		14,147,596
	11,720	Republic of France	04/25/10	5.500		15,528,127
	9,150	Republic of France	10/25/32	5.750		14,571,401
	3,750	Republic of France	04/25/55	4.000		4,682,003
	1,600	Societe Generale	01/29/49	4.196	†	1,933,423
						53,510,123

Germany—4.67%
	4,160	Federal Republic of Germany	02/17/06	5.000		5,020,432
	500	Federal Republic of Germany	08/18/06	4.500		608,370
	3,300	Federal Republic of Germany	02/15/08	4.250		4,089,234
	8,200	Federal Republic of Germany	01/04/09	3.750		10,099,694
	550	Federal Republic of Germany	01/04/13	4.500		713,047
						20,530,777

Iceland—1.00%
	29,900	Housing Finance Fund Series 2	04/15/34	3.750		477,130
	244,600	Housing Finance Fund Series 3	06/15/44	3.750		3,907,020
						4,384,150

1

Principal Amount (000)*			Maturity Dates	Interest Rates (%)		Value ($)

Italy—1.01%
	1,200	Edison SpA	12/10/10	5.125		1,550,944
	580	Sanpaolo IMI SpA	04/06/10	6.375		784,137
	600	Telecom Italia SpA	01/28/11	4.500		749,123
	1,000	UniCredito Italiano SpA	02/28/12	6.100		1,363,902
						4,448,106

Japan—10.77%
USD	200	Aiful Corp. (1)	08/10/10	5.000		196,601
	1,073,000	Government of Japan	06/20/06	0.400		9,238,520
	977,600	Government of Japan	06/20/06	0.500		8,422,401
	905,800	Government of Japan	09/20/06	0.500		7,809,614
	1,716,400	Government of Japan	09/10/15	0.800		14,662,499
	420,000	Government of Japan	09/20/24	2.100		3,641,157
	83,600	Government of Japan	06/20/35	2.300		700,050
	310,000	Japan Finance Corp. for Municipal Entities	02/21/12	1.550		2,733,835
						47,404,677

Korea—0.11%
USD	500	Industrial Bank of Korea (1)	05/19/14	4.000	†	476,952

Luxembourg—0.06%
	230	Sogerim SA	04/20/06	6.125		280,111

Malaysia—0.22%
EUR	200	Petronas Capital Ltd.	05/22/09	6.375		264,744
USD	300	Petronas Capital Ltd.	05/22/22	7.875		364,659
USD	300	Republic of Malaysia	07/15/11	7.500		335,712
						965,115

Mexico—2.57%
USD	1,320	Telefonos De Mexico SA (1)	01/27/10	4.750		1,290,150
USD	500	United Mexican States	02/17/09	10.375		578,000
	40,820	United Mexican States	12/22/11	9.000		3,803,690
	12,700	United Mexican States	12/19/13	8.000		1,114,706
	31,500	United Mexican States	12/18/14	9.500		3,013,145
	15,150	United Mexican States	12/05/24	10.000		1,510,369
						11,310,060

Netherlands—5.16%
	1,200	BMW Finance NV	08/06/18	5.000		1,573,400
	420	EADS Finance BV	03/03/10	4.625		530,756
	1	Government of the Netherlands	07/15/08	5.250		1,850
	8,840	Government of the Netherlands	01/15/10	3.000		10,615,520
	3,830	Government of the Netherlands	07/15/12	5.000		5,085,016
	2,020	Government of the Netherlands	01/15/23	7.500		3,598,948
	1	Government of the Netherlands	01/15/28	5.500		755
	1,000	Repsol International Finance BV	07/22/13	5.000		1,296,964
						22,703,209

New Zealand—0.62%
	2,910	Government of New Zealand	02/15/16	4.500		2,718,445

Norway—2.82%
	35,260	Government of Norway	05/15/13	6.500		6,392,429
	35,800	Government of Norway	05/15/15	5.000		6,002,335
						12,394,764

Peru—0.10%
USD	490	Republic of Peru	03/07/17	5.000	†	460,600

Russia—0.16%
USD	750	Russian Federation	05/14/08	3.000		706,050

South Korea—0.60%
	700,000	Republic of South Korea	04/10/07	7.170		696,250
	2,000,000	Republic of South Korea	07/10/07	6.150		1,964,537
						2,660,787

2

Principal Amount (000)*			Maturity Dates	Interest Rates (%)		Value ($)

Sweden—1.57%
	18,830	Kingdom of Sweden	12/01/15	3.500		3,075,024
	16,250	Kingdom of Sweden	12/01/28	3.500		3,054,049
EUR	650	Nordbanken AB	12/13/10	6.000	†	781,500
						6,910,573

United Kingdom—7.11%
EUR	550	Barclays Bank PLC	03/08/11	5.750		737,243
EUR	1,230	BAT International Finance PLC	02/25/09	4.875		1,541,471
EUR	600	HSBC Bank PLC	03/18/16	4.250		750,362
EUR	310	Imperial Tobacco Finance	06/06/07	6.250		391,057
	370	Mitchells & Butlers Finance	09/15/30	6.469		731,627
USD	370	Pearson Dollar Finance PLC (1)	06/01/09	4.700		363,697
EUR	180	RBS Capital Trust I	06/30/12	4.710	†	249,292
EUR	1,100	Rolls-Royce Group PLC Euro MTN	03/16/11	4.500		1,384,428
	450	Spirit Issuer PLC, Series A4	12/28/18	6.582		862,094
	5	United Kingdom Treasury Bonds	12/07/09	5.750		9,319
	10,460	United Kingdom Treasury Bonds	06/07/10	4.750		18,844,932
	3,050	United Kingdom Treasury Bonds	03/07/36	4.250		5,417,371
						31,282,893

United States—29.93%
	1,800	American Honda Finance Corp. (1)	05/26/09	4.500		1,771,393
	180	BAE Systems Holdings, Inc. (1)	08/15/10	4.750		175,993
	3,750	Bank of America Corp.	08/02/10	3.760	†	3,751,995
	484	Bank of America Mortgage Securities, Series 2003-10, Class 1A6	01/25/34	4.488	†	486,254
GBP	550	Capital One Multi-Asset	06/17/14	6.625		1,057,209
	132	Citifinancial Mortgage Securities, Inc. Series 2003-4, Class AV1	10/25/33	4.338	†	132,143
JPY	74,000	Citigroup, Inc.	10/31/25	2.400		682,055
	1,626	Core Investment Grade Trust	11/30/07	4.727		1,607,162
	539	Countrywide Alternative Loan Trust Series 2004-18CB, Class 2A5	09/25/34	4.488	†	539,946
	221	Countrywide Alternative Loan Trust Series 2004-2CB, Class 1A4	03/25/34	4.438	†	220,922
	480	Countrywide Alternative Loan Trust Series 2005-26CB, Class A7	07/25/35	4.338	†	476,667
	66	Credit Suisse First Boston Mortgage Securities Corp. Series 2003-1, Class 2A4	01/25/33	4.638	†	65,929
	131	Credit Suisse First Boston Mortgage Securities Corp. Series 2005-CNDA, Class A1 (1)	08/15/18	4.170	†	131,066
	772	Federal Home Loan Mortgage Corp. Certificates	08/01/18	5.000		762,378
	120	Federal Home Loan Mortgage Corp. Certificates	04/01/32	7.000		125,387
	393	Federal Home Loan Mortgage Corp. Certificates	05/01/33	6.000		396,855
	795	Federal Home Loan Mortgage Corp. Certificates	08/01/33	5.500		786,150
	18	Federal Home Loan Mortgage Corp. Certificates	09/01/33	6.500		18,065
	320	Federal Home Loan Mortgage Corp. Certificates	10/01/33	6.000		323,159
	28	Federal Home Loan Mortgage Corp. Certificates	11/01/33	6.500		28,216
	345	Federal Home Loan Mortgage Corp. Certificates	04/01/35	6.000		348,848
	6,000	Federal Home Loan Mortgage Corp. Certificates TBA	TBA	5.000		5,771,250
	4	Federal Home Loan Mortgage Corp. Certificates, Series 1630, Class FC	10/15/22	4.500	†	4,337
	344	Federal Home Loan Mortgage Corp. Certificates, Series 1633, Class PL	03/15/23	6.500		345,192
	24	Federal Home Loan Mortgage Corp. Certificates, Series 1686, Class FA	02/15/24	4.900	†	24,446
	284	Federal Home Loan Mortgage Corp. Certificates, Series 2157, Class F	05/15/29	4.320	†	282,460
	208	Federal Home Loan Mortgage Corp. Certificates, Series 2326, Class FC	06/15/29	4.470	†	208,848
	67	Federal Home Loan Mortgage Corp. Certificates, Series 2334, Class FA	07/15/31	4.470	†	67,272
	410	Federal Home Loan Mortgage Corp. Certificates, Series 2372, Class F	10/15/31	4.470	†	411,927
	641	Federal Home Loan Mortgage Corp. Certificates, Series 2385, Class FB	05/15/29	4.570	†	647,738
	1,020	Federal Home Loan Mortgage Corp. Certificates, Series 2388, Class FB	01/15/29	4.570	†	1,023,874
	440	Federal Home Loan Mortgage Corp. Certificates, Series 2389, Class EH	05/15/30	6.000		442,026
	262	Federal Home Loan Mortgage Corp. Certificates, Series 2394, Class FX	12/15/31	4.680	†	264,854
	85	Federal Home Loan Mortgage Corp. Certificates, Series 2396, Class FM	12/15/31	4.420	†	85,000
	2,246	Federal Home Loan Mortgage Corp. Certificates, Series 2562, Class PC	02/15/13	4.500		2,241,582

3

Principal Amount (000)*		Maturity Dates	Interest Rates (%)		Value ($)

487	Federal Home Loan Mortgage Corp. Certificates, Series 2589, Class F	03/17/33	4.170	†	487,241
284	Federal Home Loan Mortgage Corp. Certificates, Series 2603, Class F	04/15/33	4.270	†	285,145
31	Federal National Mortgage Association Certificates	10/01/28	6.500		32,009
136	Federal National Mortgage Association Certificates	02/01/31	7.500		143,655
161	Federal National Mortgage Association Certificates	06/01/33	4.500		150,447
2,250	Federal National Mortgage Association Certificates	09/01/33	6.000		2,270,383
259	Federal National Mortgage Association Certificates	10/01/33	4.500		242,380
63	Federal National Mortgage Association Certificates	11/01/33	6.500		65,182
824	Federal National Mortgage Association Certificates	12/01/33	5.500		813,910
7,652	Federal National Mortgage Association Certificates	04/01/34	5.500		7,560,589
486	Federal National Mortgage Association Certificates ARM	07/01/35	4.868		481,439
2,000	Federal National Mortgage Association Certificates TBA	TBA	4.500		1,933,750
10,000	Federal National Mortgage Association Certificates TBA	TBA	5.000		9,621,880
10,000	Federal National Mortgage Association Certificates TBA	TBA	5.500		9,862,500
2,000	Federal National Mortgage Association Certificates TBA	TBA	6.000		2,016,876
2,000	Federal National Mortgage Association Certificates TBA	TBA	6.500		2,052,500
533	Federal National Mortgage Association REMIC, Trust Series 1994-61, Class FG	04/25/24	5.563	†	551,091
144	Federal National Mortgage Association REMIC, Trust Series 1997-68, Class FC	05/18/27	4.500	†	145,008
657	Federal National Mortgage Association REMIC, Trust Series 2001-46, Class F	09/18/31	4.380	†	660,351
217	Federal National Mortgage Association REMIC, Trust Series 2001-61, Class FM	10/18/16	4.230	†	217,779
331	Federal National Mortgage Association REMIC, Trust Series 2002-23, Class F	04/25/32	4.738	†	332,215
336	Federal National Mortgage Association REMIC, Trust Series 2002-60, Class FH	08/25/32	5.038	†	341,640
97	Federal National Mortgage Association REMIC, Trust Series 2002-66, Class FG	09/25/32	5.038	†	98,697
736	Federal National Mortgage Association REMIC, Trust Series 2003-16, Class NF	03/25/18	4.488	†	741,105
1,232	Federal National Mortgage Association REMIC, Trust Series 2003-67, Class TF	08/25/17	4.438	†	1,240,113
638	Federal National Mortgage Association REMIC, Trust Series 2004-21, Class FL	11/25/32	4.388	†	640,042
1,700	Federal National Mortgage Association REMIC, Trust Series 2005-29, Class AD	08/25/34	4.500		1,667,053
633	Federal National Mortgage Association REMIC, Trust Series G93-27, Class FC	08/25/23	4.963	†	646,639
1,040	Goldman Sachs Group, Inc.	06/15/10	4.500		1,012,605
81	Government National Mortgage Association Certificates	06/15/31	7.500		86,288

4

Principal Amount (000)*			Maturity Dates	Interest Rates (%)		Value ($)

	37	Government National Mortgage Association Certificates	07/15/31	7.500		39,447
	198	Government National Mortgage Association Certificates	09/15/31	7.000		207,970
	258	Government National Mortgage Association Certificates	10/15/31	7.000		270,784
	971	Government National Mortgage Association Certificates	08/15/32	6.500		1,007,314
	292	Government National Mortgage Association REMIC, Series 1997-7, Class FA	03/16/29	4.270	†	293,313
	430	Government National Mortgage Association REMIC, Series 2000-16, Class FH	04/16/19	4.420	†	430,982
	162	Government National Mortgage Association REMIC, Series 2000-30, Class F	12/16/22	4.520	†	163,400
	698	GSR Mortgage Loan Trust, Series 2004-2F, Class 4A1	01/25/34	4.388	†	697,006
	1,262	INTERSTAR Millennium Trust, Series 2005-1G, Class A	12/08/36	3.910	†	1,261,995
	680	INTERSTAR Millennium Trust, Series 2005-2L, Class A1 (1)	07/27/38	4.376	†	679,639
	330	ISTAR Financial, Inc.	03/01/12	5.150		316,328
	765	Long Beach Mortgage Loan Trust Series 2004-1, Class A3	02/25/34	4.338	†	765,357
GBP	230	MBNA Credit Card, Series 03C4	05/17/13	6.100		424,381
	780	Merrill Lynch & Co.	08/04/10	4.790		767,958
	1,740	Metropolitan Life Global Funding (1)	08/19/10	4.625		1,710,479
	3,090	Morgan Stanley & Co.	01/15/10	4.000		2,954,976
	246	Novastar Home Equity Loan Series 2003-1, Class A1	05/25/33	4.418	†	246,255
	537	Option One Trust	02/25/32	4.328	†	537,395
	1,940	Rabobank Capital Funding Trust III (1)	10/21/16	5.254	†	1,871,782
	250	RBS Capital Trust I	07/01/13	4.709	†	234,939
	227	Residential Accredit Loans, Inc., Series 2003-QS5, Class A1	03/25/18	4.488	†	228,602
	481	Residential Asset Securities Corp. Series 2003-KS6, Class A2	08/25/33	4.338	†	481,581

5

Principal Amount (000)*		Maturity Dates	Interest Rates (%)		Value ($)

346	Residential Asset Securities Corp. Series 2003-KS7, Class AIIB	09/25/33	4.358	†	346,094
957	Residential Asset Securities Corp. Series 2003-RS4, Class AIIB	05/25/33	4.368	†	959,182
1,240	Residential Asset Securities Corp. Series 2004-RS4, Class A2B1	04/25/34	4.298	†	1,241,681
1,260	SLM Corp.	07/26/10	4.500		1,229,437
860	SMHL Global Fund, Series 6, Class A	11/09/35	3.910	†	859,565
2,000	Superior Wholesale Inventory Financing Trust, Series 2005-A12, Class A	06/15/10	4.150	†	1,999,829
400	U.S. Treasury Bonds	06/15/09	4.000		394,031
12,120	U.S. Treasury Bonds (2)	08/15/14	4.250		11,834,041
4,865	U.S. Treasury Bonds (2)	05/15/30	6.250		5,878,287
3	U.S. Treasury Inflation Index Bonds (3)	01/15/25	2.375		3,252
2,170	U.S. Treasury Notes	01/15/10	3.625		2,100,323
14,680	U.S. Treasury Notes (2)	02/15/15	4.000		14,037,178
180	U.S. Treasury Stripped Principal Payment Bonds #	02/15/19	8.875	±	95,215
3,000	Wells Fargo & Co.	03/23/07	4.020	†	3,001,686
					131,680,794
Total Long-Term Global Debt Securities (cost—$464,912,693)					455,241,550

Short-Term U.S. Government Agency Obligation@—0.39%
1,730	U.S. Treasury Bills‡ (cost—$1,719,571)	12/01/05 to 01/26/06	3.030 to 3.850		1,719,571

Repurchase Agreement—1.33%
5,837	Repurchase Agreement dated 10/31/05 with State Street Bank & Trust Co., collateralized by $4,178,947 U.S. Treasury Bonds, 7.250% to 9.875% due 11/15/15 to 05/15/17; (value-$5,953,810); proceeds: $5,837,579 (cost—$5,837,000)	11/01/05	3.570		5,837,000

6

Number of Shares (000)		Interest Rates (%)	Value ($)
Investments of Cash Collateral from Securities Loaned—6.62%

Money Market Funds††—2.06%
7	AIM Liquid Assets Portfolio	3.832	6,668
††† 0	Barclays Prime Money Market Fund	3.831	72
††† 0	Deutsche Cash Reserve Institutional Fund	3.715	55
3	Dreyfus Institutional Cash Advantage Fund	3.710	2,999
10	Scudder Money Market Series	3.677	9,776
9,037	UBS Private Money Market LLC**	3.868	9,037,366
Total Money Market Funds (cost-$9,056,936)			9,056,936

Principal Amount (000) ($)		Maturity Dates
Repurchase Agreements—4.56%
5,044	Repurchase Agreement dated 10/31/05 with Deutsche Bank Securities, Inc., collateralized by $5,178,000 Federal Farm Credit Bank obligations, 5.300% due 08/11/15; (value- $5,145,160); proceeds: $5,044,465	11/01/05	4.000	5,043,905
15,037	Repurchase Agreement dated 10/31/05 with Merrill Lynch & Co., collateralized by $17,035,000 Resolution Funding Interest Principal Strips, zero coupon due 01/15/07 to 01/15/13 (value- $15,341,329); proceeds: $15,039,150	11/01/05	3.990	15,037,483
Total Repurchase Agreements (cost—$20,081,388)				20,081,388

Total Investments of Cash Collateral from Securities Loaned (cost—$29,138,324)				29,138,324
Total Investments (cost—$501,607,588) (4)(5)—111.80%				491,936,445
Liabilities in excess of other assets—(11.80)%				(51,910,598)
Net Assets—100.00%				440,025,847

Note:	The Portfolio of Investments is listed by the issuer’s country of origin.
*	In local currency unless otherwise indicated.
†	Floating rate securities. The interest rates shown are the current rates as of October 31, 2005.
††	Interest rates shown reflect yield at October 31, 2005.
†††	Amount represents less than 500 shares.
‡	Partial amount pledged as collateral for futures transactions.
±	Annualized yield at date of purchase.
#

Principal Only Security. This security entitles the holder to receive principal payments from an underlying pool of assets. High prepayments return principal faster than expected and cause the yield to increase. Low prepayments return principal more slowly than expected and cause the yield to decrease.

@	Interest rate shown is the discount rate at date of purchase.
(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities, which represent 2.25% of net assets as of October 31, 2005, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(2)	Security, or portion thereof, was on loan at October 31, 2005.
(3)	Principal amount for accrual purposes is adjusted based on changes in the Consumer Price Index.
(4)	Includes $28,004,333 of investments in securities on loan, at value.
(5)

Cost of investments shown approximates cost for federal income tax purposes.  Gross unrealized appreciation of investments and gross unrealized depreciation of investments at October 31, 2005 were $4,938,771 and $14,609,914, respectively, resulting in net unrealized depreciation of investments of $9,671,143.

ARM	Adjustable Rate Mortgage - The interest rate shown is the current rate as of October 31, 2005.
EUR	Euro Dollars.
GBP	Great Britain Pounds.
JPY	Japanese Yen.
MTN	Medium Term Note.
REMIC	Real Estate Mortgage Investment Conduit.
TBA

(To Be Assigned) Security is purchased on a forward commitment basis with an approximate principal amount (generally +/- 1.0%) and no definite maturity date.  The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

USD	U.S. Dollars.

7

***	The table below details the Portfolio’s transaction activity in an affiliated issuer for the three months ended October 31, 2005.

Income
		Purchases	Sales		Earned from
		During the	During the		Affiliate for the
		Three Months	Three Months		the Three Months
Security	Value at	Ended	Ended	Value at	Ended
Description	07/31/05 ($)	10/31/05 ($)	10/31/05 ($)	10/31/05 ($)	10/31/05 ($)
UBS Private Money Market Fund LLC	2,554,483	64,622,394	58,139,511	9,037,366	2,747

Futures Contracts

Number of			In	Expiration	Appreciation
Contracts	Currency	Contracts to Receive	Exchange For ($)	Dates	(Depreciation) ($)
123	EUR	Euro Bond 5 Year Futures	16,748,816	December 2005	(141,071)
80	USD	U.S. Treasury Bond 20 Year Futures	9,106,407	December 2005	(148,907)
10	USD	U.S. Treasury Note 10 Year Futures	1,108,551	December 2005	(24,019)
48	GBP	United Kingdom Long Gilt 10 Year Futures	9,467,727	December 2005	73,778
					(240,219)
		Contracts to Deliver
80	EUR	Euro Bond 10 Year Futures	11,751,817	December 2005	213,176
6	JPY	Japan Bond 10 Year Futures	7,197,014	December 2005	130,304
8	USD	U.S. Treasury Note 2 Year Futures	1,651,847	December 2005	10,222
363	USD	U.S. Treasury Note 5 Year Futures	38,677,097	December 2005	238,800
					592,502
					352,283

Currency Type Abbreviations:

EUR	Euro Dollars
GBP	Great Britain Pounds
JPY	Japanese Yen
USD	U.S. Dollars

8

Forward Foreign Currency Contracts

					Unrealized
	Contracts to	In			Appreciation
	Deliver	Exchange For		Maturity Dates	(Depreciation) ($)
Australian Dollar	47,467,698	EUR	29,959,416	01/17/06	345,229
Australian Dollar	557,437	EUR	345,392	01/17/06	177
Australian Dollar	1,211,815	USD	910,000	11/16/05	4,197
Australian Dollar	2,235,559	USD	1,680,000	11/16/05	8,972
Australian Dollar	13,913,411	USD	10,560,279	01/17/06	183,755
Australian Dollar	3,200,854	USD	2,394,238	01/17/06	7,064
Canadian Dollar	153,812	USD	130,000	11/16/05	(426)
Canadian Dollar	11,986,223	USD	10,080,461	11/16/05	(83,337)
Canadian Dollar	1,538,147	USD	1,300,000	11/16/05	(4,282)
Canadian Dollar	9,791,261	USD	8,433,472	01/17/06	115,454
Danish Krone	87,067,150	USD	13,979,617	01/17/06	(72,330)
Euro Dollar	19,102,978	CAD	26,653,430	01/17/06	(184,984)
Euro Dollar	18,524,452	DKK	138,240,574	01/17/06	(2,558)
Euro Dollar	1,820,000	GBP	1,264,700	11/16/05	25,932
Euro Dollar	20,000	GBP	13,894	11/16/05	282
Euro Dollar	30,796,499	GBP	21,061,726	01/17/06	68,189
Euro Dollar	4,340,000	GBP	2,960,140	02/22/06	(2,615)
Euro Dollar	1,860,000	GBP	1,267,404	02/22/06	(2,206)
Euro Dollar	560,000	GBP	381,696	02/22/06	(565)
Euro Dollar	440,000	GBP	299,976	02/22/06	(380)
Euro Dollar	2,160,000	GBP	1,471,878	02/22/06	(2,513)
Euro Dollar	1,379,310	HUF	360,000,000	12/06/05	31,254
Euro Dollar	2,680,000	ISK	210,738,250	11/16/05	117,952
Euro Dollar	840,000	ISK	62,277,600	12/14/05	2,852
Euro Dollar	2,540,000	JPY	341,344,250	11/16/05	(55,424)
Euro Dollar	700,000	JPY	94,026,500	11/16/05	(15,467)
Euro Dollar	2,580,000	JPY	346,616,550	11/16/05	(56,741)
Euro Dollar	260,000	JPY	34,896,420	11/16/05	(5,864)
Euro Dollar	2,580,000	JPY	346,282,440	11/16/05	(58,179)
Euro Dollar	4,580,000	JPY	629,665,270	11/16/05	(38,943)
Euro Dollar	4,917,684	PLN	20,000,000	12/06/05	64,650
Euro Dollar	4,345,612	PLN	18,000,000	12/06/05	106,443
Euro Dollar	280,000	SEK	2,616,516	11/16/05	(3,350)
Euro Dollar	4,540,000	SEK	42,266,492	11/16/05	(64,296)
Euro Dollar	14,354,191	SEK	133,321,728	01/17/06	(214,122)
Euro Dollar	2,013,592	SKK	80,000,000	12/06/05	20,646
Euro Dollar	2,490,000	USD	3,083,428	11/16/05	94,093
Euro Dollar	9,600,000	USD	11,882,652	11/16/05	357,505
Euro Dollar	4,842,900	USD	5,980,411	11/16/05	166,335
Euro Dollar	9,789,723	USD	11,980,584	11/16/05	227,667
Euro Dollar	34,020,833	USD	41,287,079	11/16/05	443,840
Euro Dollar	3,440,000	USD	4,205,685	11/16/05	75,840
Euro Dollar	8,915,521	USD	10,691,849	01/17/06	(48,506)
Euro Dollar	60,000	USD	72,129	02/22/06	(297)
Euro Dollar	2,010,000	USD	2,417,146	02/22/06	(9,117)
Great Britain Pounds	7,146,912	AUD	16,520,265	01/17/06	(157,384)
Great Britain Pounds	1,281,446	EUR	1,880,000	11/16/05	(4,725)
Great Britain Pounds	803,556	EUR	1,180,000	11/16/05	(2,298)
Great Britain Pounds	1,415,860	EUR	2,080,000	11/16/05	(3,538)
Great Britain Pounds	1,034,898	EUR	1,520,000	11/16/05	(2,790)
Great Britain Pounds	1,159,264	EUR	1,700,000	11/16/05	(4,724)
Great Britain Pounds	2,690,000	USD	4,753,876	11/16/05	(3,853)
Great Britain Pounds	160,000	USD	282,854	11/16/05	(133)
Great Britain Pounds	60,000	USD	106,070	11/16/05	(51)
Great Britain Pounds	4,050,027	USD	7,099,697	01/17/06	(60,595)
Great Britain Pounds	9,567,511	USD	17,070,592	02/22/06	155,108
Hungarian Forint	54,951,550	USD	263,620	11/16/05	732
Iceland Krona	328,687,726	USD	5,105,432	11/16/05	(280,731)
Japanese Yen	907,289,230	AUD	10,610,949	01/17/06	22,511
Japanese Yen	134,835,000	EUR	1,000,000	11/16/05	19,894
Japanese Yen	638,371,350	EUR	4,740,000	11/16/05	97,512
Japanese Yen	64,663,680	EUR	480,000	11/16/05	9,795
Japanese Yen	339,064,740	EUR	2,520,000	11/16/05	53,230
Japanese Yen	917,933,358	EUR	6,779,419	01/17/06	103,087
Japanese Yen	620,017,912	USD	5,632,786	11/16/05	295,268
Japanese Yen	397,194,450	USD	3,600,000	11/16/05	180,691
Japanese Yen	567,754,525	USD	5,120,000	11/16/05	232,399
Japanese Yen	783,112,380	USD	7,033,838	11/16/05	292,297
Japanese Yen	731,805,050	USD	6,561,757	11/16/05	261,903
Japanese Yen	257,738,625	USD	2,250,000	11/16/05	31,218
Japanese Yen	286,243,260	USD	2,580,000	11/16/05	115,832
Japanese Yen	143,965,080	USD	1,260,000	02/22/06	6,204
Japanese Yen	127,557,400	USD	1,120,000	02/22/06	9,099
Japanese Yen	454,741,900	USD	3,988,230	02/22/06	27,869

9

					Unrealized
	Contracts to	In			Appreciation
	Deliver	Exchange For		Maturity Dates	(Depreciation) ($)
Japanese Yen	304,780,500	USD	2,670,000	02/22/06	15,658
Mexican Peso	3,621,585	USD	330,000	11/16/05	(4,855)
Mexican Peso	8,994,334	USD	820,000	11/16/05	(11,624)
Mexican Peso	21,017,653	USD	1,935,638	11/16/05	(7,672)
Mexican Peso	56,311,173	USD	5,190,446	11/16/05	(16,134)
Mexican Peso	74,368,726	USD	6,772,800	02/22/06	(16,567)
New Zealand Dollar	170,000	USD	116,850	11/16/05	(1,975)
New Zealand Dollar	8,200,596	USD	5,579,796	11/16/05	(152,200)
New Zealand Dollar	3,705,072	USD	2,569,560	02/22/06	333
Norwegian Krone	34,086,892	EUR	4,320,703	01/17/06	(31,027)
Norwegian Krone	12,933,917	GBP	1,122,512	01/17/06	(6,999)
Norwegian Krone	1,738,737	USD	266,049	11/16/05	(1,761)
Norwegian Krone	13,648,736	USD	2,075,538	01/17/06	(33,471)
Polish Zloty	1,761,922	USD	531,404	11/16/05	(794)
Singapore Dollar	521,760	USD	308,268	11/16/05	367
South African Rand	4,571,780	USD	682,875	11/16/05	2,462
South Korean Won	2,548,679,645	USD	2,420,399	11/16/05	(21,364)
Swedish Krona	103,011,733	EUR	10,982,061	01/17/06	99,920
Swedish Krona	41,900,559	EUR	4,400,000	02/22/06	(1,378)
Swedish Krona	2,094,000	EUR	220,000	02/22/06	(4)
Swedish Krona	27,421,099	USD	3,437,951	11/16/05	(14,683)
Swedish Krona	65,385,783	USD	8,436,222	01/17/06	165,522
Swiss Franc	2,907,177	USD	2,300,000	11/16/05	42,790
Swiss Franc	391,620	USD	310,000	11/16/05	5,936
United States Dollar	750,000	AUD	983,955	11/16/05	(14,517)
United States Dollar	360,000	AUD	471,989	11/16/05	(7,199)
United States Dollar	480,000	AUD	629,599	11/16/05	(9,390)
United States Dollar	400,000	AUD	524,728	11/16/05	(7,778)
United States Dollar	850,000	AUD	1,115,178	11/16/05	(16,430)
United States Dollar	944,885	AUD	1,253,487	11/16/05	(7,933)
United States Dollar	790,000	CAD	929,788	11/16/05	(1,580)
United States Dollar	690,000	CAD	812,433	11/16/05	(1,092)
United States Dollar	4,515,468	CAD	5,484,036	11/16/05	134,757
United States Dollar	5,480,000	CAD	6,451,925	11/16/05	(9,047)
United States Dollar	10,108,985	CAD	11,986,223	02/22/06	83,267
United States Dollar	1,950,000	CHF	2,433,932	11/16/05	(60,230)
United States Dollar	22,188	CHF	28,623	11/16/05	36
United States Dollar	210,000	CHF	262,059	11/16/05	(6,530)
United States Dollar	460,000	CHF	574,184	11/16/05	(14,189)
United States Dollar	1,338,425	EUR	1,090,110	11/16/05	(29,709)
United States Dollar	3,827,476	EUR	3,060,000	11/16/05	(153,836)
United States Dollar	19,192,945	EUR	15,540,000	11/16/05	(536,614)
United States Dollar	7,433,852	EUR	6,037,400	11/16/05	(185,736)
United States Dollar	11,800,772	EUR	9,605,435	11/16/05	(269,101)
United States Dollar	6,456,428	EUR	5,250,000	11/16/05	(153,614)
United States Dollar	16,947,444	EUR	14,139,366	01/17/06	85,975
United States Dollar	1,911,538	EUR	1,570,000	02/22/06	(16,397)
United States Dollar	2,106,240	EUR	1,730,000	02/22/06	(17,965)
United States Dollar	1,819,811	EUR	1,498,814	02/22/06	(10,599)
United States Dollar	2,748,070	EUR	2,260,000	02/22/06	(20,033)
United States Dollar	969,705	GBP	549,097	11/16/05	1,467
United States Dollar	6,037,287	GBP	3,455,941	11/16/05	75,140
United States Dollar	1,499,556	GBP	860,000	02/22/06	20,935
United States Dollar	261,429	GBP	150,000	02/22/06	3,773
United States Dollar	505,902	GBP	290,000	02/22/06	6,822
United States Dollar	267,599	HUF	54,951,550	11/16/05	(4,712)
United States Dollar	262,344	HUF	54,951,550	02/22/06	(769)
United States Dollar	545,169	ISK	33,882,257	02/22/06	1,616
United States Dollar	1,481,814	ISK	90,757,316	02/22/06	(17,191)
United States Dollar	41,291,848	JPY	4,582,856,301	11/16/05	(1,839,635)
United States Dollar	4,970,000	JPY	543,604,490	11/16/05	(290,298)
United States Dollar	1,300,000	JPY	141,459,500	11/16/05	(82,224)
United States Dollar	5,060,000	JPY	556,628,790	11/16/05	(268,177)
United States Dollar	900,000	JPY	101,680,200	11/16/05	(24,671)
United States Dollar	6,190,000	JPY	673,740,390	11/16/05	(390,004)
United States Dollar	33,033,668	JPY	3,729,501,128	01/17/06	(689,229)
United States Dollar	1,150,000	JPY	130,030,500	02/22/06	(17,561)
United States Dollar	1,730,000	JPY	195,648,641	02/22/06	(26,090)
United States Dollar	2,940,000	JPY	332,369,940	02/22/06	(45,380)
United States Dollar	2,990,000	JPY	338,067,340	02/22/06	(45,762)
United States Dollar	2,486,517	KRW	2,548,679,645	11/16/05	(44,754)
United States Dollar	2,423,967	KRW	2,548,679,645	02/22/06	20,854
United States Dollar	1,505,268	KRW	1,500,000,000	06/08/06	(64,391)
United States Dollar	630,000	MXN	6,930,315	11/16/05	10,783
United States Dollar	7,652,320	MXN	83,014,431	11/16/05	23,266
United States Dollar	266,106	NOK	1,738,737	11/16/05	1,704
United States Dollar	267,440	NOK	1,738,737	02/22/06	1,723
United States Dollar	890,000	NZD	1,288,268	11/16/05	10,465
United States Dollar	200,000	NZD	289,337	11/16/05	2,239

					Unrealized
	Contracts to	In			Appreciation
	Deliver	Exchange For		Maturity Dates	(Depreciation) ($)
United States Dollar	1,186,470	NZD	1,741,693	11/16/05	30,926
United States Dollar	930,000	NZD	1,346,226	11/16/05	10,976
United States Dollar	2,590,401	NZD	3,705,072	11/16/05	(656)
United States Dollar	513,470	PLN	1,761,922	11/16/05	18,727
United States Dollar	531,180	PLN	1,761,922	02/22/06	797
United States Dollar	641,440	SEK	4,979,595	11/16/05	(14,451)
United States Dollar	501,424	SEK	3,949,900	02/22/06	(484)
United States Dollar	3,462,610	SEK	27,421,099	02/22/06	15,031
United States Dollar	313,609	SGD	521,760	11/16/05	(5,708)
United States Dollar	309,808	SGD	521,760	02/22/06	(509)
United States Dollar	676,990	ZAR	4,571,780	11/16/05	3,424
United States Dollar	677,512	ZAR	4,571,780	02/22/06	(2,540)
					(1,913,879)

CURRENCY TYPE ABBREVIATIONS:
AUD	Australian Dollars
CAD	Canadian Dollars
CHF	Swiss Francs
DKK	Danish Krone
EUR	Euro Dollars
GBP	Great Britain Pounds
HUF	Hungarian Forints
ISK	Iceland Krona
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollars
PLN	Polish Zloties
SEK	Swedish Krona
SGD	Singapore Dollar
SKK	Slovakian Koruna
USD	U.S. Dollars
ZAR	South African Rand

Investments By Type of Issuer

	Percentage of Portfolio Assets (%)
	Long-term	Short-term
Government and other public issuers	78.94	0.35
Repurchase agreements	—	5.27
Banks and other financial institutions	12.22	—
Industrials	1.38	—
Money market funds	—	1.84
	92.54	7.46

10

UBS PACE Select Advisors Trust

UBS PACE Large Co Value Equity Investments

SCHEDULE OF INVESTMENTS — October 31, 2005 (unaudited)

Number of Shares		Value ($)

Common Stocks—98.28%
Aerospace & Defense—2.32%
57,600	Boeing Co.	3,723,264
282,100	Lockheed Martin Corp.	17,083,976
155,998	United Technologies Corp.	7,999,577
		28,806,817

Air Freight & Couriers—0.95%
140,700	CNF, Inc.	7,917,189
42,100	FedEx Corp.	3,870,253
		11,787,442

Auto Components—0.69%
279,900	Lear Corp. (1)	8,525,754

Automobiles—0.48%
710,200	Ford Motor Co. (1)	5,908,864

Banks—10.45%
1,036,950	Bank of America Corp.	45,356,193
198,850	Bank of New York Co., Inc.	6,222,016
151,100	Downey Financial Corp.	9,209,545
114,100	Golden West Financial Corp.	6,701,093
193,600	KeyCorp	6,241,664
116,400	National City Corp.	3,751,572
103,000	SunTrust Banks, Inc.	7,465,440
327,100	U.S. Bancorp	9,675,618
161,300	Wachovia Corp.	8,148,876
317,336	Washington Mutual, Inc.	12,566,506
236,900	Wells Fargo & Co.	14,261,380
		129,599,903

Beverages—0.82%
138,800	Pepsi Bottling Group, Inc. (1)	3,946,084
104,500	PepsiCo, Inc.	6,173,860
		10,119,944

Biotechnology—0.19%
36,800	Invitrogen Corp.*	2,340,112

Building Products—0.70%
147,700	USG Corp. (1)*	8,732,024

Chemicals—2.00%
82,650	BASF AG, ADR (1)	5,949,973
102,650	E.I. du Pont de Nemours and Co.	4,279,479
60,000	Eastman Chemical Co.	3,165,600
47,500	FMC Corp.*	2,585,900
68,200	PPG Industries, Inc.	4,089,954
53,800	Scotts Co., Class A (1)	4,723,102
		24,794,008

Commercial Services & Supplies—0.85%
343,000	Cendant Corp.	5,975,060
92,029	Donnelley, R.R. & Sons Co.	3,222,856
48,800	PHH Corp.*	1,372,744
		10,570,660

Communications Equipment—0.99%
100,200	Harris Corp.	4,118,220
370,050	Motorola, Inc.	8,200,308
		12,318,528

Computers & Peripherals—3.41%
184,900	Apple Computer, Inc.*	10,648,391
211,150	Hewlett-Packard Co.	5,920,646
314,800	International Business Machines Corp.	25,775,824
		42,344,861

Diversified Financials—13.51%
160,481	American Express Co.	7,987,139
72,956	Ameriprise Financial, Inc.	2,715,422
174,500	Bear Stearns Cos., Inc. (1)	18,462,100

Number of Shares		Value ($)

141,100	Capital One Financial Corp.	10,772,985
70,500	CIT Group, Inc.	3,223,965
846,412	Citigroup, Inc.	38,748,741
310,630	Countrywide Financial Corp. (1)	9,868,715
47,800	Franklin Resources, Inc.	4,224,086
94,750	Goldman Sachs Group, Inc.	11,973,558
642,720	J.P. Morgan Chase & Co.	23,536,407
37,400	Legg Mason, Inc.	4,013,394
143,300	Lehman Brothers Holdings, Inc. (1)	17,148,711
42,000	Merrill Lynch & Co., Inc.	2,719,080
72,700	Morgan Stanley & Co.	3,955,607
165,300	Principal Financial Group, Inc.	8,203,839
		167,553,749

Diversified Telecommunication Services—5.88%
125,800	ALLTEL Corp. (1)	7,781,988
320,700	AT&T Corp.	6,343,446
460,400	BellSouth Corp. (1)	11,979,608
187,800	SBC Communications, Inc.	4,479,030
956,000	Sprint Corp.	22,284,360
638,801	Verizon Communications, Inc.	20,128,620
		72,997,052

Electric Utilities—2.75%
82,200	Constellation Energy Group, Inc.	4,504,560
84,250	Dominion Resources, Inc.	6,409,740
51,300	DTE Energy Co.	2,216,160
105,650	Entergy Corp.	7,471,568
92,900	PPL Corp.	2,911,486
104,700	TXU Corp.	10,548,525
		34,062,039

Electrical Equipment—0.34%
59,800	Cooper Industries Ltd., Class A	4,239,222

Electronic Equipment & Instruments—0.25%
98,000	Agilent Technologies, Inc.*	3,136,980

Energy Equipment & Services—1.42%
144,200	Baker Hughes, Inc.	7,925,232
113,350	Halliburton Co.	6,698,985
48,850	Weatherford International Ltd.*	3,058,010
		17,682,227

Food & Drug Retailing—0.34%
134,500	SUPERVALU, INC. (1)	4,227,335

Food Products—1.72%
75,900	Bunge Ltd. (1)	3,942,246
117,900	Cadbury Schweppes PLC, ADR	4,679,451
85,100	General Mills, Inc. (1)	4,106,926
270,900	McDonald’s Corp.	8,560,440
		21,289,063

Gas Utilities—0.83%
233,600	Sempra Energy	10,348,480

Health Care Providers & Services—2.03%
131,900	AmerisourceBergen Corp.	10,060,013
104,600	CIGNA Corp.	12,120,002
66,400	McKesson Corp.	3,016,552
		25,196,567

Hotels, Restaurants & Leisure—1.76%
95,350	Carnival Corp.	4,736,034
287,900	Darden Restaurants, Inc.	9,333,718
132,800	Starwood Hotels & Resorts Worldwide, Inc. (1)	7,759,504
		21,829,256

Household Durables—0.37%
73,600	Meritage Homes Corp.*	4,583,072

Household Products—1.00%
150,500	Colgate-Palmolive Co.	7,970,480
77,500	Kimberly-Clark Corp.	4,405,100
		12,375,580

Industrial Conglomerates—1.49%
76,700	Canadian Pacific Railway Ltd.	3,165,409
230,900	General Electric Co.	7,829,819
103,300	Textron, Inc.	7,441,732
		18,436,960

1

Number of Shares		Value ($)

Insurance—5.37%
164,400	Allstate Corp.	8,678,676
127,196	Aon Corp.	4,305,584
84,300	Assurant, Inc. (1)	3,220,260
126,600	Chubb Corp. (1)	11,770,002
136,400	First American Corp.	5,977,048
209,300	MetLife, Inc.	10,341,513
57,000	Prudential Financial, Inc.	4,149,030
236,722	St. Paul Cos., Inc. (1)	10,659,592
139,850	W.R. Berkley Corp.	6,111,445
30,100	Zenith National Insurance Corp.	1,355,102
		66,568,252

Internet Software & Services—0.60%
246,900	McAfee, Inc.*	7,414,407

Machinery—1.56%
44,800	Cummins, Inc. (1)	3,824,576
130,000	Eaton Corp.	7,647,900
77,700	ITT Industries, Inc.	7,894,320
		19,366,796

Marine—0.31%
80,300	Overseas Shipholding Group, Inc. (1)	3,822,280

Media—2.86%
253,922	Comcast Corp., Class A*	7,066,649
281,500	Comcast Corp., Class A-Special*	7,715,915
213,750	News Corp., Inc., Class A	3,045,938
382,500	Time Warner, Inc. (1)	6,819,975
60,800	Viacom, Inc., Class B	1,882,976
368,100	Walt Disney Co.	8,970,597
		35,502,050

Metals & Mining—1.17%
120,200	Phelps Dodge Corp. (1)	14,480,494

Multi-Line Retail—2.28%
212,800	Federated Department Stores, Inc.	13,059,536
57,663	Sears Holdings Corp.*	6,933,976
174,350	Wal-Mart Stores, Inc.	8,248,498
		28,242,010

Oil & Gas—14.83%
124,302	Apache Corp.	7,934,197
113,000	Burlington Resources, Inc.	8,160,860
231,800	ChevronTexaco Corp.	13,228,826
230,664	ConocoPhillips	15,080,812
965,462	Exxon Mobil Corp.	54,201,037
123,800	Kerr-McGee Corp.	10,527,952
388,550	Marathon Oil Corp.	23,375,168
87,406	Murphy Oil Corp.	4,094,971
311,400	Occidental Petroleum Corp.	24,563,232
147,200	Sunoco, Inc.	10,966,400
112,100	Valero Energy Corp.	11,797,404
		183,930,859

Paper & Forest Products—0.62%
139,700	Louisiana-Pacific Corp.	3,482,721
109,227	Rayonier, Inc. (1)	4,175,748
		7,658,469

Pharmaceuticals—3.87%
186,300	Abbott Laboratories	8,020,215
122,800	Eli Lilly & Co.	6,114,212
358,000	Merck & Co., Inc.	10,102,760
126,450	Novartis AG, ADR (1)	6,805,539
418,900	Pfizer, Inc.	9,106,886
196,913	Sanofi-Aventis, ADR (1)	7,900,150
		48,049,762

Real Estate—0.17%
81,200	Thornburg Mortgage, Inc. (1)	2,058,420

Number of Shares				Value ($)

Road & Rail—2.67%
290,600	Burlington Northern Santa Fe Corp.			18,034,636
91,000	CSX Corp.			4,168,710
174,050	Norfolk Southern Corp.			6,996,810
86,000	Yellow Roadway Corp. (1)*			3,908,700
				33,108,856

Software—1.73%
676,200	Microsoft Corp.			17,378,340
320,200	Oracle Corp.*			4,060,136
				21,438,476

Specialty Retail—0.71%
235,400	Barnes & Noble, Inc.			8,512,064
6,700	Sherwin-Williams Co.			285,085
				8,797,149

Tobacco—1.99%
245,800	Altria Group, Inc.			18,447,290
152,700	Loews Corp. - Carolina Group			6,283,605
				24,730,895
Total Common Stocks (cost—$1,059,040,076)				1,218,975,674

Principal
Amount		Maturity	Interest
(000) ($)		Dates	Rates (%)
Repurchase Agreement—1.93%
23,940	Repurchase Agreement dated 10/31/05 with State Street Bank & Trust Co., collateralized by $8,940,000 Federal Home Loan Bank obligations, 5.125% due 03/06/06 and $10,794,956 U.S. Treasury Bonds, 7.250% to 9.875% due 11/15/15 to 05/15/17; (value - $24,420,317); proceeds: $23,942,374 (cost—$23,940,000)	11/01/05	3.570	23,940,000

Number of
Shares
(000)
Investments of Cash Collateral from Securities Loaned — 6.96%

Money Market Funds†—2.57%
††0	AIM Liquid Assets Portfolio	3.832	273
23	AIM Prime Portfolio	3.870	23,171
3,928	Barclays Prime Money Market Fund	3.831	3,927,640
1	BlackRock Provident Institutional TempFund	3.756	664
39	Dreyfus Institutional Cash Advantage Fund	3.710	38,944
364	Scudder Money Market Series	3.677	363,604
27,488	UBS Private Money Market Fund LLC**	3.868	27,488,248
Total Money Market Funds (cost—$31,842,544)			31,842,544

Principal
Amount
(000) ($)
Repurchase Agreements—4.39%
24,309	Repurchase Agreement dated 10/31/05 with Deutsche Bank Securities, Inc., collateralized by $25,319,000 Federal Home Loan Mortgage Corp. obligations, 3.300% due 09/14/07; (value-$24,795,381); proceeds: $24,311,683	11/01/05	4.000	24,308,982
30,145	Repurchase Agreement dated 10/31/05 with Merrill Lynch & Co., collateralized by $501,000 Fair Isaac Co. Interest Strips, zero coupon due 03/26/14 to 04/06/16, $1,078,000 Fair Isaac Co. Principal Strips, 8.600% to 9.800% due 04/06/18 to 09/26/19, $991,000 Federal Home Loan Mortgage Corp. obligations, 5.875% due 03/21/11, $19,055,000 Resolution Funding Co. Interest Strips, zero coupon due 01/15/07 to 07/15/14 and $32,936,000 Resolution Funding Co. Principal Strips, 8.875% due 07/15/20; (value-$30,748,122); proceeds: $30,148,314	11/01/05	3.990	30,144,973
Total Repurchase Agreements (cost—$54,453,955)				54,453,955
Total Investments of Cash Collateral from Securities Loaned (cost—$86,296,499)				86,296,499
Total Investments (cost—$1,169,276,575) (2)(3)—107.17%				1,329,212,173
Liabilities in excess of other assets—(7.17)%				(88,900,998)
Net Assets—100.00%				1,240,311,175

2

*	Non-income producing security.
(1)	Security, or portion thereof, was on loan at October 31, 2005.
(2)

Includes $102,962,802 of investments in securities on loan, at value. In addition to holding cash and cash equivalents as collateral for portfolio securities loaned of $86,296,499, the custodian also held the following U.S. Government agency security having an aggregate value of $20,264,598 as collateral for portfolio securities loaned.

Principal Amount (000) ($)		Maturity Date	Interest Rate (%)	Value ($)
20,164	Federal Home Loan Mortgage Corp.	05/23/08	4.250	20,264,598

(3)

Cost of investments shown approximates cost for federal income tax purposes. Gross unrealized appreciation of investments and gross unrealized depreciation of investments at October 31, 2005 were $191,441,130 and $31,505,532, respectively, resulting in net unrealized appreciation of investments of $159,935,598.

†	Interest rates shown reflect yield at October 31, 2005.
† †	Amount represents less than 500 shares.
ADR	American Depositary Receipt.
**	The table below details the Portfolio’s transaction activity in an affiliated issuer for the three months ended October 31, 2005.

Security Description	Value at 07/31/05 ($)	Purchases During the Three Months Ended 10/31/05 ($)	Sales During the Three Months Ended 10/31/05 ($)	Value at 10/31/05 ($)	Income Earned from Affiliate for the Three Months Ended 10/31/05 ($)
UBS Private Money Market Fund LLC	124,567,523	246,447,323	343,526,598	27,488,248	8,817

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s annual report to shareholders dated July 31, 2005.

3

UBS PACE Select Advisors Trust

UBS PACE Large Co Growth Equity Investments

SCHEDULE OF INVESTMENTS — October 31, 2005 (unaudited)

Number of
Shares		Value ($)

Common Stocks—97.65%
Aerospace & Defense—1.33%
55,046	General Dynamics Corp.	6,401,850
116,200	United Technologies Corp.	5,958,736
		12,360,586

Air Freight & Couriers—2.31%
27,600	CNF, Inc.	1,553,052
215,640	FedEx Corp.	19,823,785
		21,376,837

Banks—0.41%
65,200	Golden West Financial Corp. (1)	3,829,196

Beverages—0.96%
178,400	Coca-Cola Co. (1)	3,371,760
145,300	Pepsi Bottling Group, Inc. (1)	4,130,879
24,300	PepsiCo, Inc.	1,435,644
		8,938,283

Biotechnology—6.34%
325,244	Amgen, Inc.*	24,640,486
59,500	Biogen Idec, Inc.*	2,417,485
289,679	Genentech, Inc.*	26,244,917
42,200	Gilead Sciences, Inc.*	1,993,950
57,100	Kos Pharmaceuticals, Inc.*	3,426,000
		58,722,838

Building Products—1.00%
120,715	Lennar Corp., Class A (1)	6,709,340
42,900	USG Corp.*	2,536,248
		9,245,588

Chemicals—1.05%
154,873	Monsanto Co.	9,758,548

Commercial Services & Supplies—3.95%
78,500	Alliance Data Systems Corp.*	2,791,460
74,400	Career Education Corp. (1)*	2,647,896
151,000	Cendant Corp.	2,630,420
351,986	First Data Corp.	14,237,834
99,900	Fiserv, Inc.*	4,363,632
255,307	Paychex, Inc.	9,895,699
		36,566,941

Communications Equipment—4.52%
688,884	Cisco Systems, Inc.*	12,021,026
667,227	Motorola, Inc. (1)	14,785,750
377,717	QUALCOMM, Inc.	15,018,028
		41,824,804

Computers & Peripherals—2.90%
219,416	Apple Computer, Inc.*	12,636,168
258,123	Dell, Inc.*	8,228,961
49,600	International Business Machines Corp.	4,061,248
71,400	Network Appliance, Inc.*	1,953,504
		26,879,881

Diversified Financials—10.35%
98,600	American Express Co.	4,907,322
19,720	Ameriprise Financial, Inc.	733,978
37,200	Capital One Financial Corp. (1)	2,840,220
40,627	Chicago Mercantile Exchange Holdings, Inc. (1)	14,834,949
270,050	Countrywide Financial Corp.	8,579,488
175,336	Fannie Mae	8,331,967
139,656	Goldman Sachs Group, Inc.	17,648,329
58,853	Lehman Brothers Holdings, Inc.	7,042,939
62,300	Morgan Stanley	3,389,743
496,609	SLM Corp. (1)	27,576,698
		95,885,633

Diversified Telecommunication Services—0.38%
149,600	Sprint Nextel Corp.	3,487,176

1

Number of
Shares		Value ($)

Electric Utilities—0.38%
35,000	TXU Corp.	3,526,250

Electrical Equipment—1.13%
436,463	Molex, Inc., Class A	10,427,101

Electronic Equipment & Instruments—0.08%
17,600	Broadcom Corp., Class A*	747,296

Energy Equipment & Services—3.68%
79,783	Baker Hughes, Inc.	4,384,874
56,800	BJ Services Co. (1)	1,973,800
33,934	Halliburton Co.	2,005,499
283,768	Schlumberger Ltd.	25,757,621
		34,121,794

Food & Drug Retailing—0.31%
116,755	CVS Corp.	2,849,990

Food Products—0.21%
60,700	Pilgrim’s Pride Corp., Class B (1)	1,910,836

Health Care Equipment & Supplies—4.39%
37,900	Baxter International, Inc.	1,448,917
64,900	Becton, Dickinson and Co.	3,293,675
263,011	Medtronic, Inc.	14,902,203
29,000	St. Jude Medical, Inc.*	1,394,030
307,243	Zimmer Holdings, Inc.*	19,592,886
		40,631,711

Health Care Providers & Services—6.41%
67,100	Caremark Rx, Inc.*	3,516,040
18,800	Express Scripts, Inc., Class A (1)*	1,417,708
154,874	Lincare Holdings, Inc.*	6,326,603
43,300	McKesson Corp.	1,967,119
796,093	UnitedHealth Group, Inc.	46,085,824
		59,313,294

Hotels, Restaurants & Leisure—4.10%
215,884	Carnival Corp.	10,722,958
37,859	Four Seasons Hotels, Inc.	2,030,378
57,300	Marriott International, Inc., Class A	3,416,226
272,674	MGM Mirage*	10,189,827
185,902	Starbucks Corp.*	5,257,309
135,157	Wynn Resorts, Ltd. (1)*	6,309,129
		37,925,827

Household Durables—0.51%
3,360	Acco Brands Corp.*	81,681
9,800	Black & Decker Corp.	804,874
84,700	Newell Rubbermaid, Inc. (1)	1,947,253
2,800	NVR, Inc. (1)*	1,919,400
		4,753,208

Household Products—2.53%
418,902	Procter & Gamble Co.	23,454,323

2

Number of
Shares		Value ($)

Insurance—2.44%
248,737	AFLAC, Inc.	11,884,654
37,200	American International Group, Inc.	2,410,560
32,300	Progressive Corp.	3,740,663
35,300	Prudential Financial, Inc.	2,569,487
45,050	W.R. Berkley Corp.	1,968,685
		22,574,049

Internet & Catalog Retail—0.95%
180,217	eBay, Inc.*	7,136,593
89,170	Expedia, Inc.*	1,675,504
		8,812,097

Internet Software & Services—3.41%
47,025	Google, Inc., Class A*	17,499,883
81,500	McAfee, Inc.*	2,447,445
158,300	Symantec Corp.*	3,775,455
211,267	Yahoo!, Inc.*	7,810,541
		31,533,324

Leisure Equipment & Products—0.23%
42,200	Harley-Davidson, Inc.	2,090,166

Machinery—3.28%
194,440	Caterpillar, Inc. (1)	10,225,600
87,400	Danaher Corp. (1)	4,553,540
314,441	Dover Corp.	12,256,910
21,900	ITT Industries, Inc.	2,225,040
39,500	Navistar International Corp.*	1,087,040
		30,348,130

Marine—0.24%
45,800	Overseas Shipholding Group, Inc.	2,180,080

Media—3.61%
356,679	Comcast Corp., Class A*	9,776,571
469,314	Liberty Global, Inc.*	11,132,128
1,220,219	Liberty Media Corp., Class A*	9,725,146
114,800	Walt Disney Co.	2,797,676
		33,431,521

Metals & Mining—0.36%
27,600	Phelps Dodge Corp.	3,324,972

Multi-Line Retail—0.54%
24,900	J.C. Penney Co., Inc. (Holding Co.)	1,274,880
20,200	Target Corp.	1,124,938
55,600	Wal-Mart Stores, Inc.	2,630,436
		5,030,254

Office Electronics—0.20%
136,200	Xerox Corp. (1)*	1,848,234

Oil & Gas—1.28%
34,200	Burlington Resources, Inc.	2,469,924
26,400	Chesapeake Energy Corp.	847,440
62,700	Pioneer Natural Resources Co.	3,138,135
44,300	Pogo Producing Co.	2,237,150
42,700	Sunoco, Inc.	3,181,150
		11,873,799

Pharmaceuticals—4.63%
12,600	Barr Pharmaceuticals, Inc.*	723,870
107,000	Forest Laboratories, Inc. (1)*	4,056,370
433,345	Johnson & Johnson	27,136,064
503,665	Pfizer, Inc.	10,949,677
		42,865,981

Road & Rail—1.10%
114,789	Burlington Northern Santa Fe Corp.	7,123,805
75,200	Norfolk Southern Corp.	3,023,040
		10,146,845

Semiconductor Equipment & Products—3.08%
187,726	Analog Devices, Inc.	6,529,110
107,200	Freescale Semiconductor, Inc., Class B*	2,559,936
520,480	Intel Corp.	12,231,280
137,600	National Semiconductor Corp.	3,113,888
143,100	Texas Instruments, Inc.	4,085,505
		28,519,719

3

Number of
Shares				Value ($)

Software—4.67%
124,800		Adobe Systems, Inc.		4,024,800
305,054		Intuit, Inc. (1)*		14,011,130
751,588		Microsoft Corp.		19,315,812
468,000		Oracle Corp. *		5,934,240
				43,285,982

Specialty Retail—6.37%
85,100		American Eagle Outfitters		2,004,105
20,400		AutoZone, Inc.*		1,650,360
165,199		Bed Bath & Beyond, Inc. (1)*		6,693,864
62,400		Best Buy Co., Inc.		2,761,824
492,484		Home Depot, Inc.		20,211,543
276,221		Lowe’s Cos., Inc. (1)		16,785,950
96,300		Michaels Stores, Inc.		3,185,604
42,700		Sherwin-Williams Co.		1,816,885
170,750		Staples, Inc.		3,881,148
				58,991,283

Textiles & Apparel—0.79%
106,800		Coach, Inc.*		3,436,824
46,200		Nike, Inc., Class B		3,883,110
				7,319,934

Wireless Telecommunication Services—1.24%
436,463		Vodafone Group PLC, ADR		11,461,518

Total Common Stocks (cost—$792,605,247)				904,175,829

Principal
Amount		Maturity	Interest
(000) ($)		Dates	Rates (%)
Repurchase Agreement—2.19%
20,282	Repurchase Agreement dated 10/31/05 with State Street Bank & Trust Co., collateralized by $4,140,000 Federal Home Loan Bank obligations, 5.125% due 03/06/06 and $11,583,923 U.S. Treasury Bonds, 7.250% to 9.875% due 11/15/15 to 05/15/17; (value- $20,690,370); proceeds: $20,284,011 (cost—$20,282,000)	11/01/05	3.570	20,282,000

Number of
Shares
(000)
Investments of Cash Collateral from Securities Loaned — 5.85%
Money Market Funds†—1.02%
1	AIM Liquid Assets Portfolio	3.832	552
1	AIM Prime Portfolio	3.870	935
54	Barclays Prime Money Market Fund	3.831	53,599
1	BlackRock Provident Institutional TempFund	3.756	583
20	Dreyfus Institutional Cash Advantage Fund	3.710	19,701
9,375	UBS Private Money Market Fund LLC**	3.868	9,374,618
Total Money Market Funds (cost—$9,449,988)			9,449,988

Principal
Amount
(000) ($)
Repurchase Agreements-4.83%
14,723	Repurchase Agreement dated 10/31/05 with Deutsche Bank Securities, Inc., collateralized by $11,395,000 Federal Home Loan Bank obligations, 5.750% due 05/12/12 and $2,803,000 Federal National Mortgage Association obligations, 6.250% due 10/27/25; (value-$15,018,397); proceeds: $14,724,942	11/01/05	4.000	14,723,306
30,055	Repurchase Agreement dated 10/31/05 with Merrill Lynch & Co., collateralized by $10,000,000 Financing Corp., 8.600% due 09/26/19, $3,461,000 Fair Isacc Co. Interest Strips, zero coupon due 10/06/14 to 04/06/16 and $27,410,000 Fair Isacc Co. Principal Strips, zero coupon due 10/06/17 to 11/30/17; (value-$30,656,124); proceeds: $30,058,253	11/01/05	3.990	30,054,922
				44,778,228
Total Investments of Cash Collateral from Securities Loaned (cost—$54,228,216)				54,228,216
Total Investments (cost—$867,115,463) (2)(3)—105.69%				978,686,045
Liabilities in excess of other assets—(5.69)%				(52,716,313)
Net Assets—100.00%				925,969,732

*                                         Non-Income producing security.

(1)                                  Security, or portion thereof, was on loan at October 31, 2005.

(2)                                  Includes $69,116,552 of investments in securities on loan, at value. In addition to holding cash and cash equivalents as collateral for portfolio securities loaned of $54,228,216, the custodian also held the following U.S. Government and agency securities having an aggregate value of $16,277,637 as collateral for portfolio securities loaned.

Principal Amount (000) ($)		Maturity Dates	Interest Rates (%)	Value ($)
15,961	Federal Home Loan Mortgage Corp.	05/23/08	4.250	16,040,629
235	U.S. Treasury Inflation Index Note	07/15/14	2.000	237,008
				16,277,637

(3)                                  Cost of investments shown approximates cost for federal income tax purposes. Gross unrealized appreciation of investments and gross unrealized depreciation of investments at October 31, 2005 were $137,086,899 and $25,516,317, respectively, resulting in net unrealized appreciation of investments of $111,570,582.

†                                          Interest rates shown reflect yield at October 31, 2005.

ADR                     American Depositary Receipt.

**                                  The table below details the Portfolio’s transaction activity in an affiliated issuer for the three months ended October 31, 2005.

Security Description	Value at 07/31/05 ($)	Purchases During the Three Months Ended 10/31/05 ($)	Sales During the Three Months Ended 10/31/05 ($)	Value at 10/31/05 ($)	Income Earned from Affiliate for the Three Months Ended 10/31/05 ($)
UBS Private Money Market Fund LLC	46,286,284	169,570,688	206,482,354	9,374,618	4,789

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s annual report to shareholders dated July 31, 2005.

UBS PACE Select Advisors Trust

UBS PACE Small/Medium Co Value Equity Investments

SCHEDULE OF INVESTMENTS — October 31, 2005 (unaudited)

Number of
Shares		Value ($)

Common Stocks—97.59%
Aerospace & Defense—0.64%
38,200	Armor Holdings, Inc.*	1,707,922
60,110	Herley Industries, Inc.*	1,016,460
		2,724,382

Air Freight & Couriers—0.46%
34,400	CNF, Inc.	1,935,688

Airlines—1.30%
115,000	AMR Corp. (1)*	1,553,650
47,200	ExpressJet Holdings, Inc.*	424,328
217,300	Mesa Air Group, Inc. (1)*	2,451,144
35,800	SkyWest, Inc.	1,049,298
		5,478,420

Auto Components—1.08%
78,800	Aftermarket Technology Corp.*	1,452,284
53,300	BorgWarner, Inc.	3,090,867
		4,543,151

Automobiles—0.42%
29,800	Thor Industries, Inc.	972,374
27,800	Winnebago Industries, Inc. (1)	815,096
		1,787,470

Banks—7.37%
116,400	Banc Corp.*	1,300,188
46,160	Boston Private Financial Holdings, Inc.	1,336,332
40,900	Cathay General Bancorp	1,594,691
53,500	East West Bancorp, Inc.	2,048,515
58,500	First Republic Bank	2,217,735
22,100	IBERIABANK Corp.	1,181,245
169,600	Investors Financial Services Corp. (1)	6,475,328
184,775	Popular, Inc.	3,743,542
56,200	Prosperity Bancshares, Inc.	1,713,538
123,600	Sky Financial Group, Inc. (1)	3,470,688
146,342	TD Banknorth, Inc. (1)	4,213,186
106,400	UCBH Holdings, Inc.	1,851,360
		31,146,348

Chemicals—1.19%
89,100	Agrium, Inc.	1,889,811
54,900	Arch Chemicals, Inc.	1,442,223
90,600	RPM International, Inc.	1,686,972
		5,019,006

Commercial Services & Supplies—12.01%
222,100	ARAMARK Corp., Class B (1)	5,645,782
171,400	Career Education Corp. (1)*	6,100,126
91,600	Central Parking Corp.	1,372,168
95,800	DeVry, Inc.*	2,165,080
35,200	Dun & Bradstreet Corp.*	2,228,864
134,000	Equifax, Inc.	4,618,980
168,000	Herman Miller, Inc.	4,604,880
223,200	Hewitt Associates, Inc., Class A (1)*	5,957,208
180,400	Pitney Bowes, Inc.	7,591,232
201,500	ServiceMaster Co.	2,534,870
231,100	Steelcase, Inc., Class A	3,309,352
147,700	Valassis Communications, Inc. (1)*	4,615,625
		50,744,167
Communications Equipment—0.88%
350,800	Andrew Corp. (1)*	3,725,496

Construction Products—0.43%
54,000	Hughes Supply, Inc.	1,806,300

Containers & Packaging—0.41%
33,500	AptarGroup, Inc.	1,714,865

Number of
Shares		Value ($)

Diversified Consumer Services—0.31%
106,000	Corinthian Colleges, Inc.*	1,318,640

Diversified Financials—3.87%
50,400	Ace Cash Express, Inc.*	1,033,704
20,000	Affiliated Managers Group, Inc.*	1,535,000
45,100	American Capital Strategies, Ltd.	1,693,956
40,200	Asset Acceptance Capital Corp.*	1,064,898
38,700	ASTA Funding, Inc. (1)	1,049,931
56,500	Cash America International, Inc.	1,235,090
77,200	First Cash Financial Services, Inc.*	2,024,956
310,300	Janus Capital Group, Inc.	5,445,765
67,100	Waddell & Reed Financial, Inc., Class A	1,286,978
		16,370,278

Diversified Telecommunication Services—0.31%
136,685	General Communication, Inc., Class A*	1,313,543

Electrical Equipment—2.84%
29,400	AMETEK, Inc.	1,197,462
144,800	Brady Corp., Class A	4,165,896
114,300	Energizer Holdings, Inc. (1)*	5,771,007
17,100	Genlyte Group, Inc.*	871,587
		12,005,952

Electronic Equipment & Instruments—3.86%
96,500	Anixter International, Inc. (1)	3,578,220
40,200	Arrow Electronics, Inc.*	1,186,302
54,700	Avnet, Inc.*	1,260,835
106,400	Benchmark Electronics, Inc.*	2,988,776
38,700	Coherent, Inc.*	1,145,907
21,500	Global Imaging Systems, Inc.*	765,615
95,000	Ingram Micro, Inc., Class A*	1,719,500
63,162	Lipman*	1,403,460
106,900	Methode Electronics, Inc.	1,096,794
31,100	Roper Industries, Inc.	1,172,470
		16,317,879

Energy Equipment & Services—2.06%
56,000	Maverick Tube Corp.*	1,733,760
42,700	Oceaneering International, Inc.*	2,054,724
43,000	Oil States International, Inc. (1)*	1,423,300
39,800	Unit Corp.*	2,085,520
44,100	Veritas DGC, Inc.*	1,420,461
		8,717,765

Food & Drug Retailing—0.32%
48,400	Performance Food Group Co.*	1,335,356

Food Products—3.02%
867,000	Brooklyn Cheesecake & Desserts Co., Inc (2)*	26,010
50,400	Delta & Pine Land Co.	1,257,480
52,215	Fresh Del Monte Produce, Inc. (1)	1,361,245
26,400	J & J Snack Foods Corp.	1,489,224
100,100	J.M. Smucker Co. (1)	4,575,571
134,400	McCormick & Co., Inc.	4,070,976
		12,780,506

Gas Utilities—0.48%
46,700	New Jersey Resources Corp.	2,015,572

Health Care Equipment & Supplies—4.37%
45,700	Advanced Medical Optics, Inc. (1)*	1,630,576
20,100	Cooper Cos., Inc.	1,383,684
89,060	Fisher Scientific International, Inc. (1)*	5,031,890
89,300	Invacare Corp.	3,017,447
146,699	Sybron Dental Specialties, Inc.*	6,293,387
44,000	Zoll Medical Corp.*	1,092,080
		18,449,064

Health Care Providers & Services—4.42%
59,900	AMN Healthcare Services, Inc.*	988,350
42,750	Coventry Health Care, Inc.*	2,308,072
171,800	IMS Health, Inc.	3,990,914
53,200	Kindred Healthcare, Inc.*	1,489,600
107,500	Omnicare, Inc. (1)	5,815,750
99,800	Option Care, Inc.	1,244,506
10,600	PacifiCare Health Systems, Inc.*	873,016
46,700	RehabCare Group, Inc.*	994,243
23,800	Triad Hospitals, Inc.*	978,894
		18,683,345

Hotels, Restaurants & Leisure—0.49%
41,000	CEC Entertainment, Inc. (1)*	1,386,210
49,500	O’Charley’s, Inc.*	678,645
		2,064,855

1

Number of
Shares		Value ($)

Household Durables—7.60%
164,100	American Greetings Corp., Class A	4,143,525
30,800	Beazer Homes USA, Inc. (1)	1,784,860
86,300	Black & Decker Corp.	7,087,819
41,500	Hovnanian Enterprises, Inc., Class A*	1,867,085
45,500	M.D.C. Holdings, Inc.	3,121,300
16,800	Meritage Homes Corp.*	1,046,136
85,600	Mohawk Industries, Inc.*	6,681,080
96,700	Standard Pacific Corp.	3,730,686
66,400	Technical Olympic USA, Inc.	1,403,696
49,500	WCI Communities, Inc. (1)*	1,238,490
		32,104,677

Industrial Conglomerates—0.24%
80,400	Tredegar Corp.	1,012,236

Insurance—13.08%
116,700	Ambac Financial Group, Inc. (1)	8,272,863
49,600	American Financial Group, Inc.	1,695,328
36,900	AmerUs Group Co.	2,181,528
31,700	Arch Capital Group, Ltd.*	1,569,150
76,200	Bristol West Holdings, Inc.	1,469,136
321,100	HCC Insurance Holdings, Inc. (1)	9,633,000
48,800	Infinity Property & Casualty Corp.	1,816,336
24,100	Markel Corp. (1)*	7,663,800
66,000	Max Re Capital, Ltd.	1,578,060
136,800	MBIA, Inc. (1)	7,967,232
43,900	Navigators Group, Inc.*	1,703,320
20,000	PartnerRe, Ltd.	1,274,400
38,900	Platinum Underwriters Holdings, Ltd.	1,108,261
37,400	Selective Insurance Group, Inc.	2,053,634
37,000	StanCorp Financial Group, Inc.	3,407,700
37,300	Stewart Information Services Corp.	1,899,689
		55,293,437

IT Consulting & Services—1.14%
398,300	BearingPoint, Inc.*	2,796,066
166,686	Gartner, Inc. (1)*	2,006,899
		4,802,965

Leisure Equipment & Products—2.45%
199,800	Hasbro, Inc. (1)	3,764,232
351,650	Mattel, Inc. (1)	5,186,838
39,700	RC2 Corp.*	1,388,706
		10,339,776

Machinery—3.47%
67,700	AGCO Corp.*	1,082,523
26,400	Harsco Corp.	1,696,200
161,000	IDEX Corp. (1)	6,443,220
36,200	Terex Corp. (1)*	1,989,914
41,300	Timken Co. (1)	1,171,268
54,600	Wabash National Corp.	1,005,186
45,300	Watts Water Technologies, Inc., Class A	1,257,528
		14,645,839
Marine—0.63%
77,000	Tsakos Energy Navigation, Ltd.	2,643,410

Media—5.49%
39,900	Carmike Cinemas, Inc.	880,992
38,200	Central European Media Enterprises, Ltd., Class A*	1,775,918
95,950	Harte-Hanks, Inc.	2,456,320
473,300	Interpublic Group of Cos., Inc. (1)*	4,889,189
119,350	Lee Enterprises, Inc.	4,679,713
70,300	McClatchy Co., Class A	4,406,404
287,800	Radio One, Inc., Class D (1)*	3,396,040
57,400	Saga Communications, Inc., Class A*	722,666
		23,207,242

Metals & Mining—0.59%
45,700	Gibraltar Industries, Inc.	925,425
27,400	Quanex Corp.	1,586,734
		2,512,159

Multi-Line Retail—0.27%
76,700	Fred’s, Inc. (1)	1,142,830

Oil & Gas—1.99%
62,700	Edge Petroleum Corp.*	1,519,221
61,800	Energy Partners, Ltd.*	1,567,866
19,500	Houston Exploration Co.*	1,005,225
98,900	OMI Corp. (1)	1,788,112
39,900	Quicksilver Resources, Inc. (1)*	1,545,327
28,700	Remington Oil & Gas Corp. (1)*	1,004,500
		8,430,251

Number of
Shares		Value ($)

Paper & Forest Products—0.25%
37,000	Neenah Paper, Inc.	1,074,850

Personal Products—0.30%
37,500	Steiner Leisure, Ltd.*	1,278,375

Pharmaceuticals—0.23%
37,300	Par Pharmaceutical Cos., Inc. (1)*	965,324

Real Estate—1.87%
39,300	Bluegreen Corp.*	596,181
21,900	CenterPoint Properties Trust (1)	997,764
120,500	Equity Inns, Inc.	1,571,320
75,500	Intrawest Corp.	1,836,915
49,500	LaSalle Hotel Properties	1,751,805
18,200	Pan Pacific Retail Properties, Inc.	1,155,700
		7,909,685

Road & Rail—2.09%
37,300	Arkansas Best Corp.	1,445,748
52,800	Greenbrier Cos., Inc.	1,454,640
52,000	Landstar System, Inc.	2,003,040
48,200	SCS Transportation, Inc.*	963,036
57,300	USA Truck, Inc.*	1,329,933
35,900	Yellow Roadway Corp.*	1,631,655
		8,828,052

Software—1.27%
69,000	Business Objects S.A., ADR (1)*	2,364,630
32,000	Hyperion Solutions Corp.*	1,547,520
66,200	Manhattan Associates, Inc.*	1,470,302
		5,382,452

Specialty Retail—1.47%
64,470	Claire’s Stores, Inc.	1,679,444
77,600	Men’s Wearhouse, Inc.*	1,916,720
39,900	Regis Corp.	1,530,564
173,700	Rent-Way, Inc.*	1,071,729
		6,198,457

Textiles & Apparel—0.47%
11,600	Reebok International, Ltd.	661,780
37,900	UniFirst Corp.	1,328,774
		1,990,554

Trading Companies & Distributors—0.15%
77,000	Huttig Building Products, Inc.*	654,500

Total Common Stocks (cost—$382,329,705)		412,415,119

Exchange Traded Fund—0.49%
32,700	iShares Russell 2000 Value Index Fund (1) (cost—$2,132,789)	2,084,625

Number of
Warrants
Warrants—0.00%
Consumer Products—0.00%
122	American Banknote Corp., strike price $10.00, expires 10/01/07 (2)††	0
122	American Banknote Corp., strike price $12.50, expires 10/01/07 (2)††	0
		0

Diversified Financials—0.00%
4,914	Imperial Credit Industries, Inc., strike price $2.15, expires 01/31/08 (2)††	0

Total Warrants (cost—$0)		0

2

Principal
Amount		Maturity	Interest
(000) ($)		Dates	Rates (%)	Value ($)
Repurchase Agreement—1.86%
7,876	Repurchase Agreement dated 10/31/05 with State Street Bank & Trust Co., collateralized by $5,638,750 U.S. Treasury Bonds, 7.250% to 9.875% due 11/15/15 to 05/15/17; (value- $8,033,615); proceeds: $7,876,781 (cost—$7,876,000)	11/01/05	3.570	7,876,000

Number of
Shares
(000)
Investments of Cash Collateral from Securities Loaned—14.84%
Money Market Funds†—7.94%
1	AIM Liquid Assets Portfolio	3.832	782
32	AIM Prime Portfolio	3.870	31,531
749	Barclays Prime Money Market Fund	3.831	749,120
1	BlackRock Provident Institutional TempFund	3.756	712
‡ 0	Deutsche Cash Reserve Institutional Fund	3.715	135
166	Scudder Money Market Series	3.677	165,935
32,593	UBS Private Money Market LLC**	3.868	32,592,504
Total Money Market Funds (cost—$33,540,719)			33,540,719

Principal
Amount
(000) ($)
Repurchase Agreements—6.90%
8,094	Repurchase Agreement dated 10/31/05 with Deutsche Bank Securities, Inc., collateralized by $8,435,000 Federal Home Loan Bank obligations, 5.380% due 06/16/20; (value- $8,257,232); proceeds: $8,095,070	11/01/05	4.000	8,094,171
21,062	Repurchase Agreement dated 10/31/05 with Merrill Lynch & Co., collateralized by $23,925,000 Fair Isaac Co. Principal Strips, 9.650% to 10.700% due 10/06/17 to 11/02/18 and $51,125,000 Federal Home Loan Bank obligations, zero coupon due 01/13/33; (value- $21,483,475); proceeds: $21,064,499	11/01/05	3.990	21,062,165
Total Repurchase Agreements (cost—$29,156,336)				29,156,336
Total Investments of Cash Collateral from Securities Loaned (cost—$62,697,055)				62,697,055
Total Investments (cost—$455,035,549) (3)(4)—114.78%				485,072,799
Liabilities in excess of other assets—(14.78)%				(62,470,781)
Net Assets—100.00%				422,602,018

3

*                 Non-Income producing security.

†                  Interest rates shown reflect yield at October 31, 2005.

††            Security is being fair valued by a valuation committee under the direction of the board of trustees.

‡                  Amount represents less than 500 shares.

(1)          Security, or portion thereof, was on loan at October 31, 2005.

(2)          Illiquid securities representing 0.01% of net assets as of October 31, 2005.

(3)          Includes $60,864,020 of investments in securities on loan, at value.

(4)          Cost of investments shown approximates cost for federal income tax purposes.  Gross unrealized appreciation of investments and gross unrealized depreciation of investments at October 31, 2005 were $47,395,623 and $17,358,373, respectively, resulting in net unrealized appreciation of investments of $30,037,250.

**          The table below details the Portfolio’s transaction activity in an affiliated issuer for the three months ended October 31, 2005.

Security Description	Value at 07/31/05 ($)	Purchases During the Three Months Ended 10/31/05 ($)	Sales During the Three Months Ended 10/31/05 ($)	Value at 10/31/05 ($)	Income Earned from Affiliate for the Three Months Ended 10/31/05 ($)
UBS Private Money Market Fund LLC	76,244,751	136,978,296	180,630,543	32,592,504	3,748

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s annual report to shareholders dated July 31, 2005.

4

UBS PACE Select Advisors Trust

UBS PACE Small/Medium Co Growth Equity Investments

SCHEDULE OF INVESTMENTS — October 31, 2005 (unaudited)

Number of Shares		Value ($)

Common Stocks—95.19%

Aerospace & Defense—0.41%
58,212	EDO Corp.	1,682,327

Air Freight & Couriers—0.51%
24,300	UTI Worldwide, Inc.	2,078,622

Auto Components—0.75%
162,600	Gentex Corp.	3,060,132

Banks—1.20%
25,000	City National Corp.	1,834,500
49,043	East West Bancorp, Inc.	1,877,857
53,500	Sovereign Bancorp, Inc.	1,153,995
		4,866,352

Biotechnology—6.80%
125,811	Alkermes, Inc. (1)*	2,049,461
35,700	Amylin Pharmaceuticals, Inc. (1)*	1,199,520
116,600	CV Therapeutics, Inc.*	2,921,996
247,450	Encysive Pharmaceuticals, Inc.*	2,598,225
70,747	ICOS Corp. (1)*	1,908,754
26,600	Invitrogen Corp.*	1,691,494
62,482	Neogen Corp.*	1,150,294
34,100	Neurocrine Biosciences, Inc.*	1,801,162
82,551	Progenics Pharmaceuticals, Inc.*	1,943,251
151,294	Protein Design Labs, Inc. (1)*	4,239,258
51,900	Rigel Pharmaceuticals, Inc.*	1,165,155
71,492	Techne Corp.*	3,876,296
72,800	Telik, Inc.*	1,087,632
		27,632,498

Chemicals—1.25%
116,400	Spartech Corp.	2,208,108
108,268	Symyx Technologies, Inc.*	2,895,086
		5,103,194

Commercial Services & Supplies—6.79%
115,100	BISYS Group, Inc.*	1,459,468
34,200	Bright Horizons Family Solutions, Inc.*	1,366,974
63,500	Corporate Executive Board Co.	5,247,640
155,841	First Consulting Group, Inc.*	903,878
71,100	G & K Services, Inc., Class A	2,693,979
43,200	Mobile Mini, Inc. (1)*	2,016,576
55,984	Monster Worldwide, Inc.*	1,836,835
74,900	Resources Connection, Inc.*	2,138,395
87,300	Rollins, Inc.	1,660,446
86,000	Stericycle, Inc.*	4,950,160
53,670	Universal Technical Institute, Inc.*	1,681,481
50,013	Waste Connections, Inc.*	1,668,934
		27,624,766

Communications Equipment—3.05%
38,900	Avocent Corp.*	1,192,674
308,200	C-COR.net Corp.*	1,642,706
142,907	Digi International, Inc.*	1,516,243
142,610	Echelon Corp.*	1,105,228
71,700	F5 Networks, Inc.*	3,730,551
98,800	Polycom, Inc.*	1,511,640
152,069	Powerwave Technologies, Inc. (1)*	1,704,693
		12,403,735

Computers & Peripherals—0.61%
172,207	ATI Technologies, Inc.*	2,488,391

Construction & Engineering—1.21%
138,542	Chicago Bridge & Iron Co. N.V. (1)	3,089,487
28,659	Jacobs Engineering Group, Inc. (1)*	1,827,011
		4,916,498

Diversified Financials—3.50%
24,900	Affiliated Managers Group, Inc.*	1,911,075

Number of Shares		Value ($)

52,300	AmeriCredit Corp.*	1,168,905
42,410	Bankrate, Inc. (1)*	1,133,619
85,467	Cash America International, Inc.	1,868,309
99,601	Euronet Worldwide, Inc. (1)*	2,798,788
71,143	IndyMac Bancorp, Inc.	2,655,768
39,900	Nuveen Investments, Class A	1,614,753
28,000	Portfolio Recovery Associates, Inc.*	1,089,200
		14,240,417

Electrical Equipment—0.42%
53,900	Regal-Beloit Corp.	1,715,637

Electronic Equipment & Instruments—1.47%
123,548	Greatbatch, Inc.*	3,219,661
46,000	Intersil Corp., Class A	1,046,960
48,900	Tech Data Corp.*	1,693,896
		5,960,517

Energy Equipment & Services—2.03%
30,700	Cal Dive International, Inc. (1)*	1,889,278
25,200	Cooper Cameron Corp.*	1,857,996
148,100	W-H Energy Services, Inc. (1)*	4,487,430
		8,234,704

Food & Drug Retailing—1.21%
88,650	Performance Food Group Co.*	2,445,854
87,893	United Natural Foods, Inc. (1)*	2,470,672
		4,916,526

Health Care Equipment & Supplies—7.60%
88,300	American Medical Systems Holdings, Inc. (1)*	1,443,705
223,600	Animas Corp. (1)*	3,678,220
55,600	ArthroCare Corp.*	2,042,188
36,260	Aspect Medical Systems, Inc. (1)*	1,182,801
76,300	Cytyc Corp.*	1,934,205
31,600	Dade Behring Holdings, Inc.	1,137,916
27,400	Fisher Scientific International, Inc.*	1,548,100
76,141	I-Flow Corp. (1)*	919,022
71,950	Immucor, Inc.*	1,864,944
48,900	Integra LifeSciences Holdings*	1,687,050
27,000	Intuitive Surgical, Inc.*	2,395,710
18,700	Kinetic Concepts, Inc.*	671,330
64,000	Kyphon, Inc. (1)*	2,565,760
33,100	Millipore Corp.*	2,026,382
44,952	Respironics, Inc.*	1,612,428
74,474	SurModics, Inc. (1)*	2,943,213
138,744	Synovis Life Technologies, Inc.*	1,250,083
		30,903,057

Health Care Providers & Services—6.78%
77,045	Apria Healthcare Group, Inc.*	1,777,428
92,838	Community Health Systems, Inc.*	3,445,218
84,536	Covance, Inc.*	4,112,677
19,600	Express Scripts, Inc.*	1,478,036
188,617	First Horizon Pharmaceutical Corp.*	2,721,743
70,616	LifePoint Hospitals, Inc. (1)*	2,761,086
59,500	MAXIMUS, Inc.	2,156,875

1

Number of Shares		Value ($)

61,952	Pediatrix Medical Group, Inc.*	4,774,021
36,518	Sierra Health Services, Inc.*	2,738,850
49,656	Sunrise Senior Living, Inc. (1)*	1,605,875
		27,571,809

Hotels, Restaurants & Leisure—5.49%
38,600	Aztar Corp.*	1,160,702
82,119	Boyd Gaming Corp. (1)	3,387,409
68,247	Brinker International, Inc. (1)*	2,601,576
109,605	Cheesecake Factory, Inc. (1)*	3,761,644
17,700	P.F. Chang’s China Bistro, Inc. (1)*	809,598
91,779	Penn National Gaming, Inc.*	2,712,069
38,800	Royal Caribbean Cruises Ltd.	1,607,872
71,886	Scientific Games Corp., Class A*	2,153,705
85,093	Sonic Corp.*	2,462,591
35,800	Wynn Resorts Ltd. (1)*	1,671,144
		22,328,310

Household Durables—1.24%
26,800	Hovnanian Enterprises, Inc., Class A (1)*	1,205,732
21,600	M.D.C. Holdings, Inc.	1,481,760
67,682	Technical Olympic USA, Inc.	1,430,798
68,200	TurboChef Technologies, Inc. (1)*	927,520
		5,045,810

Industrial Conglomerates—1.24%
104,564	Chemed Corp.	5,027,437

Insurance—1.53%
95,693	HCC Insurance Holdings, Inc.	2,870,790
30,600	PartnerRe Ltd.	1,949,832
68,500	UnumProvident Corp.	1,389,865
		6,210,487

Internet & Catalog Retail—0.43%
64,100	Coldwater Creek, Inc.*	1,730,059

Internet Software & Services—4.73%
217,269	Akamai Technologies, Inc.*	3,767,444
61,000	Check Point Software Technologies Ltd.*	1,363,960
71,000	Digital Insight Corp.*	2,117,930
37,968	Equinix, Inc.*	1,400,640
139,323	Jupitermedia Corp.*	2,368,491
61,361	McAfee, Inc.*	1,842,671
161,722	Openwave Systems, Inc.*	2,889,972
152,286	WebEx Communications, Inc.*	3,488,872
		19,239,980

IT Consulting & Services—1.90%
187,970	Keane, Inc.*	2,124,061
125,500	Perot Systems Corp., Class A*	1,739,430
221,314	Redback Networks, Inc. (1)*	2,326,010
45,100	Satyam Computer Services Ltd., ADR	1,541,518
		7,731,019

Leisure Equipment & Products—0.26%
290,779	Orange 21, Inc.*	1,040,989

Machinery—1.03%
36,800	Joy Global, Inc.	1,688,016
57,069	Oshkosh Truck Corp.	2,485,926
		4,173,942

Media—0.44%
21,500	Getty Images, Inc.*	1,784,715

Metals & Mining—0.33%
47,500	Allegheny Technologies, Inc.	1,363,725

Multi-Line Retail—0.38%
103,100	Fred’s, Inc. (1)	1,536,190

Oil & Gas—2.06%
46,932	Denbury Resources, Inc.*	2,047,643
65,313	Encore Aquisition Co.*	2,240,889
56,457	Energy Partners Ltd.*	1,432,314
67,745	Plains Exploration & Production Co. (1)*	2,642,055
		8,362,901

Number of Shares		Value ($)

Pharmaceuticals—3.12%
26,700	American Pharmaceutical Partners, Inc. (1)*	1,149,435
183,320	Discovery Laboratories, Inc. (1)*	1,290,573
58,200	Medicis Pharmaceutical Corp., Class A (1)	1,716,900
102,300	MGI Pharma, Inc.*	1,919,148
138,100	Nastech Pharmaceutical Co., Inc. (1)*	1,842,254
70,302	SFBC International, Inc.*	2,997,677
50,920	Watson Pharmaceuticals, Inc.*	1,759,795
		12,675,782

Real Estate—0.30%
72,300	Host Marriott Corp.	1,213,917

Road & Rail—0.29%
60,000	J.B. Hunt Transport Services, Inc.	1,164,600

Semiconductor Equipment & Products—8.19%
124,900	August Technology Corp.*	1,268,984
88,600	Cree, Inc. (1)*	2,129,944
43,600	Cymer, Inc.*	1,519,460
131,417	Cypress Semiconductor Corp. (1)*	1,787,271
212,992	Entegris, Inc.*	2,078,802
64,202	FormFactor, Inc.*	1,580,653
75,979	Genesis Microchip, Inc.*	1,461,836
93,119	Lam Research Corp.*	3,141,835
296,678	Microsemi Corp.*	6,874,029
113,600	O2Micro International Ltd.*	1,488,160
94,106	Power Integrations, Inc.*	1,986,578
62,136	QLogic Corp.*	1,874,022
116,300	Semtech Corp.*	1,753,804
126,850	Teradyne, Inc.*	1,717,549
38,934	Trident Microsystems, Inc. (1)*	1,178,143
38,693	Varian Semiconductor Equipment Associates, Inc.*	1,463,369
		33,304,439

Software—9.25%
173,832	Activision, Inc.*	2,741,331
62,100	Amdocs Ltd.*	1,643,787
77,300	Cadence Design Systems, Inc.*	1,235,254
65,500	Citrix Systems, Inc.*	1,805,835
74,383	Cognos, Inc.*	2,791,594
140,000	FARO Technologies, Inc. (1)*	2,906,400
397,349	Informatica Corp.*	4,728,453
59,000	Jack Henry & Associates, Inc.	1,060,820
66,100	Macromedia, Inc.*	2,903,112
51,600	Mercury Interactive Corp.*	1,795,164
100,077	National Instruments Corp.	2,391,840
51,500	SafeNet, Inc.*	1,708,255
82,800	Salesforce.com, Inc. (1)*	2,069,172
167,500	TIBCO Software, Inc.*	1,271,325
95,008	Transaction Systems Architects, Inc.*	2,566,166
108,600	Unica Corp.*	1,147,902
74,314	Verint Systems, Inc.*	2,845,483
		37,611,893

2

Number of Shares		Value ($)

Specialty Retail—3.71%
44,500	AnnTaylor Stores Corp.*	1,080,015
81,025	Barnes & Noble, Inc.	2,929,864
96,400	bebe stores, Inc.	1,363,096
59,200	Claire’s Stores, Inc.	1,542,160
54,600	Hibbett Sporting Goods, Inc. (1)*	1,432,158
143,000	Hot Topic, Inc.*	2,129,270
71,015	Pacific Sunwear of California, Inc.*	1,776,795
62,000	Urban Outfitters, Inc.*	1,756,460
27,800	Williams-Sonoma, Inc. (1)*	1,087,258
		15,097,076

Textiles & Apparel—2.08%
129,900	Coach, Inc.*	4,180,182
49,492	Polo Ralph Lauren Corp.	2,435,006
80,800	The Warnaco Group, Inc.*	1,832,544
		8,447,732

Trading Companies & Distributors—0.43%
46,000	MSC Industrial Direct Co., Inc., Class A	1,756,280

Wireless Telecommunication Services—1.17%
95,445	Crown Castle International Corp.*	2,340,311
132,759	Syniverse Holdings, Inc.*	2,402,938
		4,743,249

Total Common Stocks (cost—$367,025,204)		386,989,714

Principal Amount (000) ($)		Maturity Dates	Interest Rates (%)
Repurchase Agreement—4.57%
18,580	Repurchase Agreement dated 10/31/05 with State Street Bank & Trust Co., collateralized by $13,302,181 U.S. Treasury Bonds, 7.250% to 9.875% due 11/15/15 to 05/15/17; (value - $18,951,824); proceeds: $18,581,843 (cost—$18,580,000)	11/01/05	3.570	18,580,000

Number of Shares (000)
Investments of Cash Collateral from Securities Loaned—11.09%

Money Market Funds†—5.91%
41	AIM Liquid Assets Portfolio	3.832	41,444
‡0	AIM Prime Protfolio	3.870	468
6,024	Barclays Prime Money Market Fund	3.831	6,023,878
‡0	BlackRock Provident Institutional TempFund	3.756	60
38	Dreyfus Institutional Cash Advantage Fund	3.710	37,865
1	Scudder Money Market Series	3.677	663
17,926	UBS Private Money Market Fund LLC**	3.868	17,925,505
Total Money Market Funds (cost—$24,029,883)			24,029,883

Principal Amount (000) ($)
Repurchase Agreements—5.18%
10,015	Repurchase Agreement dated 10/31/05 with Deutsche Bank Securities, Inc., collateralized by $9,483,000 Federal National Mortgage Association obligations, 6.125% due 03/15/12; (value-$10,215,148); proceeds: $10,015,783	11/01/05	4.000	10,014,670
11,028	Repurchase Agreement dated 10/31/05 with Merrill Lynch & Co., collateralized by $64,215,000 Federal Home Loan Bank obligations, zero coupon due 01/13/33; (value-$11,248,542); proceeds: $11,028,787	11/01/05	3.990	11,027,565
Total Repurchase Agreements (cost—$21,042,235)				21,042,235
Total Investments of Cash Collateral from Securities Loaned (cost—$45,072,118)				45,072,118

Total Investments (cost—$430,677,322) (2)(3)—110.85%				450,641,832
Liabilities in excess of other assets—(10.85)%				(44,099,996)
Net Assets—100.00%				406,541,836

3

*	Non-income producing security.
(1)	Security, or portion thereof, was on loan at October 31, 2005.
(2)	Includes $44,168,620 of investments in securities on loan, at value.
(3)

Cost of investments shown approximates cost for federal income tax purposes. Gross unrealized appreciation of investments and gross unrealized depreciation of investments at October 31, 2005 were $36,424,059 and $16,459,549, respectively, resulting in net unrealized appreciation of investments of $19,964,510.

†	Interest rates shown reflect yield at October 31, 2005.
‡	Amount represents less than 500 shares.
ADR	American Depositary Receipt.
**	The table below details the Portfolio’s transaction activity in an affiliated issuer for the three months ended October 31, 2005.

Security Description	Value at 07/31/05 ($)	Purchases During the Three Months Ended 10/31/05 ($)	Sales During the Three Months Ended 10/31/05 ($)	Value at 10/31/05 ($)	Income Earned from AffilIate for the Three Months Ended 10/31/05 ($)
UBS Private Money Market Fund LLC	139,819,700	148,255,235	270,149,430	17,925,505	69,498

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s annual report to shareholders dated July 31, 2005.

4

UBS PACE Select Advisors Trust

UBS PACE International Equity Investments

SCHEDULE OF INVESTMENTS — October 31, 2005 (unaudited)

Number of Shares		Value ($)

Common Stocks—97.79%
Australia—5.49%
Air Freight & Couriers—0.01%
8,869	Toll Holdings Ltd.	82,831

Airlines—0.03%
81,797	Qantas Airways Ltd.	209,012

Banks—1.83%
69,045	Australia & New Zealand Banking Group Ltd.	1,214,873
37,664	Commonwealth Bank of Australia	1,094,109
8,739	Macquarie Bank Ltd.	422,253
445,199	National Australia Bank Ltd. (1)	10,976,807
27,973	Suncorp-Metway Ltd.	402,744
69,136	Westpac Banking Corp. (1)	1,071,841
		15,182,627

Beverages—0.88%
30,905	Coca Cola Amatil Ltd.	175,951
1,604,781	Foster’s Group Ltd.	6,954,272
27,767	Lion Nathan Ltd.	163,687
		7,293,910

Chemicals—0.02%
13,814	Orica Ltd.	197,340

Commercial Services & Supplies—0.05%
50,608	Brambles Industries Ltd. (1)	319,509
23,345	Computershare Ltd.	114,247
		433,756

Construction & Engineering—0.02%
15,246	Leighton Holdings Ltd.	173,714

Construction Materials—0.06%
46,375	CSR Ltd.	101,175
36,163	Rinker Group Ltd.	406,909
		508,084

Containers & Packaging—0.40%
671,372	Amcor Ltd.	3,345,777

Diversified Telecommunication Services—0.65%
1,713,038	Telstra Corp. Ltd. (1)	5,388,365

Food & Drug Retailing—0.53%
531,780	Coles Myer Ltd.	3,985,115
35,247	Woolworths Ltd.	430,047
		4,415,162

Gas Utilities—0.02%
14,273	Australian Gas Light Co. Ltd.	161,454

Health Care Equipment & Supplies—0.01%
1,900	Cochlear Ltd.	53,916

Hotels, Restaurants & Leisure—0.05%
12,869	Aristocrat Leisure Ltd.	111,631
27,114	TABCORP Holdings Ltd.	324,132
		435,763

Industrial Conglomerates—0.06%
18,031	Wesfarmers Ltd.	480,946

Insurance—0.13%
66,275	AMP Ltd.	360,982
70,047	AXA Asia Pacific Holdings Ltd.	247,547
65,591	Insurance Australia Group Ltd.	253,853
15,292	QBE Insurance Group Ltd.	203,372
		1,065,754

Media—0.01%
20,400	John Fairfax Holdings Ltd.	62,796

Number of Shares		Value ($)

Metals & Mining—0.35%
47,423	Alumina Ltd.	205,152
116,118	BHP Billiton Ltd.	1,800,220
29,267	BlueScope Steel Ltd.	185,212
14,410	Iluka Resources Ltd.	83,332
8,360	Newcrest Mining Ltd.	113,680
11,340	Rio Tinto Ltd. (1)	477,097
		2,864,693

Oil & Gas—0.09%
35,224	Origin Energy Ltd.	176,854
31,176	Santos Ltd.	256,225
11,695	Woodside Petroleum Ltd.	276,118
		709,197

Pharmaceuticals—0.06%
10,172	CSL Ltd.	285,001
44,122	Mayne Group Ltd.	172,081
		457,082

Real Estate—0.19%
108,869	General Property Trust	312,351
18,721	Lend Lease Corp. Ltd.	190,508
38,206	Mirvac Group	109,044
73,809	Stockland	336,945
52,212	Westfield Group	647,960
		1,596,808

Transportation Infrastructure—0.04%
23,252	Patrick Corp. Ltd. (1)	118,656
45,052	Transurban Group	215,428
		334,084
Total Australia Common Stocks		45,453,071

Austria—0.80%
Diversified Telecommunication Services—0.03%
9,633	Telekom Austria AG	199,491

Machinery—0.13%
12,169	Andritz AG	1,104,816

Oil & Gas—0.64%
98,218	OMV AG	5,293,826
Total Austria Common Stocks		6,598,133

Belgium—1.81%
Banks—0.52%
52,496	KBC Bancassurance Holding	4,275,640

Beverages—0.01%
1,581	InBev NV	63,153

Chemicals—0.06%
4,392	Solvay SA	510,796

Diversified Financials—0.86%
250,896	Fortis	7,137,127

Electric Utilities—0.36%
6,084	Electrabel SA	3,008,119
Total Belgium Common Stocks		14,994,835

Number of Shares		Value ($)

Bermuda—0.04%
Marine—0.04%
7,592	Frontline Ltd.	303,075

Brazil—0.53%
Oil & Gas—0.53%
75,760	Petroleo Brasileiro SA, ADR (1)	4,346,351

Denmark—0.13%
Banks—0.07%
19,600	Danske Bank AS	614,215
Pharmaceuticals—0.06%
8,858	Novo-Nordisk AS	453,524
Total Denmark Common Stocks		1,067,739

Finland—1.03%
Communications Equipment—0.31%
155,992	Nokia Oyj (1)	2,593,330

IT Consulting & Services—0.12%
30,026	Tietoenator Oyj	953,036

Machinery—0.15%
45,530	Metso Oyj (1)	1,183,378
2,206	Wartsila Corp., B Shares	61,168
		1,244,546

Paper & Forest Products—0.45%
13,804	Stora Enso Oyj	176,415
184,000	UPM-Kymmene Oyj (1)	3,554,825
		3,731,240
Total Finland Common Stocks		8,522,152

France—7.60%
Aerospace & Defense—0.03%
5,830	Thales SA	250,965

Auto Components—0.04%
6,218	Compagnie Generale des Etablissements Michelin	335,440

Automobiles—0.34%
21,810	Peugeot SA (1)*	1,324,432
17,717	Renault SA (1)*	1,533,184
		2,857,616

Banks—1.55%
43,564	BNP Paribas SA (1)	3,300,307
44,376	Credit Agricole SA (1)	1,299,550
72,406	Societe Generale (1)	8,260,486
		12,860,343

Building Products—0.65%
98,487	Cie de Saint-Gobain (1)	5,390,899

Communications Equipment—0.03%
19,105	Alcatel SA*	224,482

Construction Materials—0.07%
6,798	Lafarge SA (1)*	558,562

Diversified Telecommunication Services—0.23%
72,160	France Telecom (1)*	1,873,794

Electrical Equipment—0.05%
5,053	Schneider Electric SA	414,880

Food Products—0.04%
2,882	Groupe Danone	293,758

Household Durables—0.02%
8,526	Thomson	160,635

Insurance—0.20%
56,024	Axa (1)	1,621,202

IT Consulting & Services—0.10%
22,528	Cap Gemini SA*	827,026

Machinery—0.65%

Number of Shares		Value ($)

12,072	Vallourec SA (1)	5,422,213

Media—0.65%
8,614	Lagardere S.C.A.	591,704
9,410	Societe Television Francaise 1*	241,195
143,230	Vivendi Universal SA (1)	4,508,431
		5,341,330

Metals & Mining—0.12%
43,174	Arcelor	1,024,408

Multi-Utilities—0.09%
28,181	Suez SA (1)	762,836

Oil & Gas—1.45%
47,710	Total SA (1)	11,966,087

Personal Products—0.21%
23,850	L’Oreal SA (1)	1,752,544

Pharmaceuticals—0.43%
44,158	Sanofi-Synthelabo SA (1)	3,533,067

Textiles & Apparel—0.65%
66,969	LVMH Moet Hennessy Louis Vuitton SA (1)	5,418,327
Total France Common Stocks		62,890,414

Germany—5.92%
Auto Components—0.01%
650	Continental AG	49,671

Automobiles—0.18%
10,486	Bayerische Motoren Werke (BMW) AG*	454,658
9,543	DaimlerChrysler AG*	477,665
10,750	Volkswagen AG (1)	585,205
		1,517,528

Banks—0.85%
139,482	Bayerische Hypo-und Vereinsbank AG (1)*	3,884,250
22,641	Commerzbank AG	592,263
27,223	Deutsche Bank AG (1)	2,547,533
		7,024,046

Chemicals—1.01%
22,025	BASF AG (1)	1,586,783
194,157	Bayer AG (1)	6,737,017
		8,323,800

Diversified Financials—0.09%
8,179	Deutsche Boerse AG*	769,017

Diversified Telecommunication Services—0.23%
109,363	Deutsche Telekom AG (1)*	1,932,095

Electric Utilities—0.35%
31,713	E.ON AG (1)*	2,871,608

Number of
Shares		Value ($)

Electrical Equipment—0.13%
14,132	Siemens AG	1,050,465

Health Care Providers & Services—0.03%
3,205	Celesio AG	276,815

Hotels, Restaurants & Leisure—0.13%
54,576	TUI AG (1)*	1,059,621

Insurance—0.97%
15,934	Allianz AG	2,248,779
48,933	Muenchener Rueckversicherungs-Gesellschaft AG (MunichRe)	5,743,729
		7,992,508

Media—0.08%
23,060	Premiere AG*	663,159

Metals & Mining—0.06%
26,006	ThyssenKrupp AG	527,659

Multi-Utilities—1.55%
201,038	RWE AG (1)	12,829,461

Pharmaceuticals—0.12%
16,107	Schering AG	992,967

Software—0.13%
6,511	SAP AG (1)*	1,112,853
Total Germany Common Stocks		48,993,273

Greece—1.14%
Banks—0.58%
10,250	Alpha Bank A.E.	293,664
115,485	National Bank of Greece SA	4,501,002
		4,794,666

Building Products-Cement—0.40%
96,320	Titan Cement Co.	3,287,967

Diversified Telecommunication Services—0.00%
1,000	Hellenic Telecommunications Organization SA*	20,625

Electric Utilities—0.09%
37,918	Public Power Corp.	803,868

Gaming—0.07%
19,670	OPAP SA	566,847
Total Greece Common Stocks		9,473,973

Hong Kong—2.34%
Airlines—0.02%
103,000	Cathay Pacific Airways Ltd.	162,093

Banks—0.09%
27,400	Bank of East Asia Ltd.	79,878
52,000	BOC Hong Kong Holdings Ltd. (1)	96,925
22,800	Dah Sing Financial Group	138,523
15,500	Hang Seng Bank Ltd.	200,939
17,000	Wing Hang Bank Ltd.	115,565
13,700	Wing Lung Bank Ltd.	98,080
		729,910

Diversified Financials—0.06%
45,000	Hong Kong Exchanges & Clearing Ltd.	150,632
39,000	Swire Pacific Ltd.	349,384
		500,016

Diversified Telecommunication Services—0.01%
150,000	PCCW Ltd.	92,391

Electric Utilities—0.53%
84,000	CLP Holdings Ltd.	481,093
820,500	Hong Kong Electric Holdings	3,873,703
		4,354,796

Electrical Equipment—0.00%
11,000	Johnson Electric Holdings Ltd.	9,933

Number of
Shares		Value ($)

Gas Utilities—0.01%
52,134	Hong Kong & China Gas	107,263

Hotels, Restaurants & Leisure—0.01%
52,000	Shangri-La Asia Ltd.	72,778

Industrial Conglomerates—0.55%
476,836	Hutchison Whampoa Ltd.	4,514,729

Media—0.01%
21,000	Television Broadcasts Ltd.	116,481

Real Estate—0.55%
46,500	Cheung Kong Holdings Ltd.	484,053
34,000	Hang Lung Properties Ltd.	48,901
57,000	Henderson Land Development	254,033
22,000	Hysan Development Co. Ltd.	47,676
52,000	Sun Hung Kai Properties Ltd.	492,341
946,000	Wharf Holdings Ltd.	3,221,526
		4,548,530

Road & Rail—0.01%
32,367	MTR Corp.	61,166

Specialty Retail—0.48%
556,000	Esprit Holdings Ltd.	3,941,024
19,500	Yue Yuen Industrial Holdings	49,050
		3,990,074

Wireless Telecommunication Services—0.01%
123,500	SmarTone Telecommunications Holdings Ltd.	125,852
Total Hong Kong Common Stocks		19,386,012

Ireland—0.78%
Banks—0.68%
68,214	Allied Irish Banks PLC	1,439,612
299,144	Anglo Irish Bank Corp. PLC	4,077,450
10,400	Bank of Ireland	158,323
		5,675,385

Construction Materials—0.09%
30,168	CRH PLC	753,388

Industrial Conglomerates—0.01%
2,945	DCC PLC	55,203
Total Ireland Common Stocks		6,483,976

Italy—3.16%
Automobiles—0.00%
2,100	Fiat SpA*	17,079

Banks—1.85%
1,934,262	Banca Intesa SpA*	9,023,787
13,043	Banche Popolari Unite Scrl	275,889
11,300	Banco Popolare di Verona e Novara	208,432
85,318	Capitalia SpA*	444,780
952,991	UniCredito Italiano SpA*	5,316,279
		15,269,167

Number of
Shares		Value ($)

Construction Materials—0.12%
68,335	Buzzi Unicem SpA (1)	958,443

Diversified Financials—0.06%
85,134	Mediolanum SpA*	538,397

Diversified Telecommunication Services—0.56%
238,560	Telecom Italia SpA	689,336
1,632,008	Telecom Italia SpA	3,942,704
		4,632,040

Electric Utilities—0.02%
22,009	Enel SpA*	177,411

Oil & Gas—0.41%
127,081	ENI SpA (1)	3,403,443

Transportation Infrastructure—0.14%
51,909	Autostrade SpA	1,186,280
Total Italy Common Stocks		26,182,260

Japan—21.96%
Auto Components—0.56%
8,000	Bridgestone Corp.	162,192
157,700	Denso Corp.	4,457,137
		4,619,329

Automobiles—2.38%
90,600	Honda Motor Co. Ltd.	4,934,531
65,000	Mitsubishi Motors Corp. (1)*	158,584
98,700	Nissan Motor Co. Ltd.	1,024,265
298,500	Toyota Motor Corp.	13,616,554
		19,733,934

Banks—1.12%
7,000	77 Bank Ltd.	55,625
20,000	Bank of Fukuoka Ltd. (1)	154,632
40,000	Bank of Kyoto Ltd.	440,187
247,000	Bank of Yokohama Ltd.	2,003,075
39,000	Chiba Bank Ltd.	345,423
22,000	Chugoku Bank Ltd.	339,814
14,000	Gunma Bank Ltd.	99,223
40,000	Joyo Bank Ltd.	265,968
255	Mitsubishi Tokyo Financial Group, Inc.	3,176,410
219	Sumitomo Mitsui Financial Group, Inc.	2,013,058
31,000	Sumitomo Trust & Banking Co. Ltd.	262,583
8,000	Suruga Bank Ltd.	97,453
		9,253,451

Beverages—0.08%
20,500	Asahi Breweries Ltd.	254,830
4,200	ITO EN Ltd. (1)	201,332
21,000	Kirin Brewery Co. Ltd.	231,820
		687,982

Building Products—0.07%
20,000	Asahi Glass Co. Ltd.	215,455
13,000	JS Group Corp.	220,343
12,000	Nippon Sheet Glass Co. Ltd.	50,822
11,000	TOTO Ltd. (1)	84,008
		570,628

Chemicals—0.86%
114,000	Asahi Kasei Corp.	607,191
18,000	Daicel Chemical Industries Ltd.	116,129
113,000	Dainippon Ink and Chemicals, Inc.	334,908
176,400	JSR Corp.	4,144,616
113,000	Mitsui Chemicals, Inc.	674,670
1,200	Shin-Etsu Chemical Co. Ltd.	57,111
29,000	Sumitomo Chemical Co. Ltd.	170,654
192,000	Ube Industries Ltd.	489,876
41,900	Zeon Corp. (1)	493,132
		7,088,287

Commercial Services & Supplies—0.08%
7,400	Benesse Corp.	261,277
12,700	Nichii Gakkan Co. (1)	302,758
1,300	Secom Co. Ltd.	64,439

Number of
Shares		Value ($)

2,500	Toppan Forms Co., Ltd.	30,712
		659,186

Communications Equipment—0.01%
5,800	NEC Fielding Ltd.	100,898

Computers & Peripherals—0.55%
4,100	Elpida Memory, Inc.*	103,200
471,000	Fujitsu Ltd.	3,091,311
128,000	NEC Electronics Corp.	630,076
152,000	Toshiba Corp.	699,901
		4,524,488

Construction & Engineering—0.14%
10,000	COMSYS Holdings Corp.	112,109
17,000	JGC Corp.	276,165
20,700	Kurita Water Industries Ltd.	345,341
34,000	Nishimatsu Construction Co. Ltd. (1)	156,557
26,000	Obayashi Corp.	189,631
10,000	Taisei Corp.	44,070
		1,123,873

Construction Materials—0.03%
79,000	Taiheiyo Cement Corp.	283,682

Diversified Financials—2.84%
910	ACOM Co. Ltd.	58,866
34,100	Aeon Credit Service Co. Ltd.	2,662,850
8,500	Aiful Corp.	633,091
120,000	Daiwa Securities Group, Inc.	978,308
2,100	Hitachi Capital Corp.	44,470
94,000	Hokuhoku Financial Group, Inc.	386,805
5,000	Mitsui Trust Holdings, Inc.	59,877
1,216	Mizuho Financial Group, Inc.	8,064,533
331,900	Nomura Holdings Co. Ltd.	5,035,311
29,700	Orix Corp.	5,528,964
300	Promise Co. Ltd.	18,814
		23,471,889

Diversified Telecommunication Services—0.17%
293	Nippon Telegraph & Telephone Corp. (NTT)	1,374,322

Electric Utilities—0.34%
29,500	Chubu Electric Power Co., Inc.	729,865
2,400	Kansai Electric Power Co., Inc.	52,678
18,900	Kyushu Electric Power Co., Inc.	404,287
7,600	Tohoku Electric Power Co., Inc.	154,736
59,900	Tokyo Electric Power Co., Inc.	1,484,571
		2,826,137

Electrical Equipment—0.71%
13,200	Fanuc Ltd.	1,031,915
24,200	Fujikura Ltd.	155,505
147,000	Mitsubishi Electric Corp.	875,143

Number of Shares		Value ($)

9,000	Nitto Denko Corp.	541,987
247,700	Sumitomo Electric Industries Ltd.	3,238,687
		5,843,237

Electronic Equipment & Instruments—0.74%
37,000	Alps Electric Co. Ltd.	584,219
2,200	Casio Computer Co. Ltd.	33,074
32,600	Citizen Watch Co. Ltd.	246,450
1,000	Hirose Electric Co. Ltd.	113,655
4,800	Hitachi Chemical Co. Ltd.	103,088
416,000	Hitachi Ltd.	2,540,922
1,400	Hoya Corp.	48,829
9,900	Hoya Corp, W/I*	342,743
800	Keyence Corp.	183,085
11,100	Kyocera Corp.	714,222
2,600	Mabuchi Motor Co. Ltd.	126,421
900	Nidec Corp.	52,498
900	Nidec Corp, W/I*	49,869
4,000	Nippon Electric Glass Co., Ltd.	76,113
12,000	Oki Electric Industry Co., Ltd.	37,112
1,800	Omron Corp.	42,292
6,100	Rohm Co. Ltd.	491,542
4,700	TDK Corp.	315,339
		6,101,473

Food & Drug Retailing—0.08%
1,900	FamilyMart Co. Ltd.	56,312
13,760	Seven & I Holdings Co. Ltd.*	449,190
5,500	York-Benimaru Co. Ltd.	158,756
		664,258

Food Products—0.11%
25,000	Ajinomoto Co., Inc.	242,687
7,500	Katokichi Co., Ltd.	48,838
24,400	Yakult Honsha Co. Ltd.	594,253
3,000	Yamazaki Baking Co. Ltd.	24,948
		910,726

Gas Utilities—0.07%
138,000	Tokyo Gas Co. Ltd.	540,595

Health Care Equipment & Supplies—0.06%
17,100	Terumo Corp.	515,622

Health Care Providers & Services—0.06%
7,300	MEDICEO Holdings Co., Ltd.	112,756
12,100	Suzuken Co. Ltd.	369,014
		481,770

Household Durables—0.85%
16,000	Daiwa House Industry Co. Ltd.	213,599
243,000	Matsushita Electric Industrial Co. Ltd.	4,415,145
10,000	Matsushita Electric Works, Ltd.	93,209
3,400	Nintendo Co. Ltd.	378,541
141,000	Sanyo Electric Co. Ltd. (1)*	293,132
36,000	Sekisui House Ltd.	446,888
25,000	Sharp Corp.	341,480
19,800	Sony Corp.	639,560
27,000	Sumitomo Forestry Co. Ltd.	248,417
		7,069,971

Household Products—0.00%
600	Uni-Charm Corp.	27,061

Insurance—1.23%
241	Millea Holdings, Inc.	4,327,048
394,000	Mitsui Sumitomo Insurance Co. Ltd.	5,009,407
53,000	NIPPONKOA Insurance Co. Ltd.	443,924
26,000	Sompo Japan Insurance, Inc.	388,643
		10,169,022

Internet & Catalog Retail—0.01%
93	Rakuten, Inc. (1)	60,240

Internet Software & Services—0.01%
1,700	Softbank Corp.	95,657

IT Consulting & Services—0.07%
10,100	CSK Corp.	389,580

Number of Shares		Value ($)

3,900	Itochu Techno-Science Corp.	148,086
8	NET One Systems Co. Ltd.	15,257
		552,923

Leisure Equipment & Products—0.09%
700	Fuji Photo Film Co. Ltd.	22,069
73,500	Konica Minolta Holdings, Inc.	606,791
8,600	NAMCO BANDAI Holdings, Inc.	129,364
300	Sega Sammy Holdings, Inc.	10,721
300	Sega Sammy Holdings, Inc, W/I*	10,799
		779,744

Machinery—0.67%
16,300	Daikin Industries Ltd.	422,886
5,000	Komatsu Ltd.	66,062
115,000	Kubota Corp.	830,849
58,000	Minebea Co. Ltd.	225,712
32,000	Mitsubishi Heavy Industries Ltd.	120,407
1,800	SMC Corp.	238,289
163,400	THK Co. Ltd.	3,663,709
		5,567,914

Marine—0.21%
27,000	Mitsubishi Logistics Corp.	369,726
93,000	Mitsui OSK Lines Ltd.	651,931
125,000	Nippon Yusen Kabushiki Kaisha	751,686
		1,773,343

Media—0.01%
700	Nippon Television Network Corp.	113,174

Metals & Mining—0.36%
6,000	Dowa Mining Co. Ltd.	48,091
19,000	Hitachi Metals Ltd.	194,072
24,200	JFE Holdings, Inc.	746,342
126,000	Kobe Steel Ltd.	369,108
50,000	Mitsui Mining & Smelting Co. Ltd.	283,493
282,000	Nippon Steel Corp.	1,000,524
52,000	Nisshin Steel Co. Ltd.	163,945
42,000	Sumitomo Metal Industries Ltd.	144,324
		2,949,899

Multi-Line Retail—0.65%
173,800	Aeon Co. Ltd. (1)	3,583,351
22,000	Daimaru, Inc.	266,862
58,000	Hankyu Department Stores (1)	460,891
11,700	Isetan Co. Ltd.	209,063
22,500	Marui Co. Ltd.	370,538
1,800	Ryohin Keikaku Co. Ltd.	119,067
25,000	Takashimaya Co. Ltd.	333,749
4,000	UNY Co. Ltd.	49,551
		5,393,072

Office Electronics—1.04%
160,300	Canon, Inc.	8,358,928
17,000	Ricoh Co. Ltd.	268,571
		8,627,499

Number of
Shares		Value ($)

Oil & Gas—0.15%
73,000	Nippon Mining Holdings, Inc.	534,934
87,000	Nippon Oil Corp.	734,685
		1,269,619

Paper & Forest Products—0.01%
21,000	OJI Paper Co. Ltd.	106,258

Personal Products—0.03%
7,000	Aderans Co. Ltd.	186,418
3,000	Shiseido Co. Ltd.	47,885
		234,303

Pharmaceuticals—2.11%
9,500	Astellas Pharmaceutical Co. Ltd.	338,688
37,800	Chugai Pharmaceutical Co. Ltd.	824,810
51,670	Daiichi Sankyo Co. Ltd.	936,595
27,200	Eisai Co. Ltd.	1,060,848
38,000	Kyowa Hakko Kogyo Co. Ltd.	292,823
73,500	Mitsubishi Chemical Holdings Corp.	457,145
247,500	Takeda Pharmaceutical Co.	13,522,615
		17,433,524

Real Estate—0.17%
63,000	Mitsubishi Estate Co. Ltd.	927,099
17,000	Mitsui Fudosan Co. Ltd.	276,749
23	NTT Urban Development Corp.	133,963
4,000	Sumitomo Realty & Development Co. Ltd.	64,259
		1,402,070

Road & Rail—0.92%
121	Central Japan Railway Co.	1,025,961
191	East Japan Railway Co.	1,132,168
631,000	Tokyu Corp.	3,425,901
582	West Japan Railway Co.	2,059,911
		7,643,941

Semiconductor Equipment & Products—0.05%
4,700	Advantest. Corp.	337,546
1,500	Seiko Epson Corp.	36,725
		374,271

Software—0.04%
12,800	Capcom Co. Ltd. (1)	127,994
4,500	Fuji Soft ABC, Inc.	122,933
3,400	KONAMI Corp.	69,808
		320,735

Specialty Retail—0.07%
2,900	Autobacs Seven Co. Ltd.	118,337
1,100	Fast Retailing Co. Ltd.	76,921
2,000	Nitori Co., Ltd.	151,196
1,900	Shimamura Co. Ltd.	242,876
		589,330

Textiles & Apparel—0.24%
127,000	Onward Kashiyama Co. Ltd.	2,018,384

Tobacco—0.09%
47	Japan Tobacco, Inc.	742,923

Trading Companies & Distributors—0.87%
138,000	Itochu Corp.	938,929
71,000	Marubeni Corp.	330,587
16,600	Mitsubishi Corp.	320,862
406,700	Mitsui & Co. Ltd. (1)	4,971,729
54,000	Sumitomo Corp.	598,428
		7,160,535

Wireless Telecommunication Services—0.95%
1,117	KDDI Corp.	6,371,616
879	NTT DoCoMo, Inc.	1,510,245
		7,881,861
Total Japan Common Stocks		181,733,040

Netherlands—4.11%
Banks—0.29%
100,693	ABN AMRO Holdings N.V.	2,379,537

Number of
Shares		Value ($)

Chemicals—0.21%
23,492	Akzo Nobel N.V.*	1,012,670
21,080	DSM NV	756,194
		1,768,864

Commercial Services & Supplies—0.08%
56,150	Buhrmann N.V.*	620,079

Diversified Financials—1.13%
325,671	ING Groep N.V.*	9,381,240

Diversified Telecommunication Services—0.07%
63,304	Koninklijke (Royal) KPN N.V.	602,029

Food Products—0.21%
42,913	Koninklijke Wessanen N.V.	629,638
15,480	Unilever N.V. (1)	1,088,367
		1,718,005

Household Durables—0.75%
237,443	Koninklijke (Royal) Philips Electronics N.V.*	6,199,861

Insurance—0.09%
46,906	Aegon N.V.	705,080

Media—0.59%
365,280	Reed Elsevier N.V.*	4,917,657

Semiconductor Equipment & Products—0.56%
264,428	ASML Holding N.V.*	4,465,731
10,608	STMicroelectronics N.V.*	174,450
		4,640,181

Trading Companies & Distributors—0.13%
388,117	Hagemeyer N.V. (1)*	1,050,599
Total Netherlands Common Stocks		33,983,132

New Zealand—0.61%
Construction Materials—0.02%
27,628	Fletcher Building Ltd.	151,783

Diversified Telecommunication Services—0.59%
1,192,825	Telecom Corp. of New Zealand Ltd.	4,866,875
Total New Zealand Common Stocks		5,018,658

Norway—0.55%
Beverages—0.07%
17,881	Orkla ASA	627,167

Energy Equipment & Services—0.41%
133,899	Petroleum Geo-Services ASA*	3,398,739

Number of
Shares		Value ($)

Oil & Gas—0.07%
24,673	Statoil ASA	552,258
Total Norway Common Stocks		4,578,164

Portugal—0.33%
Diversified Telecommunication Services—0.11%
103,341	Portugal Telecom SGPS SA	933,276

Electric Utilities—0.10%
299,407	Electricidade de Portugal SA	846,330

Transportation Infrastructure—0.12%
119,122	Brisa-Auto Estrada de Portugal SA	941,677
Total Portugal Common Stocks		2,721,283

Singapore—1.44%
Aerospace & Defense—0.01%
65,000	Singapore Technologies Engineering Ltd.	97,756

Airlines—0.02%
23,000	Singapore Airlines Ltd.	151,927

Banks—0.69%
23,000	DBS Group Holdings Ltd.	207,543
1,353,800	Oversea-Chinese Banking Corp.	5,030,191
57,000	United Overseas Bank Ltd.	463,920
		5,701,654

Beverages—0.01%
9,000	Fraser and Neave Ltd.	89,175

Computers & Peripherals—0.00%
2,100	Creative Technology Ltd.	15,234

Construction & Engineering—0.01%
53,580	SembCorp Industries Ltd.	85,005

Diversified Financials—0.01%
10,000	Keppel Corp. Ltd.	68,414

Diversified Telecommunication Services—0.34%
2,016,860	Singapore Telecommunications Ltd.	2,771,539

Electronic Equipment & Instruments—0.01%
11,000	Venture Corp. Ltd.	81,095

Hotels, Restaurants & Leisure—0.00%
4,100	United Overseas Land Ltd.	5,658

Media—0.02%
67,750	Singapore Press Holdings Ltd.	179,010

Oil & Gas—0.26%
769,000	Singapore Petroleum Co. Ltd. (1)	2,186,064

Real Estate—0.06%
28,000	Allgreen Properties Ltd.	21,633
91,000	CapitaLand Ltd. (1)	170,670
23,000	City Developments Ltd.	119,371
78,000	Keppel Land Ltd.	175,731
		487,405
Total Singapore Common Stocks		11,919,936

South Africa—0.28%
Oil & Gas—0.28%
72,436	Sasol Ltd.	2,291,765

South Korea—0.59%
Banks—0.30%
42,628	Kookmin Bank, ADR	2,490,328

Metals & Mining—0.29%
46,600	POSCO ADR	2,390,114
Total South Korea Common Stocks		4,880,442

Spain—4.54%
Banks—1.71%
379,007	Banco Bilbao Vizcaya Argentaria SA (1)	6,677,685

Number of
Shares		Value ($)

583,992	Banco Santander Central Hispano SA (1)	7,442,427
		14,120,112

Diversified Telecommunication Services—1.42%
734,985	Telefonica SA	11,717,166

Electric Utilities—0.93%
288,407	Iberdrola SA	7,717,116

Gas Utilities—0.02%
6,537	Gas Natural SDG, SA (1)	178,282

IT Consulting & Services—0.02%
6,525	Indra Sistemas SA	133,564

Metals & Mining—0.05%
33,065	Acerinox SA	432,867

Oil & Gas—0.24%
67,088	Repsol YPF SA	1,996,009

Specialty Retail—0.14%
39,167	Inditex SA	1,158,264

Wireless Telecommunication Services—0.01%
8,796	Telefonica Moviles SA	92,817
Total Spain Common Stocks		37,546,197

Sweden—3.01%
Banks—0.20%
36,049	ForeningsSparbanken AB (Swedbank)	889,495
32,162	Svenska Handelsbanken, Series A	733,006
		1,622,501

Communications Equipment—0.81%
2,044,966	Telefonaktiebolaget LM Ericsson (1)	6,676,476

Diversified Telecommunication Services—0.59%
992,449	TeliaSonera AB	4,847,811

Household Durables—0.03%
10,930	Electrolux AB, Series B	254,596

Machinery—0.52%
52,637	Atlas Copco AB, A Shares	961,705
69,332	Sandvik AB	3,334,421
		4,296,126

Media—0.05%
35,761	Eniro AB (1)	390,676

Metals & Mining—0.74%
487,168	AB SKF, B Shares	6,147,983

Paper & Forest Products—0.01%
3,418	Svenska Cellulosa AB	115,240

Specialty Retail—0.06%
16,777	Hennes & Mauritz AB	544,581
Total Sweden Common Stocks		24,895,990

Number of
Shares		Value ($)

Switzerland—4.50%
Banks—1.14%
214,741	Credit Suisse Group (1)*	9,472,155

Chemicals—0.04%
3,438	Ciba Specialty Chemicals AG	197,184
7,025	Clariant AG*	93,587
113	Syngenta AG*	12,095
		302,866

Construction Materials—0.17%
22,812	Holcim Ltd.	1,417,026

Electrical Equipment—0.58%
634,287	ABB Ltd.*	4,843,986

Food Products—0.58%
16,136	Nestle SA	4,799,182

Hotels, Restaurants & Leisure—0.03%
579	Kuoni Reisen Holding AG	217,501

Insurance-Multiline—0.80%
92,067	Baloise Holding AG*	4,684,999
11,230	Zurich Financial Services AG*	1,912,692
		6,597,691

Medical Products—0.04%
3,205	Synthes, Inc.	338,845

Pharmaceuticals—0.88%
65,097	Novartis AG	3,496,613
800	Roche Holdings AG	136,256
24,505	Roche Holding Genussehein AG	3,655,536
		7,288,405

Specialty Retail—0.21%
45,518	Compagnie Financiere Richemont AG	1,729,268

Textiles & Apparel—0.03%
1,857	Swatch Group AG, Class B*	257,170
Total Switzerland Common Stocks		37,264,095

Taiwan—0.58%
Computers & Peripherals—0.31%
245,000	High Tech Computer Corp.	2,599,586

Semiconductor Equipment & Products—0.27%
3,403,000	Vanguard International Semiconductor Corp.	2,195,876
Total Taiwan Common Stocks		4,795,462

United Kingdom—24.52%
Aerospace & Defense—0.09%
100,056	BAE Systems PLC	585,395
56,870	Cobham PLC	155,038
		740,433

Airline—0.02%
38,093	British Airways PLC*	203,651

Auto Components—0.31%
519,722	GKN PLC	2,560,005

Banks—4.09%
260,237	Barclays PLC	2,579,833
606,333	HBOS PLC	8,957,197
408,815	HSBC Holdings PLC	6,430,116
876,419	Lloyds TSB Group PLC	7,167,841
314,415	Royal Bank of Scotland Group PLC	8,705,116
		33,840,103

Beverages—0.14%
72,125	Diageo PLC	1,066,122
6,212	SABMiller PLC	117,226
		1,183,348

Building Products—0.02%
66,651	Pilkington PLC	180,818

Number of
Shares		Value ($)

Chemicals—0.41%
156,118	BOC Group PLC	3,075,975
63,119	Imperial Chemical Industries PLC	321,242
		3,397,217

Commercial Services & Supplies—0.57%
601,568	Brambles Industries PLC	3,476,982
196,032	Group 4 Securicor PLC	522,274
234,336	Hays PLC	474,984
20,668	WPP Group PLC	203,061
		4,677,301

Communications Equipment—0.03%
32,342	Marconi Corp. PLC*	213,269

Construction & Engineering—0.02%
28,652	AMEC PLC	172,959

Construction Materials—0.48%
17,989	BPB PLC	232,787
367,426	Hanson PLC	3,723,745
		3,956,532

Diversified Financials—0.10%
14,785	3i Group PLC	198,392
23,932	Man Group PLC	652,431
		850,823

Diversified Telecommunication Services—0.14%
241,356	BT Group PLC	910,065
92,301	Eircom Group PLC	221,107
		1,131,172

Electric Utilities—0.21%
147,038	International Power PLC	603,882
52,250	Scottish & Southern Energy PLC	906,456
24,175	Scottish Power PLC	236,661
		1,746,999

Electronic Equipment & Instruments—0.06%
28,819	Cookson Group PLC*	162,106
152,063	Premier Farnell PLC	374,173
		536,279

Food & Drug Retailing—0.86%
426,235	Boots Group PLC	4,647,981
76,895	Premier Foods PLC	385,910
71,143	RHM PLC*	326,187
331,923	Tesco PLC (1)	1,767,167
		7,127,245

Food Products—0.78%
31,083	Cadbury Schweppes PLC	305,937
66,059	Tate & Lyle PLC	542,021
555,259	Unilever PLC	5,632,288
		6,480,246

Number of
Shares		Value ($)

Gaming—0.01%
80,274	PartyGaming PLC*	123,987

Gas Utilities—0.03%
61,939	Centrica PLC	261,783

Health Care Equipment & Supplies—0.02%
16,489	Smith & Nephew PLC	139,527

Hotels, Restaurants & Leisure—0.46%
11,069	Compass Group PLC	37,230
34,209	Enterprise Inns PLC	472,053
107,105	Intercontinental Hotels Group PLC	1,338,595
33,538	Mitchells & Butlers PLC	215,367
36,340	Punch Taverns PLC	470,259
63,320	Rank Group PLC	331,793
32,705	Whitbread PLC	544,223
38,335	William Hill PLC	362,725
		3,772,245

Household Products—0.13%
34,283	Reckitt Benckiser PLC	1,035,969

Industrial Conglomerates—0.11%
28,311	Smiths Group PLC	457,323
91,561	Tomkins PLC	426,691
		884,014

Insurance—1.12%
341,959	Aviva PLC	4,037,704
122,832	Legal & General Group PLC	233,208
593,490	Prudential PLC	4,979,965
		9,250,877

Internet & Catalog Retail—0.10%
56,641	Gus PLC	844,764

IT Consulting & Services—0.00%
11,208	LogicaCMG PLC	28,174

Media—0.29%
84,382	British Sky Broadcasting Group PLC	761,824
36,124	Emap PLC	523,099
334,810	ITV PLC	616,405
79,301	Reuters Group	504,324
		2,405,652

Metals & Mining—1.80%
63,913	Anglo American PLC	1,889,471
371,515	BHP Billiton PLC	5,461,986
134,292	Corus Group PLC	113,516
18,275	Johnson Matthey PLC	378,511
180,133	Rio Tinto PLC	6,868,684
16,137	Vedanta Resources PLC	162,115
		14,874,283

Multi-Line Retail—0.11%
45,683	Marks & Spencer Group PLC	337,634
23,668	Next PLC	558,923
		896,557

Multi-Utilities—0.15%
135,634	National Grid PLC	1,240,146

Oil & Gas—6.18%
813,096	BG Group PLC	7,139,340
2,141,502	BP PLC	23,655,801
116,454	Royal Dutch Shell PLC, A Shares	3,609,733
232,070	Royal Dutch Shell PLC, A Shares (1)	7,151,956
293,785	Royal Dutch Shell PLC, B Shares	9,584,943
		51,141,773

Pharmaceuticals—3.03%
64,390	Astra Zeneca PLC	2,887,275
853,729	GlaxoSmithKline PLC	22,201,198
		25,088,473

Real Estate—0.10%
1,913	Berkeley Group Holdings PLC*	29,462

Number of
Shares		Value ($)

16,699	British Land Co. PLC	263,097
12,078	Hammerson PLC	190,719
6,371	Land Securities Group PLC	156,655
22,904	Slough Estates PLC	205,567
		845,500

Software—0.03%
65,336	Sage Group PLC	248,093

Specialty Retail—0.09%
89,254	DSG International PLC	227,523
1,705	Kingfisher PLC	6,399
20,062	Travis Perkins PLC	493,655
		727,577

Tobacco—0.20%
62,698	British America Tobacco PLC	1,379,620
9,456	Imperial Tobacco Group PLC	271,179
		1,650,799

Trading Companies & Distributors—0.39%
159,736	Wolseley PLC	3,249,058

Transportation Infrastructure—0.01%
3,859	BAA PLC	41,911

Water Utilities—0.02%
10,447	Severn Trent PLC	176,986

Wireless Telecommunication Services—1.81%
5,711,139	Vodafone Group PLC	14,988,287
Total United Kingdom Common Stocks		202,914,835

Total Common Stocks (cost—$698,080,603)		809,238,263

Preferred Stocks—0.12%
Germany—0.12%
Household Products—0.06%
5,393	Henkel KGaA*	464,435

Media—0.06%
28,633	ProSieben SAT.1 Media AG	493,165
Total Preferred Stocks (cost—$958,338)		957,600

Investment Company—0.03%
Australia—0.03%
Real Estate—0.03%
112,711	Macquarie Infrastructure Group (cost—$297,490)	288,847

Number of
Warrants
Warrants—0.00%
Singapore—0.00%
Real Estate—0.00%
2,300	City Developments Ltd., strike price $2.50, expires 05/10/06* (cost—$0)	8,546

Principal
Amount		Maturity	Interest
(000) ($)		Dates	Rates (%)	Value ($)
Short-Term U.S. Government Obligation@—0.06%
480	U.S. Treasury Bills‡ (cost—$478,335)	12/08/05	3.375	478,335

Repurchase Agreement—1.94%
16,071	Repurchase Agreement dated 10/31/05 with State Street Bank & Trust Co., collateralized by $11,505,886 U.S.Treasury Bonds, 7.250% to 9.875% due 11/15/15 to 05/15/17; (valued - $16,392,613); proceeds: $16,072,594 (cost—$16,071,000)	11/01/05	3.570	16,071,000

Number of Shares (000)
Investments of Cash Collateral from Securities Loaned—18.39%
Money Market Funds†—6.52%
1	AIM Liquid Assets Portfolio		3.832	884
10	AIM Prime Portfolio		3.870	9,893
7,428	Barclays Prime Money Market Fund		3.831	7,428,212
# 0	BlackRock Provident Institutional TempFund		3.756	219
42	Dreyfus Institutional Cash Advantage Fund		3.710	42,484
102	Scudder Money Market Series		3.677	101,859
46,368	UBS Private Money Market Fund LLC		3.868	46,368,337
Total Money Market Funds (cost—$53,951,888)				53,951,888

Principal
Amount
(000) ($)
Repurchase Agreements—11.87%
49,103	Repurchase Agreement dated 10/31/05 with Deutsche Bank Securities, Inc., collateralized by $39,165,000 Federal Farm Credit obligations, zero coupon due 11/16/05, $4,945,000 Federal Home Loan Bank obligations, 4.250% due 11/02/10, and $5,608,000 Federal National Mortgage Association obligations, 6.000% due 05/15/11; (value-$50,085,493); proceeds: $49,108,013	11/01/05	4.000	49,102,557
49,106	Repurchase Agreement dated 10/31/05 with Merrill Lynch & Co., collateralized by $285,940,000 Federal Home Loan Bank obligations, zero coupon due 01/13/33; (value-$50,088,111); proceeds: $49,110,997	11/01/05	3.990	49,105,554
Total Repurchase Agreements (cost—$98,208,111)				98,208,111
Total Investments of Cash Collateral from Securities Loaned (cost—$152,159,999)				152,159,999
Total Investments (cost—$868,045,765) (2)(3)—118.33%				979,202,590
Liabilities in excess of other assets—(18.33)%				(151,694,105)
Net Assets—100.00%				827,508,485

*	Non-income producing security.
(1)	Security, or portion thereof, was on loan at October 31, 2005.
(2)	Includes $141,558,972 of investments in securities on loan, at value.
(3)

Cost of investments shown approximates cost for federal income tax purposes. Gross unrealized appreciation of investments and gross unrealized depreciation of investments at October 31, 2005 were $121,807,776 and $10,650,951, respectively, resulting in net unrealized appreciation of investments of $111,156,825.

W/I	Security purchased on a when-issued basis. When issued refers to a transaction made conditionally because a security, although authorized, has not yet been issued.
†	Interest rates shown reflect yield at October 31, 2005.
‡	Entire amount pledged as collateral for futures transactions.
@	Interest rate shown is discount rate at date of purchase.
#	Amount represents less than 500 shares.
ADR	American Depositary Receipt.
**	The table below details the Portfolio’s transaction activity in an affiliated issuer for the three months ended October 31, 2005.

Security Description	Value at 07/31/05 ($)	Purchases During the Three Months Ended 10/31/05 ($)	Sales During the Three Months Ended 10/31/05 ($)	Value at 10/31/05 ($)	Income Earned from Affiliate for the Three Months Ended 10/31/05 ($)
UBS Private Money Market Fund LLC	64,652,176	338,379,032	356,662,871	46,368,337	13,042

Futures Contracts

					Unrealized
Number of			In	Expiration	Appreciation
Contracts	Currency	Contracts to Receive	Exchange For ($)	Dates	(Depreciation) ($)
7	AUD	SPI 200 Index Futures	587,758	December 2005	(4,869)
8	EUR	Dow Jones Euro STOXX 50 Futures	319,008	December 2005	(1,366)
9	GBP	FTSE 100 Index Futures	871,166	December 2005	(23,172)
4	JPY	Topix Index Futures	479,240	December 2005	19,020
					(10,387)

Forward Foreign Currency Contracts

	Contract to	In		Maturity	Unrealized
	Deliver	Exchange For		Date	Appreciation ($)
Pound Sterling	8,017,500	USD	14,336,974	01/31/06	163,193

Currency Type Abbreviations:

AUD   Australian Dollars

EUR     Euro Dollars

GBP     Great Britain Pounds

JPY      Japanese Yen

USD    U.S. Dollars

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s annual report to shareholders dated July 31, 2005.

UBS PACE Select Advisors Trust

PACE International Emerging Markets Equity Investments

SCHEDULE OF INVESTMENTS — October 31, 2005 (unaudited)

Number of
Shares		Value ($)
Common Stocks—87.17%

Argentina—0.37%
Energy Equipment & Services—0.37%
8,389	Tenaris SA, ADR	921,532

Brazil—5.78%
Banks—0.49%
23,000	Unibanco - Uniao de Bancos Brasileiros SA, GDR (1)	1,202,900

Beverages—0.06%
502,200	Cia Brasileira Bebida	141,590

Electric Utilities—0.26%
32,600,000	AES Tiete SA	636,874

Insurance—0.37%
90,700	Porto Seguro SA*	902,067

Metals & Mining—1.20%
70,600	Companhia Siderurgica Nacional SA	1,355,733
43,600	Companhia Vale do Rio Doce (CVRD), ADR (1)	1,608,840
		2,964,573

Oil & Gas—0.85%
32,822	Petroleo Brasileiro SA- Petrobras (1)	2,097,326

Paper & Forest Products—1.04%
215,350	Votorantim Celulose e Papel SA, ADR (1)	2,577,740

Textiles & Apparel—0.84%
78,300	Lojas Renner SA*	2,085,914

Transportation Infrastructure—0.67%
63,000	Companhia de Concessoes Rodoviarias (CCR)	1,664,336
Total Brazil Common Stocks		14,273,320

Chile—1.06%
Banks—0.75%
47,300	Banco Santander Chile SA, ADR (1)	1,847,065

Diversified Financials—0.31%
403,178	Administradora de Fondos de Pensiones Provida SA	763,019
Total Chile Common Stocks		2,610,084

China—6.12%
Banks—0.75%
6,100,000	China Construction Bank *	1,849,117

Building Products—0.23%
7,046,000	Asia Aluminum Holdings Ltd.	572,598

Diversified Telecommunication Services—1.12%
8,470,000	China Telecom Corp. Ltd.	2,758,744

Energy Equipment & Services—0.53%
3,554,000	China Oilfield Services Ltd.	1,306,559

Machinery (Diversified)—0.52%
4,092,000	Shanghai Electric Group Co. Ltd.*	1,293,208

Metals & Mining—0.44%
3,604,000	Maanshan Iron & Steel Co. Ltd. (1)	1,080,872

Oil & Gas—0.49%
1,586,000	PetroChina Co. Ltd.	1,207,040

Road & Rail—0.18%
1,540,000	Guangshen Railway Co. Ltd.	446,961

Number of
Shares		Value ($)

Technology Hardware & Equipment—0.25%
814,000	TPV Technology Ltd.	619,503

Textiles & Apparel—0.69%
1,404,000	Fountain Set (Holdings) Ltd.	543,319
1,698,000	Texwinca Holdings Ltd.	1,160,861
		1,704,180

Transportation Infrastructure—0.92%
306,000	China Merchants Holdings International Co. Ltd.	592,078
2,806,000	Zhejiang Expressway Co. Ltd.	1,674,041
		2,266,119
Total China Common Stocks		15,104,901

Croatia—0.15%
Pharmaceuticals—0.15%
28,123	Pliva d.d., GDR	372,630

Czech Republic—1.11%
Banks—0.28%
4,895	Komercni Banka A.S.	685,959

Media—0.62%
32,900	Central European Media Enterprises Ltd., Class A (1)*	1,529,521

Tobacco—0.21%
757	Philip Morris CR A.S.	528,728
Total Czech Republic Common Stocks		2,744,208

Egypt—0.70%
Wireless Telecommunication Services—0.70%
52,303	Egyptian Co. for Mobile Services (MobiNil)	1,726,322

France—0.41%
Diversified Telecommunication Services—0.41%
97,789	Maroc Telecom*	1,013,420

Hong Kong—0.04%
Wireless Telecommunication Services—0.04%
101,000	Foxconn International Holdings Ltd.*	108,135

Hungary—1.43%
Banks—0.34%
11,671	OTP Bank Rt.	417,607
5,800	OTP Bank Rt., ADR (1)(2)	417,600
		835,207

Diversified Telecommunication Services—0.68%
352,481	Magyar Tavkozlesi Rt. (Matav)	1,663,073

Oil & Gas—0.41%
11,102	MOL Magyar Olaj-es Gazipari Rt.	1,021,038
Total Hungary Common Stocks		3,519,318

India—2.94%
Automobiles—0.39%
90,900	Tata Motors Ltd., ADR (1)	967,176

1

Number of
Shares		Value ($)

Computer Software & Services—0.44%
34,900	Tata Consultancy Services	1,083,289

Diversified Financials—0.40%
15,000	ICICI Bank Ltd.	165,281
34,750	ICICI Bank Ltd., ADR	821,838
		987,119

Diversified Telecommunication Services—0.80%
273,150	Bharti Tele-Ventures Ltd.*	1,962,102

Metals & Mining—0.25%
60,224	Vedanta Resources PLC	605,020

Pharmaceuticals—0.12%
39,280	Ranbaxy Laboratories Ltd., GDR	304,420

Tobacco—0.54%
520,500	ITC Ltd., GDR	1,342,890
Total India Common Stocks		7,252,016

Indonesia—0.53%
Diversified Telecommunication Services—0.53%
2,666,500	PT Telekomunikasi Indonesia, Series B	1,318,092

Israel—2.47%
Banks—1.74%
741,280	Bank Hapoalim Ltd.	2,837,267
447,100	Bank Leumi Le-Israel	1,458,155
		4,295,422

Electronic Equipment & Instruments—0.24%
27,292	Orbotech Ltd.*	593,055

Software—0.49%
48,900	Retalix Ltd. (1)*	1,198,050
Total Israel Common Stocks		6,086,527

Lebanon—0.30%
Diversified Telecommunication Services—0.30%
55,500	Investcom LLC, GDR*	749,805

Malaysia—6.10%
Banks—1.67%
793,800	Commerce Asset-Holding Berhad	1,156,530
1,239,700	Hong Leong Bank Berhad	1,724,086
714,000	Public Bank Berhad	1,240,650
		4,121,266

Consumer Services—0.75%
472,600	Tanjong PLC	1,840,323

Electric Utilities—0.33%
306,000	Tenaga Nasional Berhad	810,596

Marine—0.79%
776,800	Malaysia International Shipping Co. Berhad	1,954,861

Real Estate—0.39%
978,400	SP Setia Berhad	953,778

Transportation Infrastructure—0.70%
2,142,300	PLUS (Projek Lebuhraya Utara Selatan) Expressways Berhad	1,736,540

Wireless Telecommunication Services—1.47%
1,523,700	Maxis Communications Berhad	3,632,662
Total Malaysia Common Stocks		15,050,026

Mexico—7.21%

Number of
Shares		Value ($)

Banks—0.78%
226,162	Grupo Financiero Banorte SA de C.V., Series O (1)	1,926,410

Beverages—0.20%
306,700	Grupo Continential SA	504,585

Construction Materials—1.71%
80,949	Cemex SA de C.V., ADR (1)	4,215,014

Diversified Telecommunication Services—0.50%
61,500	Telefonos de Mexico SA de C.V., ADR (1)	1,241,070

Household Products—0.71%
527,900	Kimberly-Clark de Mexico SA de C.V., Series A (1)	1,745,811

Industrial Conglomerates—0.39%
448,696	Grupo Carso SA de C.V., Series A1 (1)	951,842

Media—0.84%
28,500	Grupo Televisa SA, ADR	2,083,350

Metals & Mining—0.26%
307,000	Industrias CH, SA, Series B*	639,880

Multi-Line Retail—0.55%
278,400	Wal-Mart de Mexico SA de C.V., Series V (1)	1,353,960

Real Estate—0.11%
41,962	Urbi, Desarrollos Urbanos SA de C.V. (1)*	264,561

Transportation Infrastructure—0.33%
25,000	Grupo Aeroportuario del Sureste SA de C.V., ADR (1)	812,500

Wireless Telecommunication Services—0.83%
78,288	America Movil SA de C.V., ADR, Series L	2,055,060
Total Mexico Common Stocks		17,794,043

Panama—0.49%
Banks—0.49%
71,800	Banco Latinoamericano de Exportaciones SA, Class E	1,221,318

Poland—1.16%
Banks—0.78%
40,557	Bank Pekao SA	1,922,829

Diversified Telecommunication Services—0.38%
130,828	Telekomunikacja Polska SA	940,271
Total Poland Common Stocks		2,863,100

Russia—6.25%
Beverages—0.25%
19,500	Efes Breweries International, GDR*	616,785

Electric Utilities—0.55%
38,300	RAO Unified Energy System (UES), GDR	1,355,820

Food & Drug Retailing—1.30%
163,718	Pyaterochka Holding NV, GDR (1) *	3,208,873

Oil & Gas—2.77%
26,500	Gazprom, ADR (1)	1,566,150
52,912	LUKOIL, ADR	2,910,160
59,349	NovaTek OAO, GDR*	1,305,678
22,200	Surgutneftegaz, ADR (1)	1,043,400
		6,825,388

2

Number of
Shares		Value ($)

Wireless Telecommunication Services—1.38%
42,300	AO VimpelCom, ADR*	1,692,000
46,500	Mobile TeleSystems, ADR (1)	1,720,035
		3,412,035
Total Russia Common Stocks		15,418,901

South Africa—10.44%
Banks—1.57%
154,474	ABSA Group Ltd.	2,051,754
608,299	African Bank Investments Ltd.	1,816,536
		3,868,290

Containers & Packaging—0.38%
407,236	Nampak Ltd.	945,054

Diversified Financials—1.14%
614,584	Alexander Forbes Ltd.	1,302,415
146,404	Standard Bank Group Ltd.	1,511,955
		2,814,370

Food Products—0.25%
30,557	Tiger Brands Ltd.	611,076

Health Care Equipment & Supplies—0.31%
167,644	Aspen Pharmacare Holdings Ltd.	775,585

Household Durables—1.20%
137,558	Lewis Group Ltd.	824,235
814,404	Steinhoff International Holdings Ltd.	2,134,245
		2,958,480

Industrial Conglomerates—1.44%
84,000	Barloworld Ltd.	1,317,534
134,259	Remgro Ltd.	2,242,091
		3,559,625

Metals & Mining—1.57%
32,100	Anglo American PLC	942,300
20,700	AngloGold Ashanti Ltd.	826,369
19,164	Impala Platinum Holdings Ltd.	2,102,243
		3,870,912

Oil & Gas—1.56%
121,849	Sasol Ltd.	3,855,118

Wireless Telecommunication Services—1.02%
338,945	MTN Group Ltd.	2,529,176
Total South Africa Common Stocks		25,787,686

South Korea—15.23%
Automobiles—0.88%
16,400	Hyundai Motor Co.	1,207,691
123,800	Ssangyong Motor Co.*	966,406
		2,174,097

Banks—1.49%
66,290	Hana Bank	2,389,805
23,158	Kookmin Bank	1,275,671
		3,665,476

Construction & Engineering—1.35%
29,880	GS Engineering & Construction Corp.	1,285,455
56,000	Hyundai Development Co.	2,045,760
		3,331,215
Diversified Financials—0.57%
38,800	LG Card Co. Ltd.*	1,406,230

Diversified Telecommunication Services—1.18%
22,900	KT Corp.	922,428
92,500	KT Corp., ADR	1,993,375
		2,915,803

Electric Utilities—0.97%
73,260	Korea Electric Power Corp. (KEPCO)	2,391,057

Number of
Shares		Value ($)

Electrical Equipment—1.19%
37,820	KH Vatec Co. Ltd.	836,243
35,510	Kumho Electric, Inc.	2,109,708
		2,945,951

Gas Utilities—1.08%
76,870	Korea Gas Corp.	2,660,373

Industrial Conglomerates—0.41%
41,200	LG Corp.	1,013,959

Multi-Line Retail—0.94%
34,900	Hyundai Department Store Co. Ltd.	2,325,101

Oil & Gas—0.96%
46,300	SK Corp.	2,381,321

Semiconductor Equipment & Products—3.43%
59,800	Hynix Semiconductor, Inc. (1)*	1,095,164
13,906	Samsung Electronics Co. Ltd.	7,379,458
		8,474,622

Tobacco—0.52%
30,970	KT&G Corp.	1,271,312

Wireless Telecommunication Services—0.26%
30,000	KT Freetel Co. Ltd.	646,030
Total South Korea Common Stocks		37,602,547

Taiwan—10.04%
Banks—1.41%
1,711,640	E. Sun Financial Holding Co. Ltd.	1,027,958
2,525,000	Mega Financial Holding Co. Ltd.	1,651,901
2,956,802	Ta Chong Bank Ltd.*	808,127
		3,487,986

Chemicals—0.45%
1,158,000	Taiwan Fertilizer Co. Ltd.	1,118,257

Computers & Peripherals—2.29%
726,500	Asustek Computer, Inc.	1,901,158
2,402,077	Compal Electronics, Inc.	2,119,174
417,900	Foxconn Technology Co. Ltd.	1,625,440
		5,645,772

Construction Materials—0.49%
1,971,100	Taiwan Cement Corp.	1,210,219

Diversified Telecommunication Services—1.10%
1,058,000	Chunghwa Telecom Co. Ltd.	1,791,109
53,200	Chunghwa Telecom Co. Ltd., ADR	921,424
		2,712,533

Electronic Equipment & Instruments—1.30%
957,520	AU Optronics Corp.	1,210,046
640,000	Delta Electronics, Inc.	1,077,746
761,200	Synnex Technology International Corp.	921,113
		3,208,905

Food & Drug Retailing—0.86%
1,159,000	President Chain Store Corp.	2,124,451

Health Care Equipment & Supplies—0.26%
439,350	Pihsiang Machinery Manufacturing Co. Ltd. (3)	637,717

Industrial Conglomerates—0.03%
117,374	Far Eastern Textile Ltd.	68,392

3

Number of
Shares		Value ($)

Insurance—0.59%
2,024,563	Shin Kong Financial Holding Co. Ltd.	1,457,258

Semiconductor Equipment & Products—1.26%
1,414,000	Taiwan Semiconductor Manufacturing Co. Ltd.	2,191,496
317,265	United Microelectronics Corp., ADR (1)*	926,414
		3,117,910
Total Taiwan Common Stocks		24,789,400

Thailand—5.34%
Banks—1.23%
774,300	Kasikornbank Public Co. Ltd. (1)	1,195,757
737,700	Kasikornbank Public Co. Ltd., NVDR	1,094,027
598,300	Siam City Bank Public Co. Ltd.	346,118
683,800	Siam City Bank Public Co. Ltd., NVDR	392,227
		3,028,129

Construction Materials—0.86%
399,200	Siam Cement Public Co. Ltd., NVDR (1)	2,133,242

Diversified Telecommunication Services—0.69%
1,819,500	Shin Corp., NVDR	1,694,840

Food Products—0.61%
2,013,700	Thai Union Frozen Products Public Co. Ltd., NVDR (3)	1,505,524

Homebuilding—0.66%
8,335,000	Land & Houses Public Co. Ltd., NVDR (1)	1,624,298

Oil Refining, Distribution—0.50%
721,800	Thai Oil Public Co. Ltd., NVDR	1,247,381

Wireless Telecommunication Services—0.79%
803,900	Advanced Information Services Public Co. Ltd. (1)	1,957,776
Total Thailand Common Stocks		13,191,190

Turkey—1.50%
Banks—1.30%
357,333	Denizbank A.S.	1,995,462
174,500	Turkiye Is Bankasi (Isbank)	1,206,786
		3,202,248

Household Durables—0.20%
140,859	Vestel Elektronik Sanayi ve Ticaret A.S.*	491,756
Total Turkey Common Stocks		3,694,004
Total Common Stocks (cost—$190,843,580)		215,212,525

Preferred Stocks—11.39%

Brazil—9.49%
Banks—2.03%
33,000	Banco Bradesco SA	1,698,168
1,106,000	Itausa - Investimentos Itau SA	3,309,775
		5,007,943

Beverages—0.49%
3,366,000	Cia Brasileira Bebida	1,200,088

Chemicals—0.37%
58,540	Ultrapar Participacoes SA	912,312

Diversified Telecommunication Services—0.65%
75,350	Brasil Telecom SA	355
90,000	Tele Norte Leste Participacoes SA, ADR (1)	1,593,000
		1,593,355

Number of
Shares		Value ($)

Electric Utilities—0.68%
32,600,000	AES Tiete SA	716,483
26,669,131	Companhia Energetica de Minas Gerais (CEMIG)	970,971
		1,687,454

Metals & Mining—3.24%
1,583,000	Caemi Mineracao e Metalurgia SA	2,516,212
87,900	Companhia Vale do Rio Doce (CVRD), Class A	3,235,001
111,700	Usinas Siderurgicas de Minas Gerais SA (Usiminas), Class A	2,256,070
		8,007,283

Oil & Gas—2.03%
147,320	Petroleo Brasileiro SA - Petrobras	2,106,861
50,828	Petroleo Brasileiro SA - Petrobras, ADR (1)	2,916,002
		5,022,863
Total Brazil Preferred Stocks		23,431,298

South Korea—1.90%
Automobiles—0.80%
38,680	Hyundai Motor Co.	1,967,095

Semiconductor Equipment & Products—1.10%
6,670	Samsung Electronics Co. Ltd.	2,725,197
Total South Korea Preferred Stocks		4,692,292
Total Preferred Stocks (cost—$18,170,376)		28,123,590

Number of
Rights
Rights—0.03%

South Korea—0.03%
Electrical Equipment—0.03%
3,269	Kumho Electric Co. Ltd. exercise price $0.0822, expires 11/03/05 (3)*	67,567

Thailand—0.00%
Diversified Telecommunication Services—0.00%
218,684	True Corporation Public Company Ltd. exercise price $0.351, expires 04/03/08*#(3)	0
Total Rights (cost—$0)		67,567

Principal
Amount		Maturity	Interest
(000) ($)		Dates	Rates (%)

Corporate Bond—0.00%

Brazil—0.00%
Metals & Mining—0.00%
10	Companhia Vale do Rio Doce*(a)#(3) (cost—$0)	09/29/49	1.000	0

Repurchase Agreement—0.60%

1,479	Repurchase Agreement dated 10/31/05 with State Street Bank & Trust Co., collateralized by $1,058,877 U.S. Treasury Bonds, 7.250% to 9.875% due 11/15/15 to 05/15/17; (value-$1,508,598); proceeds: $1,479,147 (cost—$1,479,000)	11/01/05	3.570	1,479,000

4

Number of
Shares		Interest
(000)		Rates (%)	Value ($)
Investments of Cash Collateral from Securities Loaned—14.83%

Money Market Funds†—3.85%
8	AIM Prime Portfolio	3.870	8,255
175	Barclays Prime Money Market Fund	3.831	174,980
19	Dreyfus Institutional Cash Advantage Fund	3.710	18,999
9,311	UBS Private Money Market Fund LLC**	3.868	9,311,183
Total Money Market Funds (cost—$9,513,417)			9,513,417

Principal
Amount		Maturity
(000) ($)		Dates
Repurchase Agreements—10.98%
13,072	Repurchase Agreement dated 10/31/05 with Deutsche Bank Securities, Inc., collateralized by $12,085,000 Federal Home Loan Bank obligations, 5.375% due 02/15/07 and $997,000 Federal Home Loan Mortgage Corp. obligations, 4.000% due 08/17/07; (value-$13,333,525); proceeds: $13,073,260	11/01/05	4.000	13,071,808
14,041	Repurchase Agreement dated 10/31/05 with Merrill Lynch & Co., collateralized by $7,415,000 Federal Agricultural Mortgage Corporation obligations, 4.250% to 6.865% due 07/29/08 to 10/12/10 and $44,710,000 Federal Home Loan Bank obligations, zero coupon due 01/13/33; (value-$14,323,506); proceeds: $14,042,445	11/01/05	3.990	14,040,889
Total Repurchase Agreements (cost—$27,112,697)				27,112,697
Total Investments of Cash Collateral from Securities Loaned (cost—$36,626,114)				36,626,114
Total Investments (cost—$247,119,070) (4)(5)—114.02%				281,508,796
Liabilities in excess of other assets—(14.02)%				(34,618,896)
Net Assets—100.00%				246,889,900

*	Non-income producing security.
(a)	Bond interest in default.
(1)	Security, or portion thereof, was on loan at October 31, 2005.
(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.92% of net assets as of October 31, 2005, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(3)	Illiquid securities representing 0.15% of net assets.
(4)	Includes $33,002,773 of investments in securities on loan, at value.
(5)

Cost of investments shown approximates cost for federal income tax purposes. Gross unrealized appreciation of investments and gross unrealized depreciation of investments at October 31, 2005 were $41,986,057 and $7,596,331 respectively, resulting in net unrealized appreciation of investments of $34,389,726.

†	Interest rates shown reflect yields at October 31, 2005.
#	Security is being fair valued by a valuation committee under the direction of the board of trustees.
ADR	American Depositary Receipt.
GDR	Global Depositary Receipt.
NVDR	Non Voting Depositary Receipt.
**	The table below details the Portfolio’s transaction activity in an affiliated issuer for the three months ended October 31, 2005.

Security Description	Value at 07/31/05 ($)	Purchases During the Three Months Ended 10/31/05 ($)	Sales During the Three Months Ended 10/31/05 ($)	Value at 10/31/05 ($)	Income Earned from Affiliate for the Three Months Ended 10/31/05 ($)
UBS Private Money Market Fund LLC	22,579,243	74,871,678	88,139,738	9,311,183	13,027

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s annual report to shareholders dated July 31, 2005.

5

Valuation of Investments

Each Portfolio (except UBS PACE Money Market Investments) calculates its net asset value based on the current market value for its portfolio securities. The Portfolios normally obtain market values for their securities from independent pricing sources. Independent pricing sources may use last reported sale prices, current market quotations or valuations from computerized “matrix” systems that derive values based on comparable securities. Securities traded in the over-the-counter (“OTC”) market and listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price available prior to valuation. Securities which are listed on U.S. and foreign stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. Securities listed on foreign stock exchanges may be fair valued based on significant events that have occurred subsequent to the close of the foreign markets. UBS PACE International Equity Investments and UBS PACE International Emerging Markets Equity Investments may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. If a security is valued at a “fair value”, that value is likely to be different from the last quoted market price for the security. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by UBS Global Asset Management (US) Inc. (“UBS Global AM”), the investment manager, administrator and principal underwriter of the Portfolios, or by the relevant Portfolio investment sub-advisor, where applicable. UBS Global AM is an indirect wholly owned asset management subsidiary of UBS AG, an internationally diversified organization with headquarters in Zurich, Switzerland and operations in many areas of the financial services industry. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”). Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; and changes in overall market conditions. If events occur that materially affect the value of securities (particularly non-U.S. securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange (“NYSE”), the securities are fair valued. The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with sixty days or less remaining to maturity, unless the Board determines that this does not represent fair value. Investments of the UBS PACE Money Market Investments portfolio are valued using the amortized cost method of valuation. All investments quoted in foreign currencies will be valued daily in U.S. dollars on the basis of the applicable foreign currency exchange rates. Foreign currency exchange rates were generally determined prior to the close of the NYSE. Occasionally, events affecting the value of foreign investments and such exchange rates occurred between the time at which they are determined and the close of the NYSE, which will not be reflected in the computation of the Portfolios’ net asset value. If events materially affecting the value of such securities or currency exchange rates occurred during such time periods, the securities were valued at their fair value as determined in good faith by or under the direction of the Board. Effective November 1, 2005 (subsequent to this fiscal quarter ended October 31, 2005), the Portfolios’ began using the foreign currency exchange rates determined as of the close of regular trading on the NYSE.

6

Item 2.    Controls and Procedures.

(a)    The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)    The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.    Exhibits.

(a)     Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS PACE Select Advisors Trust

By:	/s/ W. Douglas Beck
W. Douglas Beck
President

Date:	December 30, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ W. Douglas Beck
W. Douglas Beck
President

Date:	December 30, 2005

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	December 30, 2005